Filed electronically with the Securities and Exchange Commission on December 3, 1998
                                                               File No. 2-24392
                                                               File No. 811-1365

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     /   /

                           Pre-Effective Amendment No.                   /   /
                         Post-Effective Amendment No. 53                 / X /
                                     And/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                 /   /

         Amendment No. 53                                               / X /


                               KEMPER GROWTH FUND
               (Exact Name of Registrant as Specified in Charter)

                  222 South Riverside Plaza, Chicago, IL 60606
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 781-1121

                 Philip J. Collora, Vice President and Secretary
                               Kemper Growth Fund
                            222 South Riverside Plaza
                             Chicago, Illinois 60606
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/   /      Immediately upon filing pursuant to paragraph (b)
/   /      60 days after filing pursuant to paragraph (a) (1)
/   /      75 days after filing pursuant to paragraph (a) (2)
/   /      On __________________ pursuant to paragraph (b)
/ X /      On February 1, 1999 pursuant to paragraph (a) (1)
/   /      On __________________ pursuant to paragraph (a) (2) of Rule 485.

           If Appropriate, check the following box:
/   /      This post-effective amendment designates a new effective date for a previously filed post-effective amendment

                               KEMPER GROWTH FUND

                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------


PART A
------

Item No.     Item Caption                          Prospectus Caption
--------     ------------                          ------------------

   1.        Front and Back Cover Pages            FRONT AND BACK COVER

   2.        Risk/Return Summary:                  GROWTH STOCK INVESTING
             Investments, Risks and                    Investment Approach
             Performance                               Principal Risk Factors
                                                   ABOUT THE FUNDS
                                                       Investment Objective and Strategies
                                                       Principal Risks
                                                       Past Performance
                                                       Principal Strategies and Investments
                                                       Related Risks

   3.        Risk/Return Summary: Fee              ABOUT THE FUNDS
             Table                                     Expense Information

   4.        Investment Objectives,                GROWTH STOCK INVESTING
             Principal Investment                      Investment Approach
             Strategies and Related Risks              Principal Risk Factors
                                                   ABOUT THE FUNDS
                                                       Investment Objective and Strategies
                                                       Principal Risks
                                                       Principal Strategies and Investments
                                                       Related Risks

   5.        Management's Discussion of            NOT APPLICABLE
             Fund Performance

   6.        Management, Organization and           INVESTMENT MANAGER
             Capital Structure                      PORTFOLIO MANAGEMENT

   7.        Shareholder Information               ABOUT YOUR INVESTMENT
                                                       Choosing a Share Class
                                                       Buying Shares
                                                       Selling and Exchanging Shares
                                                       Distribution and Taxes
                                                       Transaction Information

   8.        Distribution Arrangements             ABOUT THE FUNDS
                                                       Expense Information

   9.        Financial Highlights                  ABOUT THE FUNDS
             Information                               Financial Highlights

                            Cross Reference - Page 1



                              KEMPER GROWTH FUND
                              CROSS-REFERENCE SHEET
                                   (continued)

                           Items Required By Form N-1A
                           ---------------------------

PART B
------

  Item No.     Item Caption                    Caption in Statement of Additional Information
  --------     ------------                    ----------------------------------------------

     10.       Cover Page and Table            COVER PAGE
               of Contents                     TABLE OF CONTENTS

     11.       Fund History                    SHAREHOLDER RIGHTS

     12.       Description of the              INVESTMENT RESTRICTIONS
               Fund and Its                    INVESTMENT POLICIES AND TECHNIQUES
               Investments and Risks

                                               INVESTMENT MANAGER AND UNDERWRITER
     13.       Management of the Fund          OFFICERS AND TRUSTEES

     14.       Control Persons and             OFFICERS AND TRUSTEES
               Principal Holders of
               Securities

     15.       Investment Advisory             INVESTMENT MANAGER AND UNDERWRITER
               and Other Services

     16.       Brokerage Allocation            PORTFOLIO TRANSACTIONS
               and Other Practices

     17.       Capital Stock and               SHAREHOLDER RIGHTS
               Other Securities

     18.       Purchase, Redemption            PURCHASE, REPURCHASE AND REDEMPTION OF SHARES
               and Pricing of Shares           NET ASSET VALUE
                                               SPECIAL FEATURES

     19.       Taxation of the Fund            DIVIDENDS AND TAXES

     20.       Underwriters                    INVESTMENT MANAGER AND UNDERWRITER

     21.       Calculation of                  PERFORMANCE
               Performance Data

     22.       Financial Statements            PERFORMANCE


                            Cross Reference - Page 2

                       KEMPER EQUITY FUNDS - GROWTH STYLE
                            SUPPLEMENT TO PROSPECTUS
                             DATED FEBRUARY 1, 1999

                                 CLASS I SHARES

                          Kemper Aggressive Growth Fund

                           Kemper Classic Growth Fund

                              Kemper Blue Chip Fund

                               Kemper Growth Fund

                     Kemper Small Capitalization Equity Fund

                             Kemper Technology Fund

                         Kemper Quantitative Equity Fund

                            Kemper Total Return Fund

                           Kemper Value + Growth Fund

The above funds currently offer four classes of shares to provide investors with different purchasing options. These are Class A, Class B and Class C shares, which are described in the prospectus, and Class I shares, which are described in the prospectus as supplemented hereby.

Class I shares are available for purchase exclusively by the following categories of institutional investors: (1) tax-exempt retirement plans (Profit Sharing, 401(k), Money Purchase Pension and Defined Benefit Plans) of Scudder Kemper Investments, Inc. ("Scudder Kemper") and its affiliates and rollover accounts from those plans; (2) the following investment advisory clients of Scudder Kemper and its investment advisory affiliates that invest at least $1 million in a Fund: unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); unaffiliated banks and insurance companies purchasing for their own accounts; and endowment funds of unaffiliated non-profit organizations; (3) investment-only accounts for large qualified plans, with at least $50 million in total plan assets or at least 1000 participants; (4) trust and fiduciary accounts of trust companies and bank trust departments providing fee based advisory services that invest at least $1 million in a Fund on behalf of each trust; and (5) policy holders under Zurich-American Insurance Group's collateral investment program investing at least $200,000 in a Fund. Class I shares currently are available for purchase only from Kemper Distributors, Inc. ("KDI"), principal underwriter for the Funds, and, in the case of category 4 above, elected dealers authorized by KDI. Share certificates are not available for Class I shares.

The primary distinctions among the classes of each Fund's shares lie in their initial and contingent deferred sales charge schedules and in their ongoing expenses, including asset-based sales charges in the form of Rule 12b-1 distribution fees. Class I shares are offered at net asset value without an initial sales charge and are not subject to a contingent deferred sales charge or a Rule 12b-1 distribution fee. Also, there is no administrative services fee charged to Class I shares. As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of net asset value) and, therefore, the overall investment return, will be higher for Class I shares than for Class A, Class B and Class C shares.

The following information supplements the indicated sections of the prospectus.

Average Annual Total Returns - Class I shares

                  One Year    Five Years    Ten Years

For periods ended
December 31, 1998

Kemper Aggressive
Growth Fund

Kemper Classic
Growth Fund

Kemper Blue Chip
Fund

Kemper Growth Fund

Kemper Small
Capitalization Equity
Fund

Kemper Technology
Fund

Kemper Quantitative
Equity Fund

Kemper Total Return
Fund

Kemper Value +
Growth Fund

S&P 500 Stock Index       __.__%       __.__%       __.__%

The S&P 500 Stock Index is a commonly recognized unmanaged measure of 500 widely held common stocks. Index returns assume reinvestment of dividends and, unlike the fund's returns, do not reflect any fees or expenses.

Expense information

The following information is designed to help you understand the costs of investing in the fund. Each class of shares has a different set of transaction fees, which will vary based on the length of time you hold shares in the fund and the amount of your investment. You will find details about fee discounts and waivers in the Buying shares and Special features sections.

--------------------------------------------------------------------------------
Shareholder fees: Fees charged directly to your account in the fund for various transactions.
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                            Maximum     Maximum    Redemption   Exchange     Maximum
                                             Sales       Sales        Fee         Fee       Deferred
                                           Charge on   Charge on                              Sales
                                           Purchases  Reinvested                           Charge (as
                                          (as a % of   Dividends                             a % of
                                           offering                                        redemption
                                            price)                                          proceeds)

------------------------------------------------------------------------------------------------------
Kemper Aggressive Growth Fund
------------------------------------------------------------------------------------------------------
Kemper Classic Growth Fund
------------------------------------------------------------------------------------------------------

                                       2

Kemper Blue Chip Fund
------------------------------------------------------------------------------------------------------
Kemper Growth Fund
------------------------------------------------------------------------------------------------------
Kemper Small Capitalization Equity Fund
------------------------------------------------------------------------------------------------------
Kemper Technology Fund
------------------------------------------------------------------------------------------------------
Kemper Quantitative Equity Fund
------------------------------------------------------------------------------------------------------
Kemper Total Return Fund
------------------------------------------------------------------------------------------------------
Kemper Value + Growth Fund
------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual fund operating expenses: Paid by the fund before it distributes its net investment income. These are expressed as a percentage of the fund's average daily net assets for the year ended _______.
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                               Investment     Rule 12b-1 fees   Other expenses   Total fund
                                             management fee                                      operating
                                                                                                 expenses

-----------------------------------------------------------------------------------------------------------
Kemper Aggressive Growth Fund
-----------------------------------------------------------------------------------------------------------
Kemper Classic Growth Fund
-----------------------------------------------------------------------------------------------------------
Kemper Blue Chip Fund
-----------------------------------------------------------------------------------------------------------
Kemper Growth Fund
-----------------------------------------------------------------------------------------------------------
Kemper Small Capitalization Equity Fund
-----------------------------------------------------------------------------------------------------------
Kemper Technology Fund
-----------------------------------------------------------------------------------------------------------
Kemper Quantitative Equity Fund
-----------------------------------------------------------------------------------------------------------
Kemper Total Return Fund
-----------------------------------------------------------------------------------------------------------
Kemper Value + Growth Fund
-----------------------------------------------------------------------------------------------------------

Example

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

---------------------------------------------------------------------------------------------------------------------------
Fees and expenses if you sold shares after:                              Fees and expenses if you did not sell your shares:

                        1 Year       3 Years     5 Years     10 Years     1 Year      3 Years     5 Years     10 Years

---------------------------------------------------------------------------------------------------------------------------
Kemper Aggressive
Growth Fund
---------------------------------------------------------------------------------------------------------------------------
Kemper Classic
Growth Fund
---------------------------------------------------------------------------------------------------------------------------
Kemper Blue Chip
Fund
---------------------------------------------------------------------------------------------------------------------------
Kemper Growth
Fund
---------------------------------------------------------------------------------------------------------------------------
Kemper Small
Capitalization Equity
Fund
---------------------------------------------------------------------------------------------------------------------------

                                       3

Kemper Technology
Fund
---------------------------------------------------------------------------------------------------------------------------
Kemper Quantitative
Equity Fund
---------------------------------------------------------------------------------------------------------------------------
Kemper Total Return
Fund
---------------------------------------------------------------------------------------------------------------------------
Kemper Value +
Growth Fund
---------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS - TO BE UPDATED

Kemper Aggressive Growth Fund

Kemper Classic Growth Fund

Kemper Blue Chip Fund

Kemper Growth Fund

Kemper Small Capitalization Equity Fund

Kemper Technology Fund

Kemper Quantitative Equity Fund

Kemper Total Return Fund

Kemper Value + Growth Fund


SPECIAL FEATURES

Shareholders of a Fund's Class I shares may exchange their shares for (i) shares of Zurich Money Funds--Zurich Money Market Fund if the shareholders of Class I shares have purchased shares because they are participants in tax-exempt retirement plans of Scudder Kemper and its affiliates and (ii) Class I shares of any other "Kemper Mutual Fund" listed under "Special Features--Class A Shares--Combined Purchases" in the prospectus. Conversely, shareholders of Zurich Money Funds--Zurich Money Market Fund who have purchased shares because they are participants in tax-exempt retirement plans of Scudder Kemper and its affiliates may exchange their shares for Class I shares of "Kemper Mutual Funds" to the extent that they are available through their plan. Exchanges will be made at the relative net asset values of the shares. Exchanges are subject to the limitations set forth in the prospectus under "Special Features--Exchange Privilege--General."

February 1, 1999

                                                                       LONG TERM
                                                                       INVESTING
                                                                            IN A
                                                                      SHORT TERM
                                                                           WORLD

                  February 1, 1999

Prospectus

Mutual funds:
o    are not FDIC-insured
o    have no bank guarantees
o    may lose value

                                                             Kemper Equity Funds
                                                                    Growth Style

                                                   Kemper Aggressive Growth Fund
                                                      Kemper Classic Growth Fund
                                                           Kemper Blue Chip Fund
                                                              Kemper Growth Fund
                                         Kemper Small Capitalization Equity Fund
                                                          Kemper Technology Fund
                                                 Kemper Quantitative Equity Fund
                                                        Kemper Total Return Fund
                                                      Kemper Value + Growth Fund

                        The Securities and Exchange Commission does not make any
                  judgements as to whether any mutual fund is a good investment.
                           Nor does it judge the accuracy or completeness of any mutual fund prospectus. It is a federal offense to suggest otherwise.

CONTENTS

   Stock Investing.............................................................3
     Investment approach.......................................................3
     Principal risk factors....................................................3
ABOUT THE FUNDS................................................................4
   Kemper Aggressive Growth Fund...............................................4
   Kemper Classic growth Fund.................................................12
   Kemper Blue Chip Fund......................................................20
   Kemper Growth Fund.........................................................27
   Kemper Small Capitalization Equity Fund....................................34
   Kemper Technology Fund.....................................................41
   Kemper Quantitative Equity Fund............................................48
   Kemper Total Return Fund...................................................55
   Kemper Value + Growth Fund.................................................63
     Investment Manager.......................................................69
ABOUT YOUR INVESTMENT.........................................................74
     Choosing a share class...................................................74
     Buying shares............................................................76
     Selling and exchanging shares............................................80
     Distributions and taxes..................................................81
     Transaction information..................................................82

                             GROWTH STOCK INVESTING

Investment approach

The funds described in this prospectus invest in "growth stocks" - shares of companies that are expected to experience rapid growth, resulting from strong sales, talented management and dominant market positions. Because of their anticipated return potential, these stocks are generally in storng demand, and tend to carry relatifely high price-to-earnings rations (P/E) relative to the overall stock market. The investmetn manager invests ror the funds using a "growth at a reasonable price" philosophy by conductin rigorous analysis of the companies' fundmental strenth and assessing overall economic conditions to uncover companies that are trading at reasonable prices, but that still have the potentail for strong growth.

Each fund approaches stock investing with a different style and risk profile.

An investment in the common stock of a company represents a proportionate ownership interest in that company. Therefore, the fund participates in the success or failure of any company in which it holds stock. Compared to other classes of financial assets, such as bonds or cash equivalents, common stocks have historically offered the greatest potential for gain on your investment. However, the market value of common stocks can fluctuate significantly, reflecting such things as the business performance of the issuing company, investors' perceptions of the company or the overall stock market and general economic or financial market movements. Smaller companies are especially sensitive to these factors and may even become valueless.

Principal risk factors

There are market and investment risks with any security and the value of an investment in the funds will fluctuate over time.

Stock Market. Each fund's returns and net asset value will go up and down, and it is possible to lose money invested in a fund. Stock market movements will affect the funds' share prices on a daily basis. Declines are possible both in the overall stock market or in the types of securities held by the funds.

Portfolio Strategy. The portfolio management team's skill in choosing appropriate investments for the funds will determine in large part the funds' ability to achieve their respective investment objectives.

Growth Stocks. Because of their perceived return potential, growth stocks are typically in demand and tend to carry relatively high prices. Growth stocks generally experience greater share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potential and broader economic activity.

ABOUT THE FUNDS

                            KEMPER AGGRESSIVE GROWTH FUND

Investment objective and principal strategies

Kemper Aggressive Growth Fund seeks capital appreciation through the use of aggressive investment techniques. The fund's investment objective and policies may be changed without a vote of shareholders.

In seeking to achieve its objective, the fund invests primarily in equity securities of U.S. companies that the investment manager believes offer the best opportunities for capital appreciation at any given time. The investment manager pursues a flexible investment strategy in the selection of securities, not limited to any particular investment sector, industry or company size; and it may, depending upon market circumstances, emphasize the securities of small, medium or large-sized companies from time to time. The fund may invest a significant portion of its assets in initial public offerings ("IPOs"), which are typically securities of small, unseasoned issuers.

Principal risks

The fund's principal risks are associated with investing in the stock market and the investment manager's skill in managing the fund's portfolio. Please refer to "Stock Investing" at the front of this prospectus for details.

Management Style. To the extent that the fund takes aggressive investment positions, the fund may underperform in markets that favor more conservative growth stock funds.

Non-diversified. Because it is classified as "non-diversified", the fund may invest a relatively high percentage of its assets in a limited number of issuers. Accordingly, the fund's investment returns are more likely to be impacted by changes in the market value and returns of any one portfolio holding.

In addition, investing a significant percentage in one or more market sectors creates exposure to financial, economic, business and other developments affecting issuers in that sector.

                          KEMPER AGGRESSIVE GROWTH FUND

Past performance

The chart and table that follow illustrate the changes in the fund's performance from year to year, as well as performance over time. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31

--------------------------------------------------------------------------------
                                    BAR CHART
--------------------------------------------------------------------------------

For the period included in the bar chart, the fund's highest return for a calendar quarter was ___% (cite quarter), and the fund's lowest return for a calendar quarter was -___% (cite quarter).

Average Annual Total Returns

                          Class A      Class B      Class C        S&P 500 Stock
                                                                       Index
For periods ended
December 31, 1998

One Year                   __.__%       __.__%       __.__%            __.__%
Five Years                 __.__%       __.__%       __.__%            __.__%
Ten Years                  __.__%       __.__%       __.__%            __.__%

The S&P 500 Stock Index is a commonly recognized unmanaged measure of 500 widely held common stocks. Index returns assume reinvestment of dividends and, unlike the fund's returns, do not reflect any fees or expenses.

                          KEMPER AGGRESSIVE GROWTH FUND

Expense information

The following information is designed to help you understand the costs of investing in the fund. Each class of shares has a different set of transaction fees, which will vary based on the length of time you hold shares in the fund and the amount of your investment. You will find details about fee discounts and waivers in the Buying shares and Special features sections.

--------------------------------------------------------------------------------
Shareholder fees: Fees charged directly to your account in the fund for various transactions.
--------------------------------------------------------------------------------
                                                 Class A     Class B     Class C
--------------------------------------------------------------------------------
Maximum Sales Charge on Purchases (as a % of
offering price)                                   5.75%       None        None
--------------------------------------------------------------------------------
Maximum Sales Charge on Reinvested Dividends      None        None        None
--------------------------------------------------------------------------------
Redemption Fee                                    None        None        None
--------------------------------------------------------------------------------
Exchange Fee                                      None        None        None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (as a % of
redemption proceeds)                              None(1)     4%          1%
--------------------------------------------------------------------------------

(1) The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% during the first year and 0.50% during the second year.

--------------------------------------------------------------------------------
Annual fund operating expenses: Paid by the fund before it distributes its net investment income. These are expressed as a percentage of the fund's average daily net assets for the year ended _______.
--------------------------------------------------------------------------------
                                         Class A         Class B         Class C
--------------------------------------------------------------------------------
Investment management fee
--------------------------------------------------------------------------------
Rule 12b-1 fees
--------------------------------------------------------------------------------
Other expenses
--------------------------------------------------------------------------------
Total fund operating expenses
--------------------------------------------------------------------------------

                          KEMPER AGGRESSIVE GROWTH FUND

Example

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

----------------------------------------------------------------------------------------------------
Fees and expenses if you sold shares after:       Fees and expenses if you did not sell your shares:

             Class A     Class B      Class C                Class A      Class B     Class C

1 Year                                            1 Year
----------------------------------------------------------------------------------------------------
3 Years                                           3 Years
----------------------------------------------------------------------------------------------------
5 Years                                           5 Years
----------------------------------------------------------------------------------------------------
10 Years                                          10 Years
----------------------------------------------------------------------------------------------------

Principal strategies and investments

Under normal conditions, the fund will invest at least 65%, and may invest up to 100%, of its total assets in equity securities.

The investment manager uses a disciplined approach to stock selection and fundamental research to help it identify quality "growth" companies whose stocks are selling at reasonable prices. Growth stocks are stocks of companies whose earnings per share are expected by the investment manager to grow faster than the market average. Growth stocks tend to trade at higher price to earnings (P/E) ratios than the general market, but the investment manager believes that the potential of such stocks for above average earnings more than justifies their price. The investment manager relies heavily upon the fundamental analysis and research of its large research staff, and will generally seek to invest in growth companies whose value may not be fully recognized by the market at large.

                          KEMPER AGGRESSIVE GROWTH FUND

Such companies may be:

o Expected to achieve accelerating earnings growth, perhaps due to strong demand for their products or services;

o Undervalued, based upon price/earnings ratios, price/book value ratios and other measures;

o           Undergoing financial restructuring;

o     Involved in takeover or arbitrage situations;

o Expected to benefit from evolving market cycles or changing economic conditions; or

o Representing special situations, such as changes in management or favorable regulatory developments.

Because of the flexible nature of the fund's investment policies, the fund may have a higher portfolio turnover than a typical equity mutual fund. To some extent, the fund may trade in securities for the short term. In addition, the investment manager may use market volatility in an attempt to capitalize on apparently unwarranted price fluctuations, both to purchase or increase undervalued positions and to sell or reduce overvalued holdings. For example, during market declines, the fund may add to positions in favored securities, while becoming more aggressive as it gradually reduces the number of companies represented in its portfolio. Conversely, in rising markets, the fund may reduce or eliminate fully valued positions, while becoming more conservative as it gradually increases the number of companies in its portfolio.

Although the fund will not invest 25% or more of its total assets in any one industry, it may, from time to time, invest 25% or more of its total assets in one or more market sectors, such as the technology sector.

While not a principal strategy, the fund may purchase foreign securities and engage in related foreign currency transactions and lend its portfolio securities, may utilize financial futures contracts and options, and may hold cash and other temporary investments such as repurchase agreements.

                          KEMPER AGGRESSIVE GROWTH FUND

From time to time, the fund may invest up to 100% of its assets in cash or defensive type securities, such as high-grade debt securities, securities of the U.S. Government or its agencies and high quality money market instruments, including repurchase agreements for temporary defensive purposes. Defensive investments should serve to lessen volatility in an adverse market, although they will also generate lower returns than most other kinds of investments in most markets. Because this defensive policy differs from the fund's investment objective, the fund may not achieve its goals during a defensive period.

More information about investments and strategies is provided in the Statement of Additional Information. Of course, there can be no guarantee that by following these strategies, the fund will achieve its objective.

Related risks

If the aggressive growth types of stocks the fund invests in do not produce expected earnings results, they may lose significant share value.

To the extent that the fund concentrates its investments in a market sector, financial, economic, business and other developments affecting issuers in that sector may have a greater effect on the fund than if it had not concentrated its assets in that sector.

At times, the fund may engage in short-term trading of portfolio securities, which could produce higher brokerage costs and taxable distributions.

Investing in foreign securities involves other considerations including limited information, higher brokerage costs, different accounting standards and thinner trading markets as compared to U.S. markets. In addition, investing in foreign securities, and to a greater extent emerging markets, involves special risks including changes in foreign currency exchange rates and political and economic instability.

                          KEMPER AGGRESSIVE GROWTH FUND

Financial highlights

The table below is intended to help you understand the fund's financial performance for the past several years. The total return figures show what an investor in the fund would have earned (or lost) assuming reinvestment of all dividends and distributions. This information has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request (see back cover).


To Be Updated

                           KEMPER CLASSIC GROWTH FUND

Investment objective and principal strategies

Kemper Classic Growth Fund seeks to provide long-term growth of capital with reduced share price volatility compared to other growth mutual funds. The fund's investment objective and policies may be changed without a vote of shareholders.

The fund invests in common stocks to achieve its objective. The fund is broadly diversified and conservatively managed, with attention paid to stock valuation and risk. The fund invests in firms that have a record of sustained earnings, growth distinguished by solid management, a strong franchise and dominance in their market niche - in short, firms with strong growth potential. While current income is not a stated objective of the fund, many of the fund's securities may provide regular dividends, which are also expected to grow over time.

The fund is intended to be a core equity component of a long-term portfolio and, as such, can be an excellent retirement investment vehicle. As part of an investment plan geared towards retirement or long-term investment, the fund can complement an individual portfolio consisting of more or less aggressive funds, considering individual timeframes and tolerance for risk. As an investment for those already in their retirement years, this fund seeks long-term growth, but with less share price volatility than other growth funds.

Principal risks

The fund's principal risks are associated with investing in the stock market and the investment manager's skill in managing the fund's portfolio. Please refer to "Stock Investing" at the front of this prospectus for details.

Management Style. To the extent that the fund seeks to moderate share price volatility compared with other growth stock mutual funds, the fund may underperform in markets that favor more aggressive growth stock funds.

                           KEMPER CLASSIC GROWTH FUND

Past performance

The chart and table that follow illustrate the changes in the fund's performance from year to year, as well as performance over time. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31

--------------------------------------------------------------------------------
                                    BAR CHART
--------------------------------------------------------------------------------

For the period included in the bar chart, the fund's highest return for a calendar quarter was 20.73% (the second quarter of 1997), and the fund's lowest return for a calendar quarter was -15.24% (the third quarter of 1997). The fund's year-to-date total return as of 9/30/98 was -2.14.

Average Annual Total Returns

                          Class A      Class B      Class C        S&P 500 Stock
                                                                       Index
For periods ended
December 31, 1998

One Year                   __.__%       __.__%       __.__%            __.__%
Five Years                 __.__%       __.__%       __.__%            __.__%
Ten Years                  __.__%       __.__%       __.__%            __.__%

The S&P 500 Stock Index is a commonly recognized unmanaged measure of 500 widely held common stocks. Index returns assume reinvestment of dividends and, unlike the fund's returns, do not reflect any fees or expenses.

                           KEMPER CLASSIC GROWTH FUND

Expense information

The following information is designed to help you understand the costs of investing in the fund. Each class of shares has a different set of transaction fees, which will vary based on the length of time you hold shares in the fund and the amount of your investment. You will find details about fee discounts and waivers in the Buying shares and Special features sections.

--------------------------------------------------------------------------------
Shareholder fees: Fees charged directly to your account in the fund for various transactions.
--------------------------------------------------------------------------------
                                                Class A     Class B     Class C
--------------------------------------------------------------------------------
Maximum Sales Charge on Purchases (as a % of
offering price)                                  5.75%       None        None
--------------------------------------------------------------------------------
Maximum Sales Charge on Reinvested Dividends     None        None        None
--------------------------------------------------------------------------------
Redemption Fee                                   None        None        None
--------------------------------------------------------------------------------
Exchange Fee                                     None        None        None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (as a % of
redemption proceeds)                             None(1)     4%          1%
--------------------------------------------------------------------------------

(1) The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% during the first year and 0.50% during the second year.

--------------------------------------------------------------------------------
Annual fund operating expenses: Paid by the fund before it distributes its net investment income. These are expressed as a percentage of the fund's average daily net assets for the year ended _______.
--------------------------------------------------------------------------------
                                      Class A         Class B         Class C
--------------------------------------------------------------------------------
Investment management fee
--------------------------------------------------------------------------------
Rule 12b-1 fees
--------------------------------------------------------------------------------
Other expenses
--------------------------------------------------------------------------------
Total fund operating expenses
--------------------------------------------------------------------------------

                           KEMPER CLASSIC GROWTH FUND

Example

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

----------------------------------------------------------------------------------------------------
Fees and expenses if you sold shares after:       Fees and expenses if you did not sell your shares:

             Class A     Class B      Class C                Class A      Class B     Class C

1 Year                                            1 Year
----------------------------------------------------------------------------------------------------
3 Years                                           3 Years
----------------------------------------------------------------------------------------------------
5 Years                                           5 Years
----------------------------------------------------------------------------------------------------
10 Years                                          10 Years
----------------------------------------------------------------------------------------------------

Principal strategies and investments

Under normal market conditions, the fund invests primarily in a diversified portfolio of common stocks which the investment manager believes offers above-average appreciation potential while also offering the potential for less share price volatility than other growth mutual funds.

In seeking such investments, the investment manager focuses its investments in high quality, medium- to large-sized U.S. companies with leading competitive positions. Using in-depth fundamental company research, along with proprietary financial quality, stock rating and risk measures, the investment manager looks for companies with:

strong and sustainable earnings growth

a proven ability to add value over time

reasonable stock market valuations.

These companies often have important business franchises, leading products, services or technologies, or dominant marketing and distribution systems.

                           KEMPER CLASSIC GROWTH FUND

The fund seeks to reduce the overall impact of fluctuations in the stock market and individual security price volatility. The fund employs a three-step process designed to help identify less volatile growth stocks. The fund's management team begins with a universe of quality companies with market capitalizations greater than $750 million. Then they narrow the universe using fundamental and quantitative analysis to filter out stocks based on three factors:

strong fundamentals -include stocks of companies that they believe have the ability to deliver powerful and consistent earnings growth attractive valuations -exclude stocks that they believe are priced too high based on expectations for the company potential risk factors -exclude stocks that they believe are likely to decline sharply on any negative news.

The fund allocates its investments among different industries and companies, and adjusts its portfolio securities based on long-term investment considerations as opposed to short-term trading. The fund emphasizes U.S. investments, although it can commit a portion of its assets to the equity securities of foreign growth companies that meet the criteria applicable to domestic investments.

While not a principal strategy, the fund may invest in convertible securities and debt securities rated in the top four categories by a nationally recognized statistical rating services, may utilize financial futures contracts and options, and may hold cash and other temporary investments such as repurchase agreements.

From time to time, the fund may invest up to 100% of its assets in short-term high-grade debt securities, cash and cash equivalents for temporary defensive purposes. Defensive investments should serve to lessen volatility in an adverse market, although they will also generate lower returns than most other kinds of investments in most markets. Because this defensive policy differs from the fund's investment objective, the fund may not achieve its goals during a defensive period.

More information about investments and strategies is provided in the Statement of Additional Information. Of course, there can be no guarantee that by following these strategies, the fund will achieve its objective.

                           KEMPER CLASSIC GROWTH FUND

Related risks

Investing in foreign securities involves other considerations including limited information, higher brokerage costs, different accounting standards and thinner trading markets as compared to U.S. markets. In addition, investing in foreign securities, and to a greater extent emerging markets, involves special risks including changes in foreign currency exchange rates and political and economic instability.

                           KEMPER CLASSIC GROWTH FUND

Financial highlights

The table below is intended to help you understand the fund's financial performance for the past several years. The total return figures show what an investor in the fund would have earned (or lost) assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request (see back cover).


To Be Updated

                              KEMPER BLUE CHIP FUND

Investment objective and principal strategies

Kemper Blue Chip Fund seeks growth of capital and of income. The fund's investment objective and policies may be changed without a vote of shareholders.

In seeking to achieve its objective, the fund will invest primarily in common stocks of well capitalized, established companies that the fund's investment manager believes to have the potential for growth of capital, earnings and dividends. Under normal market conditions, the fund will, as a fundamental policy, invest at least 65%, and may invest up to 100%, of its total assets in the common stocks of companies with a market capitalization of at least $1 billion at the time of investment.

Principal risks

The fund's principal risks are associated with investing in the stock market and the investment manager's skill in managing the fund's portfolio. Please refer to "Stock Investing" at the front of this prospectus for details.

Management Style. To the extent that the fund invests in larger, more established companies, the fund may underperform in markets that favor more aggressive growth stock funds

                              KEMPER BLUE CHIP FUND

Past performance

The chart and table that follow illustrate the changes in the fund's performance from year to year, as well as performance over time. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31

--------------------------------------------------------------------------------
                                    BAR CHART
--------------------------------------------------------------------------------

For the period included in the bar chart, the fund's highest return for a calendar quarter was ___% (cite quarter), and the fund's lowest return for a calendar quarter was -___% (cite quarter).

Average Annual Total Returns

                          Class A      Class B      Class C        S&P 500 Stock
                                                                       Index
For periods ended
December 31, 1998

One Year                   __.__%       __.__%       __.__%            __.__%
Five Years                 __.__%       __.__%       __.__%            __.__%
Ten Years                  __.__%       __.__%       __.__%            __.__%

The S&P 500 Stock Index is a commonly recognized unmanaged measure of 500 widely held common stocks. Index returns assume reinvestment of dividends and, unlike the fund's returns, do not reflect any fees or expenses.

                              KEMPER BLUE CHIP FUND

Expense information

The following information is designed to help you understand the costs of investing in the fund. Each class of shares has a different set of transaction fees, which will vary based on the length of time you hold shares in the fund and the amount of your investment. You will find details about fee discounts and waivers in the Buying shares and Special features sections.

--------------------------------------------------------------------------------
Shareholder fees: Fees charged directly to your account in the fund for various transactions.
--------------------------------------------------------------------------------
                                                Class A     Class B     Class C
--------------------------------------------------------------------------------
Maximum Sales Charge on Purchases (as a % of
offering price)                                  5.75%       None        None
--------------------------------------------------------------------------------
Maximum Sales Charge on Reinvested Dividends     None        None        None
--------------------------------------------------------------------------------
Redemption Fee                                   None        None        None
--------------------------------------------------------------------------------
Exchange Fee                                     None        None        None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (as a % of
redemption proceeds)                             None(1)     4%          1%
--------------------------------------------------------------------------------

(1) The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% during the first year and 0.50% during the second year.

--------------------------------------------------------------------------------
Annual fund operating expenses: Paid by the fund before it distributes its net investment income. These are expressed as a percentage of the fund's average daily net assets for the year ended _______.
--------------------------------------------------------------------------------
                                      Class A         Class B         Class C
--------------------------------------------------------------------------------
Investment management fee
--------------------------------------------------------------------------------
Rule 12b-1 fees
--------------------------------------------------------------------------------
Other expenses
--------------------------------------------------------------------------------
Total fund operating expenses
--------------------------------------------------------------------------------

                              KEMPER BLUE CHIP FUND

Example

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

----------------------------------------------------------------------------------------------------
Fees and expenses if you sold shares after:       Fees and expenses if you did not sell your shares:

             Class A     Class B      Class C                Class A      Class B     Class C

1 Year                                            1 Year
----------------------------------------------------------------------------------------------------
3 Years                                           3 Years
----------------------------------------------------------------------------------------------------
5 Years                                           5 Years
----------------------------------------------------------------------------------------------------
10 Years                                          10 Years
----------------------------------------------------------------------------------------------------

Principal strategies and investments

In pursuing its objective, the fund will emphasize investments in common stocks of large, well known, high quality companies. Companies of this general type are often referred to as "Blue Chip" companies. "Blue Chip" companies are generally identified by their substantial capitalization, established history of earnings and dividends, easy access to credit, good industry position and superior management structure.

"Blue Chip" companies are believed to generally exhibit less investment risk and less price volatility than companies lacking these high quality characteristics, such as smaller, less seasoned companies. In addition, the large market of publicly held shares for such companies and the generally high trading volume in those shares results in a relatively high degree of liquidity for such investments. The characteristics of high quality and high liquidity of "Blue Chip" investments should make the market for such stocks attractive to investors both within and outside the United States. The fund will generally attempt to avoid speculative securities or those with significant speculative characteristics.

In general, the fund will seek to invest in those established, high quality companies whose industries are experiencing favorable secular or cyclical change. Thus, the fund in seeking its objective will endeavor to select its investments from among high quality companies operating in the more attractive industries.

                              KEMPER BLUE CHIP FUND

There are risks inherent in the investment in any security, including shares of the fund. The investment manager attempts to reduce risk through diversification of the fund's portfolio and fundamental research; however, there is no guarantee that such efforts will be successful. The investment manager believes that there are opportunities for growth of capital and growth of dividends from investments in "Blue Chip" companies over time. The fund's shares are intended for long-term investment.

While not a principal strategy, the fund may invest in preferred stocks, debt securities and securities convertible into or exchangeable for common stocks, including warrants and rights, purchase foreign securities, engage in related foreign currency transactions and lend its portfolio securities, may utilize financial futures contracts and options, and may hold cash and other temporary investments such as repurchase agreements.

From time to time, the fund may invest up to 100% of its assets in short-term high-grade debt securities, cash and cash equivalents for temporary defensive purposes. Defensive investments should serve to lessen volatility in an adverse market, although they will also generate lower returns than most other kinds of investments in most markets. Because this defensive policy differs from the fund's investment objective, the fund may not achieve its goals during a defensive period.

More information about investments and strategies is provided in the Statement of Additional Information. Of course, there can be no guarantee that by following these strategies, the fund will achieve its objective.

Related risks

Investing in foreign securities involves other considerations including limited information, higher brokerage costs, different accounting standards and thinner trading markets as compared to U.S. markets. In addition, investing in foreign securities, and to a greater extent emerging markets, involves special risks including changes in foreign currency exchange rates and political and economic instability.

                              KEMPER BLUE CHIP FUND

Financial highlights

The table below is intended to help you understand the fund's financial performance for the past several years. The total return figures show what an investor in the fund would have earned (or lost) assuming reinvestment of all dividends and distributions. This information has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request (see back cover).


To Be Updated

                               KEMPER GROWTH FUND

Investment objective and principal strategies

Kemper Growth Fund seeks growth of capital through professional management and diversification of investments in securities it believes to have potential for capital appreciation. The fund's investment objective and policies may be changed without a vote of shareholders.

Most investments will be in common stocks of companies with above-average growth prospects.

Principal risks

The fund's principal risks are associated with investing in the stock market and the investment manager's skill in managing the fund's portfolio. Please refer to "Stock Investing" at the front of this prospectus for details.

Management Style. If the growth stocks the fund invests in do not produce the expected earnings growth, their share price may drop, correspondingly effecting the fund's net asset value.

                               KEMPER GROWTH FUND

Past performance

The chart and table that follow illustrate the changes in the fund's performance from year to year, as well as performance over time. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31

--------------------------------------------------------------------------------
                                    BAR CHART
--------------------------------------------------------------------------------

For the period included in the bar chart, the fund's highest return for a calendar quarter was ___% (cite quarter), and the fund's lowest return for a calendar quarter was -___% (cite quarter).

Average Annual Total Returns

                          Class A      Class B      Class C        S&P 500 Stock
                                                                       Index
For periods ended
December 31, 1998

One Year                   __.__%       __.__%       __.__%            __.__%
Five Years                 __.__%       __.__%       __.__%            __.__%
Ten Years                  __.__%       __.__%       __.__%            __.__%

The S&P 500 Stock Index is a commonly recognized unmanaged measure of 500 widely held common stocks. Index returns assume reinvestment of dividends and, unlike the fund's returns, do not reflect any fees or expenses.

                               KEMPER GROWTH FUND

Expense information

The following information is designed to help you understand the costs of investing in the fund. Each class of shares has a different set of transaction fees, which will vary based on the length of time you hold shares in the fund and the amount of your investment. You will find details about fee discounts and waivers in the Buying shares and Special features sections.

--------------------------------------------------------------------------------
Shareholder fees: Fees charged directly to your account in the fund for various transactions.
--------------------------------------------------------------------------------
                                                Class A     Class B     Class C
--------------------------------------------------------------------------------
Maximum Sales Charge on Purchases (as a % of
offering price)                                  5.75%       None        None
--------------------------------------------------------------------------------
Maximum Sales Charge on Reinvested Dividends     None        None        None
--------------------------------------------------------------------------------
Redemption Fee                                   None        None        None
--------------------------------------------------------------------------------
Exchange Fee                                     None        None        None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (as a % of
redemption proceeds)                             None(1)     4%          1%
--------------------------------------------------------------------------------

(1) The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% during the first year and 0.50% during the second year.

--------------------------------------------------------------------------------
Annual fund operating expenses: Paid by the fund before it distributes its net investment income. These are expressed as a percentage of the fund's average daily net assets for the year ended _______.
--------------------------------------------------------------------------------
                                      Class A         Class B         Class C
--------------------------------------------------------------------------------
Investment management fee
--------------------------------------------------------------------------------
Rule 12b-1 fees
--------------------------------------------------------------------------------
Other expenses
--------------------------------------------------------------------------------
Total fund operating expenses
--------------------------------------------------------------------------------

                               KEMPER GROWTH FUND

Example

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

----------------------------------------------------------------------------------------------------
Fees and expenses if you sold shares after:       Fees and expenses if you did not sell your shares:

             Class A     Class B      Class C                Class A      Class B     Class C

1 Year                                            1 Year
----------------------------------------------------------------------------------------------------
3 Years                                           3 Years
----------------------------------------------------------------------------------------------------
5 Years                                           5 Years
----------------------------------------------------------------------------------------------------
10 Years                                          10 Years
----------------------------------------------------------------------------------------------------

Principal strategies and investments

In seeking to achieve its objective, it will be the fund's policy to invest primarily in securities that it believes offer the potential for increasing the fund's total asset value.

Some of the factors the fund's management will consider in making its investments are:

o     patterns of increasing growth in sales and earnings

o     the development of new or improved products or services

o     favorable outlooks for growth in the industry

o     the probability of increased operating efficiencies

o     emphasis on research and development

o     cyclical conditions

o other signs that a company is expected to show greater than average capital appreciation and earnings growth.

                               KEMPER GROWTH FUND

In seeking to obtain capital appreciation, the fund may trade in securities for the short-term. To this extent, the fund will be engaged in trading operations based on short-term market considerations as distinct from long-term investment based upon fundamental valuation of securities. However, the fund will emphasize fundamental research in attempting to identify under-valued situations that it hopes will appreciate over the longer term. The fund's investment policy may involve a somewhat greater risk than is inherent in the ordinary investment security. Since any income received from such securities will be entirely incidental, an investor should not consider a purchase of fund shares as equivalent to a complete investment program.

While not a principal strategy, the fund may invest in convertible securities (including warrants), such as bonds and preferred stocks, purchase foreign securities, engage in related foreign currency transactions and lend its portfolio securities. In addition, the fund may utilize financial futures contracts and options, and may hold cash and other temporary investments such as repurchase agreements.

From time to time, the fund may invest up to 100% of its assets in short-term high-grade debt securities, cash and cash equivalents for temporary defensive purposes. Defensive investments should serve to lessen volatility in an adverse market, although they will also generate lower returns than most other kinds of investments in most markets. Because this defensive policy differs from the fund's investment objective, the fund may not achieve its goals during a defensive period.

More information about investments and strategies is provided in the Statement of Additional Information. Of course, there can be no guarantee that by following these strategies, the fund will achieve its objective.

Related risks

At times, the fund may engage in short-term trading of portfolio securities, which could produce higher brokerage costs and taxable distributions.

Investing in foreign securities involves other considerations including limited information, higher brokerage costs, different accounting standards and thinner trading markets as compared to U.S. markets. In addition, investing in foreign securities, and to a greater extent emerging markets, involves special risks including changes in foreign currency exchange rates and political and economic instability.

                               KEMPER GROWTH FUND

Financial highlights

The table below is intended to help you understand the fund's financial performance for the past several years. The total return figures show what an investor in the fund would have earned (or lost) assuming reinvestment of all dividends and distributions. This information has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request (see back cover).


To Be Updated

                     KEMPER SMALL CAPITALIZATION EQUITY FUND

Investment objective and principal strategies

Kemper Small Capitalization Equity Fund seeks maximum appreciation of investors' capital. Current income will not be a significant factor. The fund's investment objective and policies may be changed without a vote of shareholders.

The fund invests principally in the common stock of smaller companies. The fund seeks attractive areas for investment opportunity arising from such factors as technological advances, new marketing methods, and changes in the economy and population.

Principal risks

Since many of the securities in the fund's portfolio may be considered speculative in nature by traditional investment standards, substantially greater than average market volatility and investment risk may be involved. There can be no assurance that the fund's shareholders will be protected from the risk of loss inherent in security ownership.

The fund's principal risks are associated with investing in the stock market and the investment manager's skill in managing the fund's portfolio. Please refer to "Stock Investing" at the front of this prospectus for details.

Management Style. The fund's investment focus on smaller companies involves greater risk than a fund that invests primarily in larger, more established companies.

                     KEMPER SMALL CAPITALIZATION EQUITY FUND

Past performance

The chart and table that follow illustrate the changes in the fund's performance from year to year, as well as performance over time. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31

--------------------------------------------------------------------------------
                                    BAR CHART
--------------------------------------------------------------------------------

For the period included in the bar chart, the fund's highest return for a calendar quarter was ___% (cite quarter), and the fund's lowest return for a calendar quarter was -___% (cite quarter).

Average Annual Total Returns

                          Class A      Class B      Class C        ______ Index
For periods ended
December 31, 1998

One Year                   __.__%       __.__%       __.__%           __.__%
Five Years                 __.__%       __.__%       __.__%           __.__%
Ten Years                  __.__%       __.__%       __.__%           __.__%

The ______ Index is a commonly recognized unmanaged measure of _______. Index returns assume reinvestment of dividends and, unlike the fund's returns, do not reflect any fees or expenses.

                     KEMPER SMALL CAPITALIZATION EQUITY FUND

Expense information

The following information is designed to help you understand the costs of investing in the fund. Each class of shares has a different set of transaction fees, which will vary based on the length of time you hold shares in the fund and the amount of your investment. You will find details about fee discounts and waivers in the Buying shares and Special features sections.

--------------------------------------------------------------------------------
Shareholder fees: Fees charged directly to your account in the fund for various transactions.
--------------------------------------------------------------------------------
                                                Class A     Class B     Class C
--------------------------------------------------------------------------------
Maximum Sales Charge on Purchases (as a % of
offering price)                                  5.75%       None        None
--------------------------------------------------------------------------------
Maximum Sales Charge on Reinvested Dividends     None        None        None
--------------------------------------------------------------------------------
Redemption Fee                                   None        None        None
--------------------------------------------------------------------------------
Exchange Fee                                     None        None        None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (as a % of
redemption proceeds)                             None(1)     4%          1%
--------------------------------------------------------------------------------

(1) The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% during the first year and 0.50% during the second year.

--------------------------------------------------------------------------------
Annual fund operating expenses: Paid by the fund before it distributes its net investment income. These are expressed as a percentage of the fund's average daily net assets for the year ended _______.
--------------------------------------------------------------------------------
                                      Class A         Class B         Class C
--------------------------------------------------------------------------------
Investment management fee
--------------------------------------------------------------------------------
Rule 12b-1 fees
--------------------------------------------------------------------------------
Other expenses
--------------------------------------------------------------------------------
Total fund operating expenses
--------------------------------------------------------------------------------

                     KEMPER SMALL CAPITALIZATION EQUITY FUND

Example

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

----------------------------------------------------------------------------------------------------
Fees and expenses if you sold shares after:       Fees and expenses if you did not sell your shares:

             Class A     Class B      Class C                Class A      Class B     Class C

1 Year                                            1 Year
----------------------------------------------------------------------------------------------------
3 Years                                           3 Years
----------------------------------------------------------------------------------------------------
5 Years                                           5 Years
----------------------------------------------------------------------------------------------------
10 Years                                          10 Years
----------------------------------------------------------------------------------------------------

Principal strategies and investments

As a non-fundamental policy, at least 65% of the fund's total assets normally will be invested in the equity securities of smaller companies, i.e., those having a market capitalization of $1 billion or less at the time of investment, many of which would be in the early stages of their life cycle.

Currently, the investment manager believes that investment opportunities may be found among the following:

o companies engaged in high technology fields such as electronics, medical technology, computer software and specialty retailing

o companies having a significantly improved earnings outlook as the result of a changed economic environment, acquisitions, mergers, new management, changed corporate strategy or product innovation

o companies supplying new or rapidly growing services to consumers and businesses in such fields as automation, data processing, communications, marketing and finance

o     companies having innovative concepts or ideas.

                     KEMPER SMALL CAPITALIZATION EQUITY FUND

In the selection of investments, long-term capital appreciation will take precedence over short range market fluctuations. The fund does not intend to engage actively in trading for short-term profits, although it may occasionally make investments for short-term capital appreciation when such action is believed to be desirable and consistent with sound investment procedure.

While not a principal strategy, the fund may invest in convertible securities and debt securities, may lend portfolio securities, may utilize financial futures contracts and options, and may hold cash and other temporary investments such as repurchase agreements.

From time to time, the fund may invest up to 100% of its assets in short-term high-grade debt securities, cash and cash equivalents for temporary defensive purposes. Defensive investments should serve to lessen volatility in an adverse market, although they will also generate lower returns than most other kinds of investments in most markets. Because this defensive policy differs from the fund's investment objective, the fund may not achieve its goals during a defensive period.

More information about investments and strategies is provided in the Statement of Additional Information. Of course, there can be no guarantee that by following these strategies, the fund will achieve its objective.

                     KEMPER SMALL CAPITALIZATION EQUITY FUND

Related risks

Investments in securities of companies with small market capitalizations are generally considered to offer greater opportunity for appreciation and to involve greater risks of depreciation than securities of companies with larger market capitalizations. Since the securities of such companies are not as broadly traded as those of companies with larger market capitalizations, these securities are often subject to wider and more abrupt fluctuations in market price.

Among the reasons for the greater price volatility of these securities are the less certain growth prospects of smaller firms, a lower degree of liquidity in the markets for such stocks compared to larger capitalization stocks, and the greater sensitivity of small companies to changing economic conditions. In addition to exhibiting greater volatility, small company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Investors should therefore expect that the share value of the fund may be more volatile than the shares of a fund that invests in larger capitalization stocks.

Investing in foreign securities involves other considerations including limited information, higher brokerage costs, different accounting standards and thinner trading markets as compared to U.S. markets. In addition, investing in foreign securities, and to a greater extent emerging markets, involves special risks including changes in foreign currency exchange rates and political and economic instability.

                     KEMPER SMALL CAPITALIZATION EQUITY FUND

Financial highlights

The table below is intended to help you understand the fund's financial performance for the past several years. The total return figures show what an investor in the fund would have earned (or lost) assuming reinvestment of all dividends and distributions. This information has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request (see back cover).


To Be Updated

                             KEMPER TECHNOLOGY FUND

Investment objective and principal strategies

Kemper Technology Fund seeks growth of capital. The fund's investment objective and policies may be changed without a vote of shareholders.

In seeking to achieve its objective, the fund will invest primarily in securities of companies which the investment manager expects to benefit from technological advances and improvements, with an emphasis on the securities of companies that the investment manager believes have potential for long-term capital growth. Receipt of income from such securities will be entirely incidental.

Principal risks

The fund's principal risks are associated with investing in the stock market and the investment manager's skill in managing the fund's portfolio. Please refer to "Stock Investing" at the front of this prospectus for details.

Management Style. Because many of the companies benefiting from technological advances are smaller in size, the fund's involves greater risk than a fund that invests primarily in larger, more established companies. Also, emphasis by the fund on technology companies involves greater risk than investment in a broader range of sectors and securities.

                             KEMPER TECHNOLOGY FUND

Past performance

The chart and table that follow illustrate the changes in the fund's performance from year to year, as well as performance over time. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31

--------------------------------------------------------------------------------
                                    BAR CHART
--------------------------------------------------------------------------------

For the period included in the bar chart, the fund's highest return for a calendar quarter was ___% (cite quarter), and the fund's lowest return for a calendar quarter was -___% (cite quarter).

Average Annual Total Returns

                          Class A      Class B      Class C        ______ Index
For periods ended
December 31, 1998

One Year                   __.__%       __.__%       __.__%           __.__%
Five Years                 __.__%       __.__%       __.__%           __.__%
Ten Years                  __.__%       __.__%       __.__%           __.__%

The ______ Index is a commonly recognized unmanaged measure of ________. Index returns assume reinvestment of dividends and, unlike the fund's returns, do not reflect any fees or expenses.

                             KEMPER TECHNOLOGY FUND

Expense information

The following information is designed to help you understand the costs of investing in the fund. Each class of shares has a different set of transaction fees, which will vary based on the length of time you hold shares in the fund and the amount of your investment. You will find details about fee discounts and waivers in the Buying shares and Special features sections.

--------------------------------------------------------------------------------
Shareholder fees: Fees charged directly to your account in the fund for various transactions.
--------------------------------------------------------------------------------
                                                Class A     Class B     Class C
--------------------------------------------------------------------------------
Maximum Sales Charge on Purchases (as a % of
offering price)                                  5.75%       None        None
--------------------------------------------------------------------------------
Maximum Sales Charge on Reinvested Dividends     None        None        None
--------------------------------------------------------------------------------
Redemption Fee                                   None        None        None
--------------------------------------------------------------------------------
Exchange Fee                                     None        None        None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (as a % of
redemption proceeds)                             None(1)     4%          1%
--------------------------------------------------------------------------------

(1) The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% during the first year and 0.50% during the second year.

--------------------------------------------------------------------------------
Annual fund operating expenses: Paid by the fund before it distributes its net investment income. These are expressed as a percentage of the fund's average daily net assets for the year ended _______.
--------------------------------------------------------------------------------
                                      Class A         Class B         Class C
--------------------------------------------------------------------------------
Investment management fee
--------------------------------------------------------------------------------
Rule 12b-1 fees
--------------------------------------------------------------------------------
Other expenses
--------------------------------------------------------------------------------
Total fund operating expenses
--------------------------------------------------------------------------------

                             KEMPER TECHNOLOGY FUND

Example

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

----------------------------------------------------------------------------------------------------
Fees and expenses if you sold shares after:       Fees and expenses if you did not sell your shares:

             Class A     Class B      Class C                Class A      Class B     Class C

1 Year                                            1 Year
----------------------------------------------------------------------------------------------------
3 Years                                           3 Years
----------------------------------------------------------------------------------------------------
5 Years                                           5 Years
----------------------------------------------------------------------------------------------------
10 Years                                          10 Years
----------------------------------------------------------------------------------------------------

Principal strategies and investments

The investment manager currently believes that investments in smaller emerging growth technology companies may offer greater opportunities for growth of capital than investments in larger, more established technology companies.

The fund invests principally in the common stock of technology companies. Technology companies include those whose processes, products or services, in the judgment of the investment manager, are or may be expected to be significantly benefited by scientific developments and the application of technical advances in industry, manufacturing and commerce. Examples of the types of industries the fund may invest in are:

o     aerospace

o     chemistry

o     electronics

o     genetic engineering

o     geology

o     information sciences (including computers and computer software)

o     metallurgy

o     medicine (including pharmacology, biotechnology and biophysics)

o     oceanography.

                             KEMPER TECHNOLOGY FUND

This investment policy permits the investment manager to seek stocks having superior growth potential in virtually any industry in which they may be found.

While not a principal strategy, the fund may invest in entities, such as limited partnerships or trusts, that invest primarily in the securities of technology companies; invest in convertible securities and debt securities; may lend portfolio securities; may utilize financial futures contracts and options; and may hold cash and other temporary investments such as repurchase agreements.

From time to time, the fund may invest up to 100% of its assets in short-term high-grade debt securities, cash and cash equivalents for temporary defensive purposes. Defensive investments should serve to lessen volatility in an adverse market, although they will also generate lower returns than most other kinds of investments in most markets. Because this defensive policy differs from the fund's investment objective, the fund may not achieve its goals during a defensive period.

More information about investments and strategies is provided in the Statement of Additional Information. Of course, there can be no guarantee that by following these strategies, the fund will achieve its objective.

                             KEMPER TECHNOLOGY FUND

Related risks

Investments in securities of companies with small market capitalizations are generally considered to offer greater opportunity for appreciation and to involve greater risks of depreciation than securities of companies with larger market capitalizations. Since the securities of such companies are not as broadly traded as those of companies with larger market capitalizations, these securities are often subject to wider and more abrupt fluctuations in market price.

Among the reasons for the greater price volatility of these securities are the less certain growth prospects of smaller firms, a lower degree of liquidity in the markets for such stocks compared to larger capitalization stocks, and the greater sensitivity of small companies to changing economic conditions. In addition to exhibiting greater volatility, small company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Investors should therefore expect that the share value of the fund may be more volatile than the shares of a fund that invests in larger capitalization stocks.

Investing in foreign securities involves other considerations including limited information, higher brokerage costs, different accounting standards and thinner trading markets as compared to U.S. markets. In addition, investing in foreign securities, and to a greater extent emerging markets, involves special risks including changes in foreign currency exchange rates and political and economic instability.

                             KEMPER TECHNOLOGY FUND

Financial highlights

The table below is intended to help you understand the fund's financial performance for the past several years. The total return figures show what an investor in the fund would have earned (or lost) assuming reinvestment of all dividends and distributions. This information has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request (see back cover).


To Be Updated

                         KEMPER QUANTITATIVE EQUITY FUND

Investment objective and principal strategies

Kemper Quantitative Equity Fund seeks growth of capital and reduction of risk through professional management of a diversified portfolio of equity securities. The fund's investment objective and policies may not be changed without a vote of shareholders.

In seeking to achieve the fund's objectives, the investment manager emphasizes the use of fundamental research and advanced quantitative technology.

The investment manager uses a disciplined approach to stock selection and fundamental research to help it identify quality "growth" companies, whose stocks are selling at reasonable prices based upon their earnings potential and whose earnings are growing faster than the market average. The investment manager conducts a regimented review process that applies the results of research generated by the investment manager's analytical staff to well defined quantitative factors (e.g., return on equity, earnings per share growth) and qualitative factors (e.g., industry growth, market share).

The investment manager uses advanced quantitative technology to attempt to reduce the degree by which the volatility of the portfolio differs from the volatility of the market for growth stocks generally.

Principal risks

The fund's principal risks are associated with investing in the stock market and the investment manager's skill in managing the fund's portfolio. Please refer to "Stock Investing" at the front of this prospectus for details.

Management Style. To the extent that the fund seeks to moderate share price volatility compared with other growth stock mutual funds, the fund may underperform in markets that favor more aggressive growth stock funds.

                         KEMPER QUANTITATIVE EQUITY FUND

Past performance

The chart and table that follow illustrate the changes in the fund's performance from year to year, as well as performance over time. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31

--------------------------------------------------------------------------------
                                    BAR CHART
--------------------------------------------------------------------------------

For the period included in the bar chart, the fund's highest return for a calendar quarter was ___% (cite quarter), and the fund's lowest return for a calendar quarter was -___% (cite quarter).

Average Annual Total Returns

                          Class A      Class B      Class C        S&P 500 Stock
                                                                       Index
For periods ended
December 31, 1998

One Year                   __.__%       __.__%       __.__%            __.__%
Five Years                 __.__%       __.__%       __.__%            __.__%
Ten Years                  __.__%       __.__%       __.__%            __.__%

The S&P 500 Stock Index is a commonly recognized unmanaged measure of 500 widely held common stocks. Index returns assume reinvestment of dividends and, unlike the fund's returns, do not reflect any fees or expenses.

                         KEMPER QUANTITATIVE EQUITY FUND

Expense information

The following information is designed to help you understand the costs of investing in the fund. Each class of shares has a different set of transaction fees, which will vary based on the length of time you hold shares in the fund and the amount of your investment. You will find details about fee discounts and waivers in the Buying shares and Special features sections.

--------------------------------------------------------------------------------
Shareholder fees: Fees charged directly to your account in the fund for various transactions.
--------------------------------------------------------------------------------
                                                Class A     Class B     Class C
--------------------------------------------------------------------------------
Maximum Sales Charge on Purchases (as a % of
offering price)                                  5.75%       None        None
--------------------------------------------------------------------------------
Maximum Sales Charge on Reinvested Dividends     None        None        None
--------------------------------------------------------------------------------
Redemption Fee                                   None        None        None
--------------------------------------------------------------------------------
Exchange Fee                                     None        None        None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (as a % of
redemption proceeds)                             None(1)     4%          1%
--------------------------------------------------------------------------------

(1) The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% during the first year and 0.50% during the second year.

--------------------------------------------------------------------------------
Annual fund operating expenses: Paid by the fund before it distributes its net investment income. These are expressed as a percentage of the fund's average daily net assets for the year ended _______.
--------------------------------------------------------------------------------
                                      Class A         Class B         Class C
--------------------------------------------------------------------------------
Investment management fee
--------------------------------------------------------------------------------
Rule 12b-1 fees
--------------------------------------------------------------------------------
Other expenses
--------------------------------------------------------------------------------
Total fund operating expenses
--------------------------------------------------------------------------------

                         KEMPER QUANTITATIVE EQUITY FUND

Example

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

----------------------------------------------------------------------------------------------------
Fees and expenses if you sold shares after:       Fees and expenses if you did not sell your shares:

             Class A     Class B      Class C                Class A      Class B     Class C

1 Year                                            1 Year
----------------------------------------------------------------------------------------------------
3 Years                                           3 Years
----------------------------------------------------------------------------------------------------
5 Years                                           5 Years
----------------------------------------------------------------------------------------------------
10 Years                                          10 Years
----------------------------------------------------------------------------------------------------

Principal strategies and investments

Under normal conditions, the fund will invest at least 65%, and may invest up to 100%, of its total assets in equity securities. Normally, the fund's primary investments will be common stocks of large, well capitalized companies.

The investment manager believes that there are identifiable macro-economic factors that are major contributors to the volatility of the stock market. Examples of these factors include economic growth and the direction of long-term interest rates and the credit spread, which is the spread between Treasury and corporate fixed income securities.

                         KEMPER QUANTITATIVE EQUITY FUND

In selecting among the growth stocks identified as being eligible for inclusion in the fund's portfolio, the investment manager applies advanced quantitative techniques to help structure the portfolio so that normally it is neutrally weighted to these macro-economic factors. These techniques involve the use of computer modeling to help select a portfolio of securities believed to be attractive while simultaneously maintaining a neutral macroeconomic posture. Neutral weighting means that the exposure of the fund's portfolio to the effect of these macro-economic factors is, in the view of the investment manager, generally the same as the exposure of the market for growth stocks as a whole. The purpose of this process is to reduce the degree by which the volatility of the portfolio differs from the volatility of the market for growth stocks and to increase the importance of fundamental research and stock selection in the management process.

While not a principal strategy, the fund may invest in convertible securities and debt securities, may utilize financial futures contracts and options, and may hold cash and other temporary investments such as repurchase agreements.

From time to time, the fund may invest up to 100% of its assets in short-term high-grade debt securities, cash and cash equivalents for temporary defensive purposes. Defensive investments should serve to lessen volatility in an adverse market, although they will also generate lower returns than most other kinds of investments in most markets. Because this defensive policy differs from the fund's investment objective, the fund may not achieve its goals during a defensive period.

More information about investments and strategies is provided in the Statement of Additional Information. Of course, there can be no guarantee that by following these strategies, the fund will achieve its objective.

                         KEMPER QUANTITATIVE EQUITY FUND

Related risks

Depending upon economic and market conditions, the investment manager may at times under- or overweight the portfolio with respect to certain macro-economic factors. In those circumstances, the return potential as well as the risk profile of the fund's portfolio may be increased relative to the market for growth stocks generally. However, a primary goal of portfolio structuring for the fund is to reduce those risks and the investment manager would normally not be expected to so weight the portfolio.

Investing in foreign securities involves other considerations including limited information, higher brokerage costs, different accounting standards and thinner trading markets as compared to U.S. markets. In addition, investing in foreign securities, and to a greater extent emerging markets, involves special risks including changes in foreign currency exchange rates and political and economic instability.

                         KEMPER QUANTITATIVE EQUITY FUND

Financial highlights

The table below is intended to help you understand the fund's financial performance for the past several years. The total return figures show what an investor in the fund would have earned (or lost) assuming reinvestment of all dividends and distributions. This information has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request (see back cover).


To Be Updated

                            KEMPER TOTAL RETURN FUND

Investment objective and principal strategies

Kemper Total Return Fund seeks the highest total return, a combination of income and capital appreciation, consistent with reasonable risk. The fund's investment objective and policies may be changed without a vote of shareholders.

The fund will emphasize liberal current income in seeking its objective. The fund's investments will normally consist of domestic and foreign fixed income and equity securities. The percentage of assets invested in specific categories of fixed income and equity securities will vary from time to time depending upon the judgment of management as to general market and economic conditions, trends in yields and interest rates and changes in fiscal or monetary policies. Fixed income investments may be of any rating, and may include lower-rated high yield/high risk securities.

Principal risks

The fund's principal risks are associated with investing in the stock market and the investment manager's skill in managing the fund's portfolio. Please refer to "Stock Investing" at the front of this prospectus for details.

Management Style. To the extent that the fund seeks to moderate share price volatility compared with other growth stock mutual funds, the fund may underperform in markets that favor more aggressive growth stock funds.

Investments in high yield securities (often referred to as "junk bonds") are more likely to be effected by negative developments in their issuer or industry, and entail relatively greater risk of loss of income and principal than investments in higher rated securities. Market prices of high yield securities may fluctuate more than market prices of higher rated securities.

                            KEMPER TOTAL RETURN FUND

Past performance

The chart and table that follow illustrate the changes in the fund's performance from year to year, as well as performance over time. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31

--------------------------------------------------------------------------------
                                    BAR CHART
--------------------------------------------------------------------------------

For the period included in the bar chart, the fund's highest return for a calendar quarter was ___% (cite quarter), and the fund's lowest return for a calendar quarter was -___% (cite quarter).

Average Annual Total Returns

                          Class A      Class B      Class C        S&P 500 Stock
                                                                       Index
For periods ended
December 31, 1998

One Year                   __.__%       __.__%       __.__%            __.__%
Five Years                 __.__%       __.__%       __.__%            __.__%
Ten Years                  __.__%       __.__%       __.__%            __.__%

The S&P 500 Stock Index is a commonly recognized unmanaged measure of 500 widely held common stocks. Index returns assume reinvestment of dividends and, unlike the fund's returns, do not reflect any fees or expenses.

                            KEMPER TOTAL RETURN FUND

Expense information

The following information is designed to help you understand the costs of investing in the fund. Each class of shares has a different set of transaction fees, which will vary based on the length of time you hold shares in the fund and the amount of your investment. You will find details about fee discounts and waivers in the Buying shares and Special features sections.

--------------------------------------------------------------------------------
Shareholder fees: Fees charged directly to your account in the fund for various transactions.
--------------------------------------------------------------------------------
                                                Class A     Class B     Class C
--------------------------------------------------------------------------------
Maximum Sales Charge on Purchases (as a % of
offering price)                                  5.75%       None        None
--------------------------------------------------------------------------------
Maximum Sales Charge on Reinvested Dividends     None        None        None
--------------------------------------------------------------------------------
Redemption Fee                                   None        None        None
--------------------------------------------------------------------------------
Exchange Fee                                     None        None        None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (as a % of
redemption proceeds)                             None(1)     4%          1%
--------------------------------------------------------------------------------

(1) The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% during the first year and 0.50% during the second year.

--------------------------------------------------------------------------------
Annual fund operating expenses: Paid by the fund before it distributes its net investment income. These are expressed as a percentage of the fund's average daily net assets for the year ended _______.
--------------------------------------------------------------------------------
                                      Class A         Class B         Class C
--------------------------------------------------------------------------------
Investment management fee
--------------------------------------------------------------------------------
Rule 12b-1 fees
--------------------------------------------------------------------------------
Other expenses
--------------------------------------------------------------------------------
Total fund operating expenses
--------------------------------------------------------------------------------

                            KEMPER TOTAL RETURN FUND

Example

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

----------------------------------------------------------------------------------------------------
Fees and expenses if you sold shares after:       Fees and expenses if you did not sell your shares:

             Class A     Class B      Class C                Class A      Class B     Class C

1 Year                                            1 Year
----------------------------------------------------------------------------------------------------
3 Years                                           3 Years
----------------------------------------------------------------------------------------------------
5 Years                                           5 Years
----------------------------------------------------------------------------------------------------
10 Years                                          10 Years
----------------------------------------------------------------------------------------------------

Principal strategies and investments

The fund follows a highly flexible program of investing in bonds and common stocks in pursuit of its goal of total return.

The fixed income securities the fund invests in include bonds and other debt securities (such as U.S. and foreign Government securities and investment grade and high yield corporate obligations) and preferred stocks, some of which may have a call on common stocks through attached warrants or a conversion privilege. The fund may invest in high yield fixed income securities which are in the lower rating categories and those which are unrated. Thus, the fund could invest in some instruments considered by the rating services to have predominantly speculative characteristics. Investments in lower rated or non-rated securities, while generally providing greater income and opportunity for gain than investments in higher rated securities, entail greater risk of loss of income and principal. Currently, it is anticipated that the fund would invest less than 35% of its total assets in high yield bonds.

While not a principal strategy, the fund may invest in convertible securities and debt securities, may lend portfolio securities, may utilize financial futures contracts and options, and may hold cash and other temporary investments such as repurchase agreements.

                            KEMPER TOTAL RETURN FUND

From time to time, the fund may invest up to 100% of its assets in short-term high-grade debt securities, cash and cash equivalents for temporary defensive purposes. Defensive investments should serve to lessen volatility in an adverse market, although they will also generate lower returns than most other kinds of investments in most markets. Because this defensive policy differs from the fund's investment objective, the fund may not achieve its goals during a defensive period.

More information about investments and strategies is provided in the Statement of Additional Information. Of course, there can be no guarantee that by following these strategies, the fund will achieve its objective.

Related risks

Lower-rated and non-rated securities, which are commonly referred to as "junk bonds," have widely varying characteristics and quality. These lower rated and non-rated fixed income securities are considered, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rating categories. The market values of such securities tend to reflect individual corporate developments to a greater extent than do those of higher rated securities, which react primarily to fluctuations in the general level of interest rates. Such lower rated securities also are more sensitive to economic conditions than are higher rated securities. Adverse publicity and investor perceptions regarding lower rated bonds, whether or not based on fundamental analysis, may depress the prices for such securities. These and other factors adversely affecting the market value of high yield securities will adversely affect the fund's net asset value.

The fund may have difficulty disposing of certain junk bonds because they may have a thin trading market. Because not all dealers maintain markets in all high yield securities, the fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market may have an adverse effect on the market price and the fund's ability to dispose of particular issues and may also make it more difficult for the fund to obtain accurate market quotations for purposes of valuing the fund's assets. Market quotations generally are available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Investing in foreign securities involves other considerations including limited information, higher brokerage costs, different accounting standards and thinner trading markets as compared to U.S. markets. In addition, investing in foreign securities, and to a greater extent emerging markets, involves special risks including changes in foreign currency exchange rates and political and economic instability.

                            KEMPER TOTAL RETURN FUND

Financial highlights

The table below is intended to help you understand the fund's financial performance for the past several years. The total return figures show what an investor in the fund would have earned (or lost) assuming reinvestment of all dividends and distributions. This information has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request (see back cover).


To Be Updated

                           KEMPER VALUE + GROWTH FUND

Investment objective and principal strategies

Kemper Value+Growth Fund seeks growth of capital through professional management of a portfolio of growth and value stocks. A secondary objective is the reduction of risk over a full market cycle compared to a portfolio of only growth stocks or only value stocks. The fund's investment objective and policies may be changed without a vote of shareholders.

Growth stocks are stocks of companies whose earnings per share are expected by the investment manager to grow faster than the market average. Growth stocks tend to trade at higher price to earnings (P/E) ratios than the general market, but the investment manager believes that the potential of such stocks for above average earnings more than justifies their price. Value stocks are considered "bargain stocks" because they are perceived as undervalued, i.e., attractively priced in relation to their earnings potential (low P/E ratios). Value stocks typically have dividend yields higher than the average of the companies represented in the Standard & Poor's 500 Stock Index.

The fund may invest in the stocks of companies of any size. Typically stocks of both types will have a market capitalization in excess of $1 billion.

Principal risks

The fund's principal risks are associated with investing in the stock market and the investment manager's skill in managing the fund's portfolio. Please refer to "Stock Investing" at the front of this prospectus for details.

Management Style. To the extent that the fund seeks to moderate share price volatility by investing in both value and growth stocks, the fund may underperform in markets that strongly favor pure growth or value funds.

                           KEMPER VALUE + GROWTH FUND

Past performance

The chart and table that follow illustrate the changes in the fund's performance from year to year, as well as performance over time. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31

--------------------------------------------------------------------------------
                                    BAR CHART
--------------------------------------------------------------------------------

For the period included in the bar chart, the fund's highest return for a calendar quarter was ___% (cite quarter), and the fund's lowest return for a calendar quarter was -___% (cite quarter).

Average Annual Total Returns

                          Class A      Class B      Class C        S&P 500 Stock
                                                                       Index
For periods ended
December 31, 1998

One Year                   __.__%       __.__%       __.__%            __.__%
Five Years                 __.__%       __.__%       __.__%            __.__%
Ten Years                  __.__%       __.__%       __.__%            __.__%

The S&P 500 Stock Index is a commonly recognized unmanaged measure of 500 widely held common stocks. Index returns assume reinvestment of dividends and, unlike the fund's returns, do not reflect any fees or expenses.

                           KEMPER VALUE + GROWTH FUND

Expense information

The following information is designed to help you understand the costs of investing in the fund. Each class of shares has a different set of transaction fees, which will vary based on the length of time you hold shares in the fund and the amount of your investment. You will find details about fee discounts and waivers in the Buying shares and Special features sections.

--------------------------------------------------------------------------------
Shareholder fees: Fees charged directly to your account in the fund for various transactions.
--------------------------------------------------------------------------------
                                                Class A     Class B     Class C
--------------------------------------------------------------------------------
Maximum Sales Charge on Purchases (as a % of
offering price)                                  5.75%       None        None
--------------------------------------------------------------------------------
Maximum Sales Charge on Reinvested Dividends     None        None        None
--------------------------------------------------------------------------------
Redemption Fee                                   None        None        None
--------------------------------------------------------------------------------
Exchange Fee                                     None        None        None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (as a % of
redemption proceeds)                             None(1)     4%          1%
--------------------------------------------------------------------------------

(1) The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% during the first year and 0.50% during the second year.

--------------------------------------------------------------------------------
Annual fund operating expenses: Paid by the fund before it distributes its net investment income. These are expressed as a percentage of the fund's average daily net assets for the year ended _______.
--------------------------------------------------------------------------------
                                      Class A         Class B         Class C
--------------------------------------------------------------------------------
Investment management fee
--------------------------------------------------------------------------------
Rule 12b-1 fees
--------------------------------------------------------------------------------
Other expenses
--------------------------------------------------------------------------------
Total fund operating expenses
--------------------------------------------------------------------------------

                           KEMPER VALUE + GROWTH FUND

Example

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

----------------------------------------------------------------------------------------------------
Fees and expenses if you sold shares after:       Fees and expenses if you did not sell your shares:

             Class A     Class B      Class C                Class A      Class B     Class C

1 Year                                            1 Year
----------------------------------------------------------------------------------------------------
3 Years                                           3 Years
----------------------------------------------------------------------------------------------------
5 Years                                           5 Years
----------------------------------------------------------------------------------------------------
10 Years                                          10 Years
----------------------------------------------------------------------------------------------------

Principal strategies and investments

The allocation between growth and value stocks in the fund's portfolio will be made by the investment manager's Quantitative Research Department with the help of a proprietary model that evaluates macro-economic factors such as the strength of the economy, interest rates and special factors concerning growth and value stocks.

Historically, the performance of growth and value stocks has tended to be counter-cyclical, i.e., when one was in favor, the other was out of favor relative to the equity market in general. Through the allocation process, the investment manager will seek to weight the portfolio more heavily in the type of stocks that are believed to present greater return opportunities at the time. The neutral allocation between growth and value stocks would be 50%/50%. The allocation to growth or value may be up to 75% at any time. Allocation decisions are normally based upon long-term considerations and changes would normally be expected to be gradual. There is no assurance that the allocation process will improve investment results.

                           KEMPER VALUE + GROWTH FUND

In managing the growth portion of the portfolio, the investment manager emphasizes stock selection and fundamental research in seeking to enhance long-term performance potential. The investment manager considers a number of quantitative and qualitative factors in considering whether to invest in a stock including high return on equity and earnings growth rate, low level of debt, strong balance sheet, good management and industry leadership.

In managing the value portion of the portfolio, the investment manager seeks stocks it believes to be undervalued. The principal factor considered is P/E ratios. In selecting among stocks with low P/E ratios, the investment manager considers other factors such as financial strength, book to market value, earnings and dividend growth rates, return on equity and earnings estimates.

While not a principal strategy, the fund may invest in convertible securities and debt securities, may lend portfolio securities, may utilize financial futures contracts and options, and may hold cash and other temporary investments such as repurchase agreements.

From time to time, the fund may invest up to 100% of its assets in short-term high-grade debt securities, cash and cash equivalents for temporary defensive purposes. Defensive investments should serve to lessen volatility in an adverse market, although they will also generate lower returns than most other kinds of investments in most markets. Because this defensive policy differs from the fund's investment objective, the fund may not achieve its goals during a defensive period.

More information about investments and strategies is provided in the Statement of Additional Information. Of course, there can be no guarantee that by following these strategies, the fund will achieve its objective.

Related risks

Investing in foreign securities involves other considerations including limited information, higher brokerage costs, different accounting standards and thinner trading markets as compared to U.S. markets. In addition, investing in foreign securities, and to a greater extent emerging markets, involves special risks including changes in foreign currency exchange rates and political and economic instability.

                           KEMPER VALUE + GROWTH FUND

Financial highlights

The table below is intended to help you understand the fund's financial performance for the past several years. The total return figures show what an investor in the fund would have earned (or lost) assuming reinvestment of all dividends and distributions. This information has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request (see back cover).


To Be Updated

Investment Manager

The funds retain the investment management firm of Scudder Kemper Investments, Inc., Two International Place, Boston, MA, to manage their daily investment and business affairs subject to the policies established by the funds' Boards. Scudder Kemper Investments, Inc. actively manages the funds' investments. Professional management can be an important advantage for investors who do not have the time or expertise to invest directly in individual securities. Scudder Kemper Investments, Inc. is one of the largest and most experienced investment management organizations worldwide. It is one of the ten largest mutual fund companies in the U.S., managing more than $230 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts.

Each fund pays Scudder Kemper Investments a graduated monthly investment management fee. Fees paid for each fund's most recently completed fiscal year are show below:

Kemper Aggressive Growth Fund                          0.__%
Kemper Classic Growth Fund                             0.__%
Kemper Blue Chip Fund                                  0.__%
Kemper Growth Fund                                     0.__%
Kemper Small Capitalization Equity Fund                0.__%
Kemper Technology Fund                                 0.__%
Kemper Quantitative Equity Fund                        0.__%
Kemper Total Return Fund                               0.__%
Kemper Value + Growth Fund                             0.__%

* Add footnotes as needed for expense caps.

Portfolio management

The funds are managed by teams of investment professionals who each play an important role in a fund's management process. Team members work together to develop investment strategies and select securities for a fund's portfolio. They are supported by the investment manager's large staff of economists, research analysts, traders and other investment specialists who work in the investment manager's offices across the United States and abroad. The investment manager believes its team approach benefits fund investors by bringing together many disciplines and leveraging its extensive resources.

The following investment professionals are associated with the funds as indicated:

Kemper Aggressive Growth Fund

Name & Title            Joined the Fund   Background
--------------------------------------------------------------------------------
Kurt R. Stalzer -             1997        Joined Scudder Kemper in 1997. He
Lead Portfolio                            began his investment career in 1982.
Manager
--------------------------------------------------------------------------------
David Burshtan -              1998        Joined Scudder Kemper in 1995. He
Portfolio Manager                         began his investment career in 1988.

Kemper Classic Growth Fund

Name & Title           Joined the Fund    Background
--------------------------------------------------------------------------------
William F. Gadsden -                      Joined Scudder Kemper in ______. He
Co-Lead Portfolio                         began his investment career in ______.
Manager
--------------------------------------------------------------------------------
Bruce F. Beaty -                          Joined Scudder Kemper in ______. He
Co-Lead Portfolio                         began his investment career in ______.
Manager

Kemper Blue Chip Fund

Name & Title           Joined the Fund    Background
--------------------------------------------------------------------------------
Tracy McCormick                           Joined Scudder Kemper in ______. She
Chester - Lead                            began her investment career in ______.
Portfolio Manager
--------------------------------------------------------------------------------
Steven Reynolds -                         Joined Scudder Kemper in ______. He
Portfolio Manager                         began his investment career in ______.
--------------------------------------------------------------------------------
Gary Langbaum -                           Joined Scudder Kemper in ______. He
Portfolio Manager                         began his investment career in ______.
--------------------------------------------------------------------------------
Maureen Lentz -                           Joined Scudder Kemper in ______. She
Portfolio Manager                         began her investment career in ______.

Kemper Growth Fund

Name & Title           Joined the Fund    Background
--------------------------------------------------------------------------------
Steven Reynolds -                         Joined Scudder Kemper in ______. He
Lead Portfolio                            began his investment career in ______.
Manager
--------------------------------------------------------------------------------
Tracy McCormick                           Joined Scudder Kemper in ______. She
Chester - Portfolio                       began her investment career in ______.
Manager
--------------------------------------------------------------------------------
Gary Langbaum -                           Joined Scudder Kemper in ______. He
Portfolio Manager                         began his investment career in ______.
--------------------------------------------------------------------------------
Maureen Lentz -                           Joined Scudder Kemper in ______. She
Portfolio Manager                         began her investment career in ______.

Kemper Small Capitalization Equity Fund

Name & Title           Joined the Fund    Background
--------------------------------------------------------------------------------
Kurt R. Stalzer -                         Joined Scudder Kemper in ______. He
Lead Portfolio                            began his investment career in ______.
Manager
--------------------------------------------------------------------------------
David Burshtan -                          Joined Scudder Kemper in ______. He
Portfolio Manager                         began his investment career in ______.

Kemper Technology Fund

Name & Title           Joined the Fund    Background
--------------------------------------------------------------------------------
Tracy McCormick                           Joined Scudder Kemper in ______. She
Chester - Lead                            began her investment career in ______.
Portfolio Manager
--------------------------------------------------------------------------------
Jim Burkart -                             Joined Scudder Kemper in ______. She
Portfolio Manager                         began her investment career in ______.

Kemper Quantitative Equity Fund

Name & Title           Joined the Fund    Background
--------------------------------------------------------------------------------
Philip Fortuna -                          Joined Scudder Kemper in ______. He
Lead Portfolio                            began his investment career in ______.
Manager
--------------------------------------------------------------------------------
Shahram Tajbakhsh -                       Joined Scudder Kemper in ______. He
Portfolio Manager                         began his investment career in ______.
--------------------------------------------------------------------------------
Robert D. Tymoczko -                      Joined Scudder Kemper in ______. He
Portfolio Manager                         began his investment career in ______.

Kemper Total Return Fund

Name & Title           Joined the Fund    Background
--------------------------------------------------------------------------------
Gary A. Langbaum -                        Joined Scudder Kemper in ______. He
Lead Portfolio                            began his investment career in ______.
Manager


Kemper Value + Growth Fund

Name & Title           Joined the Fund    Background
--------------------------------------------------------------------------------
Philip Fortuna -                          Joined Scudder Kemper in ______. He
Lead Portfolio                            began his investment career in ______.
Manager
--------------------------------------------------------------------------------
Karla Grant -                             Joined Scudder Kemper in ______. She
Portfolio Manager                         began her investment career in ______.
--------------------------------------------------------------------------------
Shahram Tajbakhsh -                       Joined Scudder Kemper in ______. He
Portfolio Manager                         began his investment career in ______.
--------------------------------------------------------------------------------
Robert D. Tymoczko -                      Joined Scudder Kemper in ______. He
Portfolio Manager                         began his investment career in ______.


Year 2000 Readiness

Like other mutual funds and financial and business organizations worldwide, the funds could be adversely affected if computer systems on which a fund relies, which primarily include those used by the investment manager, its affiliates or other service providers, are unable to correctly process date-related information on and after January 1, 2000. This risk is commonly called the Year 2000 Issue. Failure to successfully address the Year 2000 Issue could result in interruptions to and other material adverse effects on the funds' business and operations. The investment manager has commenced a review of the Year 2000 Issue as it may affect the funds and is taking steps it believes are reasonably designed to address the Year 2000 Issue, although there can be no assurances that these steps will be sufficient. In addition, there can be no assurances that the Year 2000 Issue will not have an adverse effect on the companies whose securities are held by a fund or on global markets or economies generally.

ABOUT YOUR INVESTMENT

Choosing a share class

Each fund provides investors with the option of purchasing shares in the following ways:

Class A Shares         Offered at net asset value plus a maximum sales charge of
                       5.75% of the offering price. Reduced sales charges apply to purchases of $50,000 or more. Class A shares purchased at net asset value under the Large Order NAV Purchase
                       Privilege may be subject to a 1% contingent deferred sales charge if redeemed within one year of purchase and a .50% contingent deferred sales change if redeemed during the second year of purchase.

Class B Shares         Offered at net asset value without an initial sales
                       charge, but subject to a 0.75% Rule 12b-1 distribution fee and a contingent deferred sales charge that declines from 4% to zero on certain redemptions made within six years of purchase. Class B shares automatically convert into Class A shares (which have lower ongoing expenses) six years after purchase.

Class C Shares         Offered at net asset value without an initial sales
                       charge, but subject to a 0.75% Rule 12b-1 distribution fee and a 1% contingent deferred sales charge on redemptions made within one year of purchase. Class C shares do not convert into another class.

When placing purchase orders, investors must specify whether the order is for Class A, Class B or Class C shares. Each class of shares represents interests in the same portfolio of investments of a fund.

The decision as to which class to choose depends on a number of factors, including the amount and intended length of the investment. Investors that qualify for reduced sales charges might consider Class A shares. Investors who prefer not to pay an initial sales charge and who plan to hold their investment for more than six years might consider Class B shares. Investors who prefer not to pay an initial sales charge but who plan to redeem their shares within six years might consider Class C shares. For more information about the three sales arrangements, consult your financial representative or the Shareholder Service Agent. Be aware that financial services firms may receive different compensation depending upon which class of shares they sell.

Special features

Class A Shares -- Combined Purchases. Each fund's Class A shares (or the equivalent) may be purchased at the rate applicable to the discount bracket attained by combining concurrent investments in Class A shares of most Kemper Funds.

Class A Shares -- Letter of Intent. The same reduced sales charges for Class A shares also apply to the aggregate amount of purchases made by any purchaser within a 24-month period under a written Letter of Intent ("Letter") provided by Kemper Distributors. The Letter, which imposes no obligation to purchase or sell additional Class A shares, provides for a price adjustment depending upon the actual amount purchased within such period.

Class A Shares -- Cumulative Discount. Class A shares of a fund may also be purchased at the rate applicable to the discount bracket attained by adding to the cost of shares of a fund being purchased, the value of all Class A shares of the above mentioned Kemper Funds (computed at the maximum offering price at the time of the purchase for which the discount is applicable) already owned by the investor.

Exchange Privilege -- General. Shareholders of Class A, Class B and Class C shares may exchange their shares for shares of the corresponding class of Kemper Mutual Funds. Shares of a Kemper Fund with a value in excess of $1,000,000 (except Kemper Cash Reserves Fund) acquired by exchange from another Kemper Fund, or from a Money Market Fund, may not be exchanged thereafter until they have been owned for 15 days (the "15 Day Hold Policy").

For purposes of determining any contingent deferred sales charge that may be imposed upon the redemption of the shares received on exchange, amounts exchanged retain their original cost and purchase date.

Buying shares

Class A Shares

Public
Offering Price.
Including Sales
Charge

Amount of Purchase                 Sales Charge       Sales Charge as a
                                   as a % of          % of Net Amount
                                   Offering Price     Invested
                                   --------------     --------
Less than $50,000                  5.75%
$50,000 but less than $100,000     4.50
$100,000 but less than $250,000    3.50
$250,000 but less than $500,000    2.60
$500,000 but less than $1 million  2.00
$1 million and over                0.00**

                 **Redemption of shares may be subject to a contingent deferred sales charge as discussed below.

NAV Purchases    Class A shares of a fund may be purchased at net asset value by:

                 o shareholders in connection with the investment or reinvestment of income and capital gain dividends

                 o a participant-directed qualified retirement plan or a participant-directed non-qualified deferred compensation plan or a participant-directed qualified retirement plan which is not sponsored by a K-12 school district, provided in each case that such plan has not less than 200 eligible employees

                 o any purchaser with Kemper Funds investment totals of at least $1,000,000

                 o unitholders of unit investment trusts sponsored by Ranson & Associates, Inc. or its predecessors through reinvestment programs described in the prospectuses of such trusts that have such programs

                 o officers, trustees, directors, employees (including retirees) and sales representatives of a fund, its investment manager, its principal underwriter or certain affiliated companies, for themselves or members of their families

                 o persons who purchase shares through bank trust departments that process such trades through an automated, integrated mutual fund clearing program provided by a third party clearing firm

                 o registered representatives and employees of broker-dealers having selling group agreements with Kemper Distributors

                 o officers, directors, and employees of service agents of the funds

                 o members of the plaintiff class in the proceeding known as Howard and Audrey Tabankin, et al. v. Kemper Short-Term Global Income Fund, et. al., Case No. 93 C 5231 (N.D.IL)

                 o selected employees (including their spouses and dependent children) of banks and other financial services firms that provide administrative services related to the funds pursuant to an agreement with Kemper Distributors or one of its affiliates

                 o certain professionals who assist in the promotion of Kemper Funds pursuant to personal services contracts with Kemper Distributors, for themselves or members of their families

                 o in connection with the acquisition of the assets of or merger or consolidation with another investment company

                 o shareholders who owned shares of Kemper Value Series, Inc. ("KVS") on September 8, 1995, and have continuously owned shares of KVS (or a Kemper Fund acquired by exchange of KVS shares) since that date, for themselves or members of their families

                 o any trust, pension, profit-sharing or other benefit plan for only such persons.

                 o persons who purchase shares of the fund through Kemper Distributors as part of an automated billing and wage deduction program administered by RewardsPlus of America

                 o through certain investment advisers registered under the Investment Advisers Act of 1940 and other financial services firms that adhere to certain standards established by Kemper Distributors, including a requirement that such shares be sold for the benefit of their clients participating in an investment advisory program under which such clients pay a fee to the investment advisor or other firm for portfolio management and other services. Such shares are sold for investment purposes and on the condition that they will not be resold except through redemption or repurchase by the funds

Contingent       A contingent deferred sales charge may be imposed upon
Deferred Sales   redemption of Class A shares purchased under the Large Order
Charge           NAV Purchase Privilege as follows: 1% if they are redeemed within one year of purchase and .50% if redeemed during the second year following purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation.
                 The contingent deferred sales charge will be waived in the event of:

                 o redemptions under a fund's Systematic Withdrawal Plan at a maximum of 10% per year of the net asset value of the account

                 o redemption of shares of a shareholder (including a registered joint owner) who has died

                 o redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration)

                 o redemptions by a participant-directed qualified retirement plan or a participant-directed non-qualified deferred compensation plan or a participant-directed qualified retirement plan which is not sponsored by a K-12 school district

                 o redemptions by employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent

                 o redemptions of shares whose dealer of record at the time of the investment notifies Kemper Distributors that the dealer waives the commission applicable to such Large Order NAV Purchase

Distribution     None
Fee

Exchange         Class A shares may be exchanged for each other at their
Privilege        relative net asset values. Shares of Money Market Funds and
                 Kemper Cash Reserves Fund acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange Class A shares purchased under the Large Order NAV Purchase Privilege may be exchanged for Class A shares of any Kemper Fund or a Money Market Fund without paying any contingent deferred sales charge. If the Class A shares received on exchange are redeemed thereafter, a contingent deferred sales charge may be imposed

Class B Shares

Public Offering  Net asset value per share without any sales charge at the time
Price            of purchase


Contingent       A contingent deferred sales charge may be imposed upon
Deferred Sales   redemption of Class B shares. There is no such charge upon
Charge           redemption of any share appreciation or reinvested dividends.
                 The charge is computed at the following rates applied to the value of the shares redeemed excluding amounts not subject to the charge.

                 Year of Redemption
                 After Purchase:      First  Second  Third  Fourth  Fifth  Sixth
                 ---------------------------------------------------------------
                 Contingent Deferred
                 Sales Charge:        4%     3%      3%     2%      2%     1%
                 ---------------------------------------------------------------

                 The contingent deferred sales charge will be waived:

                 o for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Kemper IRA accounts)

                 o for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Code Section 72(t)(2)(A)(iv) prior to age 59 1/2

                 o for redemptions made pursuant to a systematic withdrawal plan (see "Special Features -- Systematic Withdrawal Plan" below)

                 o in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed

                 o in the event of the death of the shareholder (including a registered joint owner)

                 The contingent deferred sales charge will also be waived in connection with the following redemptions of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Shareholder Service Agent:

                 o redemptions to satisfy participant loan advances (note that loan repayments constitute new purchases for purposes of the contingent deferred sales charge and the conversion privilege)

                 o redemptions in connection with retirement distributions (limited at any one time to 10% of the total value of plan assets invested in a fund

                 o redemptions in connection with distributions qualifying under the hardship provisions of the Code

                 o redemptions representing returns of excess contributions to such plans

Distribution     0.75%
Fee

Conversion       Class B shares of a fund will automatically convert to Class A
Feature          shares of the same fund six years after issuance on the basis of the relative net asset value per share. Shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder's fund account will be converted to Class A shares on a pro rata basis.

Exchange         Class B shares of a fund and Class B shares of most Kemper
Privilege        Funds may be exchanged for each other at their relative net asset values without a contingent deferred sales charge.

Class C Shares

Public Offering  Net asset value per share without any sales charge at the time
Price            of purchase

Contingent       A contingent deferred sales charge of 1% may be imposed upon
Deferred Sales   redemption of Class C shares redeemed within one year of
Charge           purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The contingent deferred sales charge will be waived in the event of:

                 o redemptions by a participant-directed qualified retirement plan described in Code Section 401(a) or a participant-directed non-qualified deferred compensation plan described in Code Section 457

                 o redemptions by employer sponsored employee benefit plans (or their participants) using the subaccount record keeping system made available through the Shareholder Service Agent

                 o redemption of shares of a shareholder (including a registered joint owner) who has died

                 o redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration)

                 o redemptions under a fund's Systematic Withdrawal Plan at a maximum of 10% per year of the net asset value of the account

                 o redemption of shares by an employer sponsored employee benefit plan that offers funds in addition to Kemper Funds and whose dealer of record has waived the advance of the first year administrative service and distribution fees applicable to such shares and agrees to receive such fees quarterly

                 o redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system provided the dealer of record has waived the advance of the first year administrative services and distribution fees applicable to such shares and has agreed to receive such fees quarterly

Distribution     0.75%
Fee

Conversion       None
Feature

Exchange         Class C shares of a fund and Class C shares of most Kemper
Privilege        Funds may be exchanged for each other at their relative net asset values. Class C shares may be exchanged without a contingent deferred sales charge.

Selling and exchanging shares

General

Any shareholder may require a fund to redeem his or her shares. When shares are held for the account of a shareholder by the funds' transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to Kemper Mutual Funds, Attention: Redemption Department, P.O. Box 419557, Kansas City, Missouri 64141-6557.

Share certificates

When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

Repurchases (confirmed redemptions)

A request for repurchase may be communicated by a shareholder through a securities dealer or other financial services firm to Kemper Distributors, which each fund has authorized to act as its agent. There is no charge by Kemper Distributors with respect to repurchases; however, dealers or other firms may charge customary commissions for their services. The offer to repurchase may be suspended at any time. Requirements as to stock powers, certificates, payments and delay of payments are the same as for redemptions.

Reinvestment privilege

Under certain circumstances, a shareholder who has redeemed Class A shares may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment. These reinvested shares will retain their original cost and purchase date for purposes of the contingent deferred sales charge. Also, a holder of Class B shares who has redeemed shares may reinvest up to the full amount redeemed, less any applicable contingent deferred sales charge that may have been imposed upon the redemption of such shares, at net asset value in Class A shares. The reinvestment privilege may be terminated or modified at any time.

Distributions and taxes

Dividends and capital gains distributions

Each fund normally distributes dividends of net investment income as follows: annually for Kemper Aggressive Growth, Classic Growth, Growth, Quantitative, Small Cap, Technology and Value+Growth Funds; semi-annually for the Blue Chip Fund; and quarterly for the Total Return Fund. Each fund distributes any net realized short-term and long-term capital gains at least annually. The quarterly distribution to shareholders of the Total Return Fund may include short-term capital gains.

Income and capital gain dividends, if any, of a fund will be credited to shareholder accounts in full and fractional shares of the same class of that fund at net asset value on the reinvestment date, except that, upon written request to the Shareholder Service Agent, a shareholder may select one of the following options:

(1) To receive income and short-term capital gain dividends in cash and long-term capital gain dividends in shares of the same class at net asset value; or

(2)  To receive income and capital gain dividends in cash.

Any dividends of a fund that are reinvested will normally be reinvested in shares of the same class of that same fund. However, by writing to the Shareholder Service Agent, you may choose to have dividends of a fund invested in shares of the same class of another Kemper fund at the net asset value of that class and fund. To use this privilege, you must maintain a minimum account value of $1,000 in the fund distributing the dividends. The funds will reinvest dividend checks (and future dividends) in shares of that same fund and class if checks are returned as undeliverable. Dividends and other distributions in the aggregate amount of $10 or less are automatically reinvested in shares of the same fund unless you request that such policy not be applied to your account.

Taxes

Generally, dividends from net investment income are taxable to you as ordinary income. Long-term capital gains distributions, if any, are taxable to you as long-term capital gains, regardless of how long you have owned your shares. Short-term capital gains and any other taxable income distributions are taxable to you as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations.

Any dividends or capital gains distributions declared in October, November or December with a record date in such month and paid during the following January are taxable to you as if paid on December 31 of the calendar year in which they were declared.

A sale or exchange of shares is a taxable event and may result in a capital gain or loss which may be long-term or short-term, generally depending on how long you owned the shares. Shareholders of a fund may be subject to state, local and foreign taxes on fund distributions and dispositions of fund shares. You should consult your tax advisor regarding the particular tax consequences of an investment in a fund.

A dividend received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend and, although in effect a return of capital, is taxable to the shareholder.

The fund sends you detailed tax information about the amount and type of its distributions by January 31 of the following year.

Transaction information

Share price

Scudder Fund Accounting Corporation determines the net asset value per share of the funds as of the close of regular trading on the New York Stock Exchange
(NYSE), normally 4:00 p.m. eastern time, on each day the NYSE is open for trading. Market prices are used to determine the value of the funds' assets, but when reliable market quotations are unavailable, a fund may use procedures established by its Board of Trustees.

The net asset value per share of each fund is the value of one share and is determined separately for each class by dividing the value of a fund's net assets attributable to that class by the number of shares of that class outstanding. The per share net asset value of the Class B and Class C shares of the fund will generally be lower than that of the Class A shares of a fund because of the higher annual expenses borne by the Class B and Class C shares.

Processing time

All requests to buy and sell shares that are received in good order by the funds' transfer agent by the close of regular trading on the NYSE are executed at the net asset value per share calculated at the close of trading that day (subject to any applicable sales load or contingent deferred sales charge). Orders received by dealers or other financial services firms prior to the determination of net asset value and received by the funds' transfer agent prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day. If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected before shares will be purchased.

Signature guarantees

A signature guarantee is required when you sell more than $100,000 worth of shares. You can obtain one from most brokerage houses and financial institutions, although not from a notary public. The funds will normally send you the proceeds within one business day following your request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

Purchases and sales should be made for long-term investment purposes only. The funds and their transfer agent each reserves the right to reject purchases of fund shares (including exchanges) for any reason including when there is evidence of a pattern of frequent purchases and sales made in response to short-term fluctuations in a fund's share price.

The funds reserve the right to withdraw all or any part of the offering made by this prospectus and to reject purchase orders. Also, from time to time, each fund may temporarily suspend the offering of its shares or a class of its shares to new investors. During the period of such suspension, persons who are already shareholders normally are permitted to continue to purchase additional shares and to have dividends reinvested.

Minimum balances

The minimum initial investment for each fund is $1,000 and the minimum subsequent investment is $100. The minimum initial investment for an Individual Retirement Account is $250 and the minimum subsequent investment is $50. Under an automatic investment plan, such as Bank Direct Deposit, Payroll Direct Deposit or Government Direct Deposit, the minimum initial and subsequent investment is $50. These minimum amounts may be changed at any time in management's discretion.

Because of the high cost of maintaining small accounts, the funds may assess a quarterly fee of $9 on an account with a balance below $1,000 for the quarter. The fee will not apply to accounts enrolled in an automatic investment program, Individual Retirement Accounts or employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent.

Third party transactions

If you buy and sell shares of a fund through a member of the National Association of Securities Dealers, Inc. (other than the funds' transfer agent), that member may charge a fee for that service. This prospectus should be read in connection with such firms' material regarding their fees and services.

Redemption-in-kind

The funds reserve the right to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities ("redemption in kind"). These securities will be chosen by the fund and valued as they are for purposes of computing the fund's net asset value. A shareholder may incur transaction expenses in converting these securities to cash.

Rule 12b-1 plan

Each fund has adopted a plan under Rule 12b-1 that provides for fees payable as an expense of the Class B shares and the Class C shares that are used by the transfer agent to pay for distribution and services for those classes. Because 12b-1 fees are paid out of fund assets on an ongoing basis, they will, over time, increase the cost of investment and may cost more than other types of sales charges.

Additional information about the funds may be found in the Statement of Additional Information, the Shareholder Service Guide and in shareholder reports. The Statement of Additional Information contains more detailed information on fund investments and operations. The Shareholder Service Guide contains more detailed information about purchases and sales of fund shares. The semiannual and annual shareholder reports contain a discussion of the market conditions and the investment strategies that significantly affected the funds' performance during the last fiscal year, as well as a listing of portfolio holdings and financial statements. These and other fund documents may be obtained without charge from the following sources:

--------------------------------------------------------------------------------
By Phone:                            In Person:
--------------------------------------------------------------------------------
Call Kemper at:                      Public Reference Room
1-800-621-1048                       Securities and Exchange Commission,
                                     Washington, D.C.
                                     (Call 1-800-SEC-0330
                                     for more information).
--------------------------------------------------------------------------------
By Mail:                             By Internet:
--------------------------------------------------------------------------------
Kemper Distributors, Inc.            http://www.sec.gov
222 South Riverside Plaza            http://www.kemper.com
Chicago, IL  60606-5808
or
Public Reference Section,
Securities and Exchange Commission,
Washington, D.C. 20549-6009
(a duplication fee is charged)
--------------------------------------------------------------------------------

The Statement of Additional Information is incorporated by reference into this prospectus (is legally a part of this prospectus).

Investment Company Act file numbers:
Kemper Aggressive Growth Fund  811-XXX   Kemper Small Capitalization Equity Fund
Kemper Classic Growth Fund     811-XXX   Kemper Technology Fund
Kemper Blue Chip Fund          811-XXX   Kemper Quantitative Equity Fund
Kemper Growth Fund             811-XXX   Kemper Total Return Fund
                                         Kemper Value + Growth Fund

Printed with SOYINK  Printed on recycled paper

                               KEMPER EQUITY FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION
                                February 1, 1999

            Kemper Aggressive Growth Fund ("Aggressive Growth Fund")
                    Kemper Blue Chip Fund ("Blue Chip Fund")
                       Kemper Growth Fund ("Growth Fund")
              Kemper Quantitative Equity Fund ("Quantitative Fund")
           Kemper Small Capitalization Equity Fund ("Small Cap Fund")
                   Kemper Technology Fund ("Technology Fund")
                 Kemper Total Return Fund ("Total Return Fund")
               Kemper Value Plus Growth Fund ("Value+Growth Fund")
               222 South Riverside Plaza, Chicago, Illinois 60606
                                 1-800-621-1048

     This Statement of Additional Information is not a prospectus. It is the combined Statement of Additional Information for each of the funds (the "Funds") listed above. It should be read in conjunction with the combined prospectus of the Funds dated February 1, 1999. The prospectus may be obtained without charge from the Funds and is also available along with other related materials on the SEC's Internet web site (http://www.sec.gov).


                                TABLE OF CONTENTS


INVESTMENT RESTRICTIONS                                                        2
INVESTMENT POLICIES AND TECHNIQUES                                            13
PORTFOLIO TRANSACTIONS                                                        22
INVESTMENT MANAGER AND UNDERWRITER                                            24
PURCHASE, REPURCHASE AND REDEMPTION OF SHARES                                 34
DIVIDENDS AND TAXES                                                           46
PERFORMANCE                                                                   53
OFFICERS AND TRUSTEES                                                         70
SHAREHOLDER RIGHTS                                                            75
APPENDIX--RATINGS OF FIXED INCOME INVESTMENTS                                 78

The financial statements appearing in each Fund's 1998 Annual Report to Shareholders are incorporated herein by reference. The Annual Report for the Fund for which this Statement of Additional Information is requested accompanies this document.

KEF-13 2/99


printed on recycled paper

INVESTMENT RESTRICTIONS

Each Fund has adopted certain fundamental investment restrictions which, together with the investment objective and fundamental policies of such Fund, cannot be changed without approval of a majority of its outstanding voting shares. As defined in the Investment Company Act of 1940, this means the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Fund.


The Aggressive Growth Fund has elected to be classified as a non-diversified open-end investment fund. The Blue Chip Fund, Growth Fund, Quantitative Fund, Small Cap Fund, Technology Fund, Total Return Fund and Value+Growth Fund have elected to be classified as diversified open-end investment funds.


The Aggressive Growth Fund may not, as a fundamental policy:

1.

2.

3.


4. Make loans except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

5. Borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.


6.

7.

8.

9. Concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

10. Purchase physical commodities or contracts relating to physical commodities.

11. Engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

     Issue senior securities except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

12. Purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities.


If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond that specified limit resulting from a change in values or net assets will not be considered a violation. The Fund has adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval. The Aggressive Growth Fund may not:

     i. Invest for the purpose of exercising control or management of another issuer.

     ii. Purchase more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of the Fund's total assets (valued at time of purchase) in the case of any one other investment company and 10% of such assets (valued at time of purchase) in the case of all other investment companies in the aggregate. Any such purchases are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other than the customary broker's commission, except for securities acquired as part of a merger, consolidation or acquisition of assets.

     iii.  Invest more than 15% of its net assets in illiquid securities.

     iv. Write or sell put or call options, combinations thereof or similar options on more than 25% of the Fund's net assets; nor may it purchase put or call options if more than 5% of the Fund's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Fund may buy or sell options on financial futures contracts.

     v. With respect to 50% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the total value of the Fund's assets would be invested in securities of that issuer, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

     vi. Invest more than 25% of its total assets in a single issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities), except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

     vii. Make short sales of securities or maintain a short position for the account of the Fund unless at all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short and unless not more than 10% of the Fund's total assets is held as collateral for such sales at any one time.

     viii. Pledge, hypothecate, mortgage or otherwise encumber its assets except to secure borrowings permitted by restriction number 5 above. (The collateral arrangements with respect to options, financial futures, foreign currency transactions and delayed delivery transactions and any margin payments in connection therewith are not deemed to be pledges or other encumbrances.)

     ix. Purchase more than 10% of any class of voting securities of any issuer, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

     x. Purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with options and financial futures transactions.


The Blue Chip Fund may not, as a fundamental policy:




1.

2. Make loans except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

3. Borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

4.

5.

6.

7.

8. Concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

9. Purchase physical commodities or contracts relating to physical commodities.

10. Engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

11. Issue senior securities except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

12. Purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities.


If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The Fund did not borrow money as permitted by investment restriction number 4 in the latest fiscal year and it has no present intention of borrowing during the current year. The Fund has adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval. The Blue Chip Fund may not:

     i. Invest for the purpose of exercising control or management of another issuer.

     ii. Purchase securities of other open-end investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

     iii.  Invest more than 15% of its net assets in illiquid securities.


     iv. Make short sales of securities or maintain a short position for the account of the Fund unless at all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short and unless not more than 10% of the Fund's total assets is held as collateral for such sales at any one time.

     v. Pledge, hypothecate, mortgage or otherwise encumber more than 15% of its total assets and then only to secure borrowings permitted by restriction number (4) above. (The collateral arrangements with respect to options, financial futures and delayed delivery transactions and any margin payments in connection therewith are not deemed to be pledges or other encumbrances.)

     vi. Purchase more than 10% of any class of voting securities of any issuer, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

     vii. Write (sell) put or call options, combinations thereof or similar options; nor may it purchase put or call options if more than 5% of the Fund's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Fund may buy or sell options on financial futures contracts.

     viii. Purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with options and financial futures transactions.

     ix. Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the total value of the Fund's assets would be invested in securities of that issuer, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.


The Growth Fund and the Value+Growth Fund, each may not, as a fundamental policy:


1.

2.

3. Make loans except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

4. Borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

5.

6.

7. Concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

8. Purchase physical commodities or contracts relating to physical commodities.

9. Engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

10. Issue senior securities except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

11. Purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities.


If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The Growth Fund did not borrow money as permitted by investment restriction number 4 in the latest fiscal year and neither Fund has a present intention of borrowing during the current year. The Fund has adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval. The Growth Fund and the Value+Growth Fund, each may not:

     i. Invest for the purpose of exercising control or management of another issuer.

     ii. Purchase securities of other investment companies, ePagexcept in connection with a merger, consolidation, reorganization or acquisition of assets.

     iii.  Invest more than 15% of its net assets in illiquid securities.


     iv. Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with financial futures and options transactions.

     v. Purchase more than 10% of any class of securities of any issuer, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund. All debt securities and all preferred stocks are each considered as one class.

     vi. Write (sell) put or call options, combinations thereof or similar options; nor may it purchase put or call options if more than 5% of the Fund's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Fund may buy or sell options on financial futures contracts.

     vii. Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.


The Small Cap Fund may not, as a fundamental policy:


1.

2.

3. Make loans except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

4. Borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

5.

6.

7. Concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

8. Purchase physical commodities or contracts relating to physical commodities.

9. Engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

10. Issue senior securities except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

11. Purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities.


If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The Fund did not borrow money as permitted by investment restriction number 4 in the latest fiscal year and it has no present intention of borrowing during the current year. The Fund has adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval. The Small Cap Fund may not:

     i. Invest for the purpose of exercising control or management of another issuer.

     ii. Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

     iii.  Invest more than 15% of its net assets in illiquid securities.


     iv. Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with financial futures and options transactions.

     v. Purchase more than 10% of any class of securities of any issuer, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund. All debt securities and all preferred stocks are each considered as one class.

     vi. Write (sell) put or call options, combinations thereof or similar options; nor may it purchase put or call options if more than 5% of the Fund's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Fund may buy or sell options on financial futures contracts.

     vii. Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

The Technology Fund may not, as a fundamental policy:

1.

2.

3. Make loans except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

4. Borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

5.

6.

7. Concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

8. Purchase physical commodities or contracts relating to physical commodities.

9. Engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

10. Issue senior securities except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

11. Purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The Technology Fund did not borrow money as permitted by investment restriction number 4 in the latest fiscal year and has no present intention of borrowing during the current year. The Technology Fund adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval. The Fund may not:


     i. Invest for the purpose of exercising control or management of another issuer.

     ii. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization, or by purchase in the open market of securities of closed-end investment companies where no underwriter or dealer's commission or profit, other than customary broker's commission, is involved and only if immediately thereafter not more than (i) 3% of the total outstanding voting stock of such company is owned by it,
           (ii) 5% of its total assets would be invested in any one such company, and (iii) 10% of total assets would be invested in such securities.

     iii.  Invest more than 15% of its net assets in illiquid securities.


     iv. Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with financial futures and options transactions.

     v. Purchase more than 10% of any class of securities of any issuer, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund. All debt securities and all preferred stocks are each considered as one class.

     vi. Write or sell put or call options, combinations thereof or similar options on more than 25% of the Fund's net assets; nor may it purchase put or call options if more than 5% of the Fund's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Fund may buy or sell options on financial futures contracts.

     vii. Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.


The Total Return Fund may not, as a fundamental policy:


1.

2.

3. Make loans except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

4. Borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

5.

6.

7. Concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

8. Purchase physical commodities or contracts relating to physical commodities.

9. Engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

10. Issue senior securities except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

11. Purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities.


If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The Fund did not borrow money as permitted by investment restriction number 4 in the latest fiscal year and it has no present intention of borrowing during the current year. The Fund has adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval. The Total Return Fund may not:

     i. Invest for the purpose of exercising control or management of another issuer.

     ii. Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

     iii.  Invest more than 15% of its net assets in illiquid securities.

     iv. Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with financial futures and options transactions.

     v. Pledge, hypothecate, mortgage or otherwise encumber more than 15% of its total assets and then only to secure borrowings permitted by restriction number (4) above. (The collateral arrangements with respect to options, financial futures and delayed delivery transactions and any margin payments in connection therewith are not deemed to be pledges or other encumbrances.)

     vi. Purchase more than 10% of any class of securities of any issuer, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund. All debt securities and all preferred stocks are each considered as one class.

     vii. Write (sell) put or call options, combinations thereof or similar options; nor may it purchase put or call options if more than 5% of the Fund's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Fund may buy or sell options on financial futures contracts.

     viii. Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

The Quantitative Fund may not, as a fundamental policy:

1. Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

2. Purchase more than 10% of any class of securities of any issuer, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund. All debt securities and all preferred stocks are each considered as one class.

3. Lend money or securities, provided that the making of time or demand deposits with banks and the purchase of debt securities such as bonds, debentures, commercial paper, repurchase agreements and short-term obligations in accordance with its objective and policies are not prohibited and the Fund may lend its portfolio securities as described under "Investment Objectives and Policies" in the prospectus.

4. Borrow money except for temporary or emergency purposes (but not for the purpose of purchase of investments) and then only in an amount not to exceed 5% of the Fund's net assets; or pledge the Fund's securities or receivables or transfer or assign or otherwise encumber them in an amount exceeding the amount of the borrowing secured thereby.

5. Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with financial futures and options transactions.

6. Write or sell put or call options, combinations thereof or similar options on more than 25% of the Fund's net assets; nor may it purchase put or call options if more than 5% of the Fund's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Fund may buy or sell options on financial futures contracts.

7. Invest 25% or more of its total assets in any one industry, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund. Water, communications, electric and gas utilities shall each be considered a separate industry.

8. Invest in commodities or commodity futures contracts, although it may buy or sell financial futures contracts and options on such contracts, and engage in foreign currency transactions; or in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

9. Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities, and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

10. Issue senior securities except as permitted under the Investment Company Act of 1940.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The Fund did not borrow money as permitted by investment restriction number 4 in the latest fiscal year and the Fund has no present intention of borrowing during the current year. The Quantitative Fund adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval. The Fund may not:

     i. Invest for the purpose of exercising control or management of another issuer.

     ii. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization, or by purchase in the open market of securities of closed-end investment companies where no underwriter or dealer's commission or profit, other than customary broker's commission, is involved and only if immediately thereafter not more than (i) 3% of the total outstanding voting stock of such company is owned by it,
           (ii) 5% of its total assets would be invested in any one such company, and (iii) 10% of total assets would be invested in such securities.

     iii.  Invest more than 15% of its net assets in illiquid securities.

Master/feeder fund structure. The Board of Trustees of [each/the] Fund[s] has the discretion to retain the current distribution arrangement for a Fund while investing in a master fund in a master/feeder fund structure as described below.

A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.


INVESTMENT POLICIES AND TECHNIQUES

GENERAL. Each Fund may engage in options transactions and may engage in financial futures transactions in accordance with its respective investment objectives and policies. The Blue Chip, Growth, Small Cap, Total Return and Value+Growth Funds each may invest in put and call options but may not write
(sell) options. The Aggressive Growth, Quantitative and Technology Funds may write (sell) covered call options and secured put options and may purchase put and call options. Each such Fund intends to engage in such transactions if it appears to the investment manager to be advantageous for the Fund to do so in order to pursue its investment objective and also to hedge against the effects of market risks but not for speculative purposes. The use of futures and options, and possible benefits and attendant risks, are discussed below along with information concerning other investment policies and techniques.


When a defensive position is deemed advisable, all or a significant portion of each Fund's assets may be held temporarily in cash or defensive type securities, such as high-grade debt securities, securities of the U.S. Government or its agencies and high quality money market instruments, including repurchase agreements. It is impossible to predict for how long such alternative strategies may be utilized.

SPECIAL RISK FACTORS

Non-Diversified. The Investment Company Act of 1940 (the "1940 Act") classifies investment companies as either "diversified" or "non-diversified." All of the Funds, except the Aggressive Growth Fund, are diversified funds under the 1940 Act. As a non-diversified fund, the Aggressive Growth Fund may invest a greater proportion of its assets in the obligations of a small number of issuers, and may be subject to greater risk and substantial losses as a result of changes in the financial condition or the market's assessment of the issuers. While not limited by the 1940 Act as to the proportion of its assets that it may invest in obligations of a single issuer, the Aggressive Growth Fund will comply with the diversification requirements imposed by the Internal Revenue Code for qualification as a regulated investment company. Accordingly, the Aggressive Growth Fund will not, as a non-fundamental policy: (i) purchase more than 10% of any class of voting securities of any issuer; (ii) with respect to 50% of its total assets, purchase securities of any issuer (other than U.S. Government Securities) if, as a result, more than 5% of the total value of the Fund's assets would be invested in securities of that issuer; and (iii) invest more than 25% of its total assets in a single issuer (other than U.S. Government Securities). The Aggressive Growth Fund does not currently expect that it would invest more than 10% of its total assets in a single issuer (other than U.S. Government Securities).

OTHER CONSIDERATIONS-HIGH YIELD (HIGH RISK) BONDS. The Total Return Fund may invest a portion of its assets in fixed income securities that are in the lower rating categories of recognized rating agencies or are non-rated. These lower rated or non-rated fixed income securities are considered, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rating categories.


The market values of such securities tend to reflect individual corporate developments to a greater extent than do those of higher rated securities, which react primarily to fluctuations in the general level of interest rates. Such lower rated securities also tend to be more sensitive to economic conditions than are higher rated securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, regarding lower rated bonds may depress the prices for such securities. These and other factors adversely affecting the market value of high yield securities will adversely affect the Fund's net asset value. Although some risk is inherent in all securities ownership, holders of fixed income securities have a claim on the assets of the issuer prior to the holders of common stock. Therefore, an investment in fixed income securities generally entails less risk than an investment in common stock of the same issuer.

High yield securities frequently are issued by corporations in the growth stage of their development. They may also be issued in connection with a corporate reorganization or a corporate takeover. Companies that issue such high yielding securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with higher rated securities. For example, during an economic downturn or recession, highly leveraged issuers of high yield securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss from default by the issuer is significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.


The Fund may have difficulty disposing of certain high yield securities because they may have a thin trading market. The lack of a liquid secondary market may have an adverse effect on market price and the Fund's ability to dispose of particular issues and may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing these assets.

Zero coupon securities and pay-in-kind bonds involve additional special considerations. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified cash payment date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amount or par value. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do securities paying interest currently with similar maturities and credit quality. Zero coupon, pay-in-kind or deferred interest bonds carry additional risk in that unlike bonds that pay interest throughout the period to maturity, the Fund will realize no cash until the cash payment date unless a portion of such securities is sold and, if the issuer defaults, the Fund may obtain no return at all on its investment.

Additional information concerning high yield securities appears under "Appendix--Ratings of Fixed Income Investments."

Foreign Securities. The Funds invest primarily in securities that are publicly traded in the United States; but, they have discretion to invest a portion of their assets in foreign securities that are traded principally in securities markets outside the United States. The Funds may also invest without limit in U.S. Dollar denominated American Depository Receipts ("ADRs"), which are bought and sold in the United States. In connection with their foreign securities investments, the Funds may, to a limited extent, engage in foreign currency exchange, options and futures transactions as a hedge and not for speculation. Additional information concerning foreign securities and related techniques is contained under "Additional Investment Information."

Foreign securities involve currency risks. The U.S. Dollar value of a foreign security tends to decrease when the value of the U.S. Dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. Dollar falls against such currency. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing the security. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement or payment, and restrictions on capital flows may be imposed. Losses and other expenses may be incurred in converting between various currencies.

Foreign securities may be subject to foreign government taxes that reduce their attractiveness. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possible imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities and the markets for such securities may be less liquid. In addition, there may be less publicly available information about foreign issuers than about domestic issuers. Many foreign issuers are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. There is generally less regulation of stock exchanges, brokers, banks and listed companies abroad than in the United States. With respect to certain foreign countries, there is a possibility of expropriation or diplomatic developments that could affect investment in these countries.

Emerging Markets. While each Fund's investments in foreign securities will be principally in developed countries, a Fund may make investments in developing or "emerging" countries, which involve exposure to economic structures that are generally less diverse and mature than in the United States, and to political systems that may be less stable. A developing or emerging market country can be considered to be a country that is in the initial stages of its industrialization cycle. Currently, emerging markets generally include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. Currently, investing in many emerging markets may not be desirable or feasible because of the lack of adequate custody arrangements for a Fund's assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or other reasons. As opportunities to invest in securities in emerging markets develop, a Fund may expand and further broaden the group of emerging markets in which it invests. In the past, markets of developing or emerging market countries have been more volatile than the markets of developed countries; however, such markets often have provided higher rates of return to investors. The investment manager believes that these characteristics can be expected to continue in the future.

Many of the risks described above relating to foreign securities generally will be greater for emerging markets than for developed countries. For instance, economies in individual developing markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging markets have experienced substantial rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain developing markets. Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries with which they trade. Also, the securities markets of developing countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure, regulatory and accounting standards in many respects are less stringent than in the United States and other developed markets. There also may be a lower level of monitoring and regulation of developing markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States; this is particularly true with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such settlement problems may cause emerging market securities to be illiquid. The inability of a Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio security or, if a Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Certain emerging markets may lack clearing facilities equivalent to those in developed countries. Accordingly, settlements can pose additional risks in such markets and ultimately can expose the Fund to the risk of losses resulting from a Fund's inability to recover from a counterparty.

The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading securities may cease or may be substantially curtailed and prices for a Fund's portfolio securities in such markets may not be readily available. At such times a Fund's portfolio securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Board of Trustees.

Investment in certain emerging market securities is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging market securities and increase the costs and expenses of a Fund. Emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments, the market could impose temporary restrictions on foreign capital remittances.

Fixed Income. Since most foreign fixed income securities are not rated, a Fund (principally the Total Return Fund) will invest in foreign fixed income securities based on the investment manager's analysis without relying on published ratings. Since such investments will be based upon the investment manager's analysis rather than upon published ratings, achievement of a Fund's goals may depend more upon the abilities of the investment manager than would otherwise be the case.

The value of the foreign fixed income securities held by a Fund, and thus the net asset value of the Fund's shares, generally will fluctuate with (a) changes in the perceived creditworthiness of the issuers of those securities, (b) movements in interest rates, and (c) changes in the relative values of the currencies in which a Fund's investments in fixed income securities are denominated with respect to the U.S. Dollar. The extent of the fluctuation will depend on various factors, such as the average maturity of a Fund's investments in foreign fixed income securities, and the extent to which a Fund hedges its interest rate, credit and currency exchange rate risks. Many of the foreign fixed income obligations in which a Fund will invest will have long maturities. A longer average maturity generally is associated with a higher level of volatility in the market value of such securities in response to changes in market conditions.

Investments in sovereign debt, including Brady Bonds, involve special risks. Brady Bonds are debt securities issued under a plan implemented to other debtor nations to restructure their outstanding commercial bank indebtedness. Foreign governmental issuers of debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or pay interest when due. In the event of default, there may be limited or no legal recourse in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Political conditions, especially a sovereign entity's willingness to meet the terms of its fixed income securities, are of considerable significance. Also, there can be no assurance that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements. In addition, there is no bankruptcy proceeding with respect to sovereign debt on which a sovereign has defaulted, and a Fund may be unable to collect all or any part of its investment in a particular issue.

Foreign investment in certain sovereign debt is restricted or controlled to varying degrees, including requiring governmental approval for the repatriation of income, capital or proceed of sales by foreign investors. These restrictions or controls may at times limit or preclude foreign investment in certain sovereign debt or increase the costs and expenses of a Fund. A significant portion of the sovereign debt in which a Fund may invest is issued as part of debt restructuring and such debt is to be considered speculative. There is a history of defaults with respect to commercial bank loans by public and private entities issuing Brady Bonds. All or a portion of the interest payments and/or principal repayment with respect to Brady Bonds may be uncollateralized.

Privatized Enterprises. Investments in foreign securities may include securities issued by enterprises that have undergone or are currently undergoing privatization. The governments of certain foreign countries have, to varying degrees, embarked on privatization programs contemplating the sale of all or part of their interests in state enterprises. A Fund's investments in the securities of privatized enterprises may include privately negotiated investments in a government- or state-owned or controlled company or enterprise that has not yet conducted an initial equity offering, investments in the initial offering of equity securities of a state enterprise or former state enterprise and investments in the securities of a state enterprise following its initial equity offering.

In certain jurisdictions, the ability of foreign entities, such as a Fund, to participate in privatizations may be limited by local law, or the price or terms on which the Fund may be able to participate may be less advantageous than for local investors. Moreover, there can be no assurance that governments that have embarked on privatization programs will continue to divest their ownership of state enterprises, that proposed privatization will be successful or that governments will not re-nationalize enterprises that have been privatized.

In the case of the enterprises in which a Fund may invest, large blocks of the stock of those enterprises may be held by a small group of stockholders, even after the initial equity offerings by those enterprises. The sale of some portion or all of those blocks could have an adverse effect on the price of the stock of any such enterprise.

Prior to making an initial equity offering, most state enterprises or former state enterprises go through an internal reorganization of management. Such reorganizations are made in an attempt to better enable these enterprises to compete in the private sector. However, certain reorganizations could result in a management team that does not function as well as the enterprise's prior management and may have a negative effect on such enterprise. In addition, the privatization of an enterprise by its government may occur over a number of years, with the government continuing to hold a controlling position in the enterprise even after the initial equity offering for the enterprise.

Prior to privatization, most of the state enterprises in which a Fund may invest enjoy the protection of and receive preferential treatment from the respective sovereigns that own or control them. After making an initial equity offering these enterprises may no longer have such protection or receive such preferential treatment and may become subject to market competition from which they were previously protected. Some of these enterprises may not be able to effectively operate in a competitive market and may suffer losses or experience bankruptcy due to such competition.

Depository Receipts. For many foreign securities, there are U.S. Dollar denominated ADRs, which are bought and sold in the United States and are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in the domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers, such as changes in foreign currency exchange rates. However, by investing in ADRs rather than directly in foreign issuers' stock, the Fund avoids currency risks during the settlement period. In general, there is a large, liquid market in the United States for most ADRs. The Funds may also invest in European Depository Receipts ("EDRs"), which are receipts evidencing an arrangement with a European bank similar to that for ADRs and are designed for use in the European securities markets. EDRs are not necessarily denominated in the currency of the underlying security.

Derivatives. In addition to options, financial futures and foreign currency transactions, consistent with its objective, each Fund may invest in a broad array of financial instruments and securities in which the value of the instrument or security is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, an interest rate or a currency ("derivatives"). Derivatives are most often used in an effort to manage investment risk, to increase or decrease exposure to an asset class or benchmark (as a hedge or to enhance return), or to create an investment position indirectly (often because it is more efficient or less costly than direct investment). There is no guarantee that these results can be achieved through the use of derivatives.

The types of derivatives used by each Fund and the techniques employed by the investment manager may change over time as new derivatives and strategies are developed or regulatory changes occur.


REGULATORY RESTRICTIONS. To the extent required to comply with applicable regulation, when purchasing a futures contract, writing a put option or entering into a forward currency exchange purchase, a Fund will maintain eligible securities in a segregated account. A Fund will use cover in connection with selling a futures contract.

A Fund will not engage in transactions in financial futures contracts or options thereon for speculation, but only in an attempt to hedge against changes in interest rates or market conditions affecting the value of securities that the Fund holds or intends to purchase.


OPTIONS ON SECURITIES. The Aggressive Growth, Quantitative, and Technology Funds may write (sell) "covered" call options on securities as long as the Fund owns the underlying securities subject to the option or an option to purchase the same underlying securities, having an exercise price equal to or less than the exercise price of the "covered" option, or will establish and maintain for the term of the option a segregated account consisting of cash or other liquid securities ("eligible securities") to the extent required by applicable regulation in connection with the optioned securities. The Aggressive Growth, Quantitative and Technology Funds may write "covered" put options provided that, as long as the Fund is obligated as a writer of a put option, the Fund will own an option to sell the underlying securities subject to the option, having an exercise price equal to or greater than the exercise price of the "covered" option, or it will deposit and maintain in a segregated account eligible securities having a value equal to or greater than the exercise price of the option. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the exercise price during or at the end of the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security at the exercise price during or at the end of the option period. The premium received for writing an option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the price volatility of the underlying security, the option period, supply and demand and interest rates. The Funds may write (for the Quantitative, and Technology Funds) or purchase spread options, which are options for which the exercise price may be a fixed dollar spread or yield spread between the security underlying the option and another security that is used as a bench mark. The exercise price of an option may be below, equal to or above the current market value of the underlying security at the time the option is written. The buyer of a put who also owns the related security is protected by ownership of a put option against any decline in that security's price below the exercise price less the amount paid for the option. The ability to purchase put options allows a Fund to protect capital gains in an appreciated security it owns, without being required to actually sell that security. At times a Fund would like to establish a position in a security upon which call options are available. By purchasing a call option, a Fund is able to fix the cost of acquiring the security, this being the cost of the call plus the exercise price of the option. This procedure also provides some protection from an unexpected downturn in the market, because a Fund is only at risk for the amount of the premium paid for the call option which it can, if it chooses, permit to expire.

During the option period the covered call writer gives up the potential for capital appreciation above the exercise price should the underlying security rise in value, and the secured put writer retains the risk of loss should the underlying security decline in value. For the covered call writer, substantial appreciation in the value of the underlying security would result in the security being "called away." For the secured put writer, substantial depreciation in the value of the underlying security would result in the security being "put to" the writer. If a covered call option expires unexercised, the writer realizes a gain in the amount of the premium received. If the covered call option writer has to sell the underlying security because of the exercise of a call option, it realizes a gain or loss from the sale of the underlying security, with the proceeds being increased by the amount of the premium.


If a secured put option expires unexercised, the writer realizes a gain from the amount of the premium, plus the interest income on the eligible securities that have been segregated. If the secured put writer has to buy the underlying security because of the exercise of the put option, the secured put writer incurs an unrealized loss to the extent that the current market value of the underlying security is less than the exercise price of the put option. However, this would be offset in whole or in part by gain from the premium received and any interest income earned on the eligible securities that have been segregated.


EXCHANGE-LISTED OPTIONS. The Funds may deal in exchange-listed options. Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

A Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options;
(ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange;
(v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OVER-THE-COUNTER OPTIONS. The Funds may also deal in over-the-counter traded options ("OTC options"). OTC options differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of nonperformance by the dealer as a result of the insolvency of such dealer or otherwise, in which event a Fund may experience material losses. However, in writing options the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities, and a wider range of expiration dates and exercise prices, than are exchange traded options. Since there is no exchange, pricing is normally done by reference to information from market makers, which information is carefully monitored by the investment manager and verified in appropriate cases.


A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, a Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote it. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security until the option expires or the option is exercised. Therefore, a covered call option writer of an OTC option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, a secured put writer of an OTC option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of such put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.


The Funds understand the position of the staff of the Securities and Exchange Commission ("SEC") to be that purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities. The investment manager disagrees with this position and has found the dealers with which it engages in OTC options transactions generally agreeable to and capable of entering into closing transactions. The Funds have adopted procedures for engaging in OTC options for the purpose of reducing any potential adverse effect of such transactions upon the liquidity of the Funds' portfolios. A brief description of such procedures is set forth below.

A Fund will only engage in OTC options transactions with dealers that have been specifically approved by the investment manager pursuant to procedures adopted by the Fund's Board of Trustees. The investment manager believes that the approved dealers should be able to enter into closing transactions if necessary and, therefore, present minimal credit risks to a Fund. The investment manager will monitor the credit-worthiness of the approved dealers on an ongoing basis. A Fund currently will not engage in OTC options transactions if the amount invested by the Fund in OTC options, plus (for the Aggressive Growth, Quantitative and Technology Funds) a "liquidity charge" related to OTC options written by the Fund, plus the amount invested by the Fund in illiquid securities, would exceed 15% of the Fund's net assets. The "liquidity charge" referred to above is computed as described below.

The Aggressive Growth, Quantitative and Technology Funds anticipate entering into agreements with dealers to which the Fund sells OTC options. Under these agreements either Fund would have the absolute right to repurchase the OTC options from the dealer at any time at a price no greater than a price established under the agreements (the "Repurchase Price"). The "liquidity charge" referred to above for a specific OTC option transaction will be the Repurchase Price related to the OTC option less the intrinsic value of the OTC option. The intrinsic value of an OTC call option for such purposes will be the amount by which the current market value of the underlying security exceeds the exercise price. In the case of an OTC put option, intrinsic value will be the amount by which the exercise price exceeds the current market value of the underlying security. If there is no such agreement requiring a dealer to allow either Fund to repurchase a specific OTC option written by the Fund, the "liquidity charge" will be the current market value of the assets serving as "cover" for such OTC option.


OPTIONS ON SECURITIES INDICES. The Blue Chip, Growth, Small Cap, Total Return and Value+Growth Funds may purchase, and the Aggressive Growth, Quantitative and Technology Funds may purchase and write, call and put options on securities indices in an attempt to hedge against market conditions affecting the value of securities that the Fund owns or intends to purchase, and not for speculation. Through the writing or purchase of index options, a Fund can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike security options, all settlements are in cash and gain or loss depends upon price movements in the market generally (or in a particular industry or segment of the market), rather than upon price movements in individual securities. Price movements in securities that the Fund owns or intends to purchase will probably not correlate perfectly with movements in the level of an index since the prices of such securities may be affected by somewhat different factors and, therefore, the Fund bears the risk that a loss on an index option would not be completely offset by movements in the price of such securities.

When the Aggressive Growth, Quantitative or Technology Fund writes an option on a securities index, it will segregate, and mark-to-market, eligible securities to the extent required by applicable regulations. In addition, where a Fund writes a call option on a securities index at a time when the contract value exceeds the exercise price, the Fund will segregate and mark-to-market, until the option expires or is closed out, cash or cash equivalents equal in value to such excess.

A Fund may also purchase and sell options on other appropriate indices, as available, such as foreign currency indices. Options on futures contracts and index options involve risks similar to those risks relating to transactions in financial futures contracts described below. Also, an option purchased by a Fund may expire worthless, in which case the Fund would lose the premium paid therefor.


FINANCIAL FUTURES CONTRACTS. The Funds may enter into financial futures contracts for the future delivery of a financial instrument, such as a security, or an amount of foreign currency or the cash value of a securities index. This investment technique is designed primarily to hedge (i.e., protect) against anticipated future changes in market conditions or foreign exchange rates which otherwise might affect adversely the value of securities or other assets which the Fund holds or intends to purchase. A "sale" of a futures contract means the undertaking of a contractual obligation to deliver the securities or the cash value of an index or foreign currency called for by the contract at a specified price during a specified delivery period. A "purchase" of a futures contract means the undertaking of a contractual obligation to acquire the securities or cash value of an index or foreign currency at a specified price during a specified delivery period. At the time of delivery, in the case of fixed income securities pursuant to the contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate than that specified in the contract. In some cases, securities called for by a futures contract may not have been issued at the time the contract was written.

Although some futures contracts by their terms call for the actual delivery or acquisition of securities or other assets, in most cases a party will close out the contractual commitment before delivery without having to make or take delivery of the underlying assets by purchasing (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, if effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying securities or other assets. All transactions in the futures market are made, offset or fulfilled through a clearing house associated with the exchange on which the contracts are traded. A Fund will incur brokerage fees when it purchases or sells contracts, and will be required to maintain margin deposits. At the time a Fund enters into a futures contract, it is required to deposit with its custodian, on behalf of the broker, a specified amount of cash or eligible securities, called "initial margin." The initial margin required for a futures contract is set by the exchange on which the contract is traded. Subsequent payments, called "variation margin," to and from the broker are made on a daily basis as the market price of the futures contract fluctuates. The costs incurred in connection with futures transactions could reduce a Fund's return. Futures contracts entail risks. If the investment manager's judgment about the general direction of markets or exchange rates is wrong, the overall performance may be poorer than if no such contracts had been entered into.


There may be an imperfect correlation between movements in prices of futures contracts and portfolio assets being hedged. In addition, the market prices of futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin requirements, distortions in the normal relationship between the assets and futures markets could result. Price distortions could also result if investors in futures contracts decide to make or take delivery of underlying securities or other assets rather than engage in closing transactions because of the resultant reduction in the liquidity of the futures market. In addition, because, from the point of view of speculators, the margin requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities or other assets and movements in the prices of futures contracts, a correct forecast of market trends by the investment manager may still not result in a successful hedging transaction. If any of these events should occur, the Fund could lose money on the financial futures contracts and also on the value of its portfolio assets.


OPTIONS ON FINANCIAL FUTURES CONTRACTS. A Fund may purchase and write call and put options on financial futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise, the writer of the option delivers the futures contract to the holder at the exercise price. A Fund would be required to deposit with its custodian initial margin and maintenance margin with respect to put and call options on futures contracts written by it. A Fund will establish segregated accounts or will provide cover with respect to written options on financial futures contracts in a manner similar to that described under "Options on Securities." Options on futures contracts involve risks similar to those risks relating to transactions in financial futures contracts described above. Also, an option purchased by a Fund may expire worthless, in which case the Fund would lose the premium paid therefor.


FOREIGN CURRENCY OPTIONS. The Funds may engage in foreign currency options transactions. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options any time prior to expiration.

A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if a Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if the Fund had entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, the Fund would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.


FOREIGN CURRENCY FUTURES TRANSACTIONS. As part of their financial futures transactions (see "Financial Futures Contracts" and "Options on Financial Futures Contracts" above), the Funds may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, a Fund may be able to achieve many of the same objectives as through forward foreign currency exchange contracts more effectively and possibly at a lower cost.


Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.


FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days ("term") from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. The investment manager believes that it is important to have the flexibility to enter into such forward contracts when it determines that to do so is in the best interests of a Fund. A Fund will not speculate in foreign currency exchange.


If a Fund retains the portfolio security and engages in an offsetting transaction with respect to a forward contract, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund would realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase.

Should forward prices increase, the Fund would suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might result should the value of such currency increase. A Fund may have to convert its holdings of foreign currencies into U.S. Dollars from time to time in order to meet such needs as Fund expenses and redemption requests. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.


A Fund will not enter into forward contracts or maintain a net exposure in such contracts when the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency. A Fund segregates eligible securities to the extent required by applicable regulation in connection with forward foreign currency exchange contracts entered into for the purchase of a foreign currency. A Fund generally does not enter into a forward contract with a term longer than one year.


SHORT SALES AGAINST-THE-BOX. The Aggressive Growth, and Blue Chip Funds may make short sales against-the-box for the purpose of, but not limited to, deferring realization of loss when deemed advantageous for federal income tax purposes. A short sale "against-the-box" is a short sale in which a Fund owns at least an equal amount of the securities sold short or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and at least equal in amount to, the securities sold short. A Fund may engage in such short sales only to the extent that not more than 10% of the Fund's total assets (determined at the time of the short sale) is held as collateral for such sales. Each Fund does not currently intend, however, to engage in such short sales to the extent that more than 5% of its net assets will be held as collateral therefor during the current year.


REPURCHASE AGREEMENTS. A Fund may invest in repurchase agreements, which are instruments under which the Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during the Fund's holding period. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon. No Fund currently intends to invest more than 5% of its net assets in repurchase agreements during the current year.

PORTFOLIO TRANSACTIONS

Brokerage


Allocation of brokerage is supervised by the Advisor.

The primary objective of the Advisor in placing orders for the purchase and sale of securities for a Fund is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Advisor seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by a Fund to reported commissions paid by others. The Advisor reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

The Funds' purchases and sales of fixed-income securities are generally placed by the Advisor with primary market makers for these securities on a net basis, without any brokerage commission being paid by a Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

When it can be done consistently with the policy of obtaining the most favorable net results, it is the Advisor's practice to place such orders with broker/dealers who supply research, market and statistical information to a Fund. The term "research, market and statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Advisor is authorized when placing portfolio transactions for a Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution of services and the receipt of research, market or statistical information. The Advisor may place orders with broker/dealers on the basis that the broker/dealer has or has not sold shares of a Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

To the maximum extent feasible, it is expected that the Advisor will place orders for portfolio transactions through the Distributor"", which is a corporation registered as a broker-dealer and a subsidiary of the Advisor; the Distributor will place orders on behalf of the Funds with issuers, underwriters or other brokers and dealers. The Distributor will not receive any commission, fee or other remuneration from the Funds for this service.

Although certain research, market and statistical information from broker/dealers may be useful to a Fund and to the Advisor, it is the opinion of the Advisor that such information only supplements the Advisor's own research effort since the information must still be analyzed, weighed and reviewed by the Advisor's staff. Such information may be useful to the Advisor in providing services to clients other than a Fund, and not all such information is used by the Advisor in connection with a Fund. Conversely, such information provided to the Advisor by broker/dealers through whom other clients of the Advisor effect securities transactions may be useful to the Advisor in providing services to a Fund.

The Trustees review from time to time whether the recapture for the benefit of a Fund of some portion of the brokerage commissions or similar fees paid by a Fund on portfolio transactions is legally permissible and advisable.


Each Fund's average portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding all securities with maturities or expiration dates at the time of acquisition of one year or less. A higher rate involves greater brokerage transaction expenses to a Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. Purchases and sales are made for a Fund's portfolio whenever necessary, in management's opinion, to meet a Fund's objective.

The table below shows total brokerage commissions paid by each Fund for the last three fiscal years and, for the most recent fiscal year, the percentage thereof that was allocated to firms based upon research information provided.


                                              Allocated to Firms Based on
Fund                       Fiscal 1998          Research in Fiscal 1998          Fiscal 1997             Fiscal 1996
----                       -----------          -----------------------          -----------             -----------

Aggressive            To be updated              To be updated                   $     27,000*         $       N.A.
Blue Chip                                                                        $  2,664,000          $  1,661,000
Growth                                                                           $ 11,676,000          $  9,535,000
Quantitative                                                                     $     21,000          $      9,000
Small Cap                                                                        $  6,618,000          $  6,362,000
Technology                                                                       $  3,329,000          $  4,438,000
Total Return                                                                     $  7,170,000          $  6,335,000
Value+Growth                                                                     $    142,000          $     66,000


*    For the period December 31, 1996 to September 30, 1997.

INVESTMENT MANAGER AND UNDERWRITER


INVESTMENT MANAGER. Scudder Kemper Investments, Inc. ("Scudder Kemper" or "the Advisor"), 345 Park Avenue, New York, New York, is each Fund's investment manager. Scudder Kemper is approximately 70% owned by Zurich Financial Services, a newly formed global insurance and financial services company. The balance of the Advisor is owned by its officers and employees. Pursuant to investment management agreements, Scudder Kemper acts as each Fund's investment advisor, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of a Fund if elected to such positions. Each investment management agreement provides that each Fund pays the charges and expenses of its operations, including the fees and expenses of the trustees (except those who are affiliated with officers or employees of Scudder Kemper), independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, brokerage commissions or transaction costs, costs of calculating net asset value and maintaining all accounting records related thereto, taxes and membership dues. Each Fund bears the expenses of registration of its shares with the Securities and Exchange Commission, while Kemper Distributors, Inc. ("KDI"), as principal underwriter, pays the cost of qualifying and maintaining the qualification of each Fund's shares for sale under the securities laws of the various states.


The investment management agreements provide that Scudder Kemper shall not be liable for any error of judgment or of law, or for any loss suffered by a Fund in connection with the matters to which the agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Scudder Kemper in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under each agreement.


Each Fund's investment management agreement continues in effect from year to year so long as its continuation is approved at least annually by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund and by the shareholders of the Fund subject thereto or the Board of Trustees. Each Fund's investment management agreement may be terminated at any time upon 60 days notice by either party, or by a majority vote of the outstanding shares of the Fund subject thereto, and will terminate automatically upon assignment. If additional Funds become subject to an investment management agreement, the provisions concerning continuation, amendment and termination shall be on a Fund by Fund basis. Additional Funds may be subject to a different agreement.

Responsibility for overall management of each Fund rests with its Board of Trustees and officers. Professional investment supervision is provided by Scudder Kemper. The investment management agreements provide that Scudder Kemper shall act as each Fund's investment Advisor, manage its investments and provide it with various services and facilities.

On December 31, 1997, pursuant to the terms of an agreement, Scudder, Stevens & Clark, Inc. ("Scudder") and Zurich Insurance Company ("Zurich") formed a new global organization by combining Scudder with Zurich Kemper Investments, Inc., a former subsidiary of Zurich and the former investment manager to each Fund, and Scudder changed its name to Scudder Kemper Investments, Inc. As a result of the transaction, Zurich owned approximately 70% of the Advisor, with the balance owned by the Advisor's officers and employees.

On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in Scudder Kemper) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services, Inc. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services, Inc., with the balance initially owned by former B.A.T shareholders.

Upon consummation of this transaction, each Fund's existing investment management agreement with Scudder Kemper was deemed to have been assigned and, therefore, terminated. The Board has approved a new investment management agreement with Scudder Kemper, which is substantially identical to the current investment management agreement, except for the date of execution and termination. This agreement became effective upon the termination of the then current investment management agreement and will be submitted for shareholder approval at a special meeting currently scheduled to conclude in December 1998.

The Funds (other than the Aggressive Growth Fund and the Small Cap Fund) pay Scudder Kemper investment management fees, payable monthly, at 1/12 of the annual rates shown below. The Aggressive Growth Fund and the Small Cap Fund each pay a base annual management fee, payable monthly, at the annual rate of 0.65% of the average daily net assets of the Fund. This base fee is subject to upward or downward adjustment on the basis of the investment performance of the Class A shares of the Fund compared with the performance of the Standard & Poor's 500 Stock Index as described herein. After the effect of the adjustment, the management fee rate for the Aggressive Growth Fund may range between 0.45% and 0.85% and the management fee rate for the Small Cap Fund may range between 0.35% and 0.95%.

                                                   Blue Chip,
                                                     Growth,
                                                  Quantitative,
                                                   Technology
                                                    and Total            Value+
                                                     Return              Growth
Average Daily Net Assets                              Funds               Fund

$0 - $250 million                                      0.58%               0.72%
$250 million - $1 billion                              0.55                0.69
$1 billion - $2.5 billion                              0.53                0.66
$2.5 billion - $5 billion                              0.51                0.64
$5 billion - $7.5 billion                              0.48                0.60
$7.5 billion - $10 billion                             0.46                0.58
$10 billion - $12.5 billion                            0.44                0.56
Over $12.5 billion                                     0.42                0.54

The Small Cap Fund pays a base annual investment management fee, payable monthly, at the rate of 0.65% of the average daily net assets of the Fund. This base fee is subject to upward or downward adjustment on the basis of the investment performance of the Class A shares of the Fund as compared with the performance of the Standard & Poor's 500 Stock Index (the "Index"). The Small Cap Fund will pay an additional monthly fee at an annual rate of 0.05% of such average daily net assets for each percentage point (fractions to be prorated) by which the performance of the Class A shares of the Fund exceeds that of the Index for the immediately preceding twelve months; provided that such additional monthly fee shall not exceed 1/12 of 0.30% of the average daily net assets. Conversely, the compensation payable by the Small Cap Fund will be reduced by an annual rate of 0.05% of such average daily net assets for each percentage point (fractions to be prorated) by which the performance of the Class A shares of the Fund falls below that of the Index, provided that such reduction in the monthly fee shall not exceed 1/12 of 0.30% of the average net assets. The total fee on an annual basis can range from 0.35% to 0.95% of average daily net assets. The Small Cap Fund's investment performance during any twelve month period is measured by the percentage difference between (a) the opening net asset value of one Class A share of the Fund and (b) the sum of the closing net asset value of one Class A share of the Fund plus the value of any income and capital gain dividends on such share during the period treated as if reinvested in Class A shares of the Fund at the time of distribution. The performance of the Index is measured by the percentage change in the Index between the beginning and the end of the twelve month period with cash distributions on the securities which comprise the Index being treated as reinvested in the Index at the end of each month following the payment of the dividend. Each monthly calculation of the incentive portion of the fee may be illustrated as follows: if over the preceding twelve month period the Small Cap Fund's adjusted net asset value applicable to one Class A share went from $10.00 to $11.00 (10% appreciation), and the Index, after adjustment, went from 100 to 104 (or only 4%), the entire incentive compensation would have been earned by Scudder Kemper. On the other hand, if the Index rose from 100 to 110 (10%), no incentive fee would have been payable. A rise in the Index from 100 to 116 (16%) would have resulted in the minimum monthly fee of 1/12 of 0.35%. Since the computation is not cumulative from year to year, an additional management fee may be payable with respect to a particular year, although the Small Cap Fund's performance over some longer period of time may be less favorable than that of the Index. Conversely, a lower management fee may be payable in a year in which the performance of the Fund's Class A shares' is less favorable than that of the Index, although the performance of the Fund's Class A shares over a longer period of time might be better than that of the Index.

The Aggressive Growth Fund pays a base annual investment management fee, payable monthly, at the rate of 0.65 of 1% of the average daily net assets of the Fund. This base fee is subject to upward or downward adjustment on the basis of the investment performance of the Class A shares of the Fund as compared with the performance of the Standard & Poor's 500 Stock Index (the "Index"). The Aggressive Growth Fund will pay an additional monthly fee at an annual rate of 0.02% of such average daily net assets for each percentage point (fractions to be prorated) by which the performance of the Class A shares of the Fund exceeds that of the Index for the immediately preceding twelve months; provided that such additional monthly fee shall not exceed 1/12 of 0.20% of the average daily net assets. Conversely, the compensation payable by the Aggressive Growth Fund will be reduced by an annual rate of 0.02% of such average daily net assets for each percentage point (fractions to be prorated) by which the performance of the Class A shares of the Fund falls below that of the Index, provided that such reduction in the monthly fee shall not exceed 1/12 of 0.20% of the average net assets. The total fee on an annual basis can range from 0.45% to 0.85% of average daily net assets. The Aggressive Growth Fund's investment performance during any twelve month period is measured by the percentage difference between
(a) the opening net asset value of one Class A share of the Fund and (b) the sum of the closing net asset value of one Class A share of the Fund plus the value of any income and capital gain dividends on such share during the period treated as if reinvested in Class A shares of the Fund at the time of distribution. The performance of the Index is measured by the percentage change in the Index between the beginning and the end of the twelve month period with cash distributions on the securities which comprise the Index being treated as reinvested in the Index at the end of each month following the payment of the dividend. Each monthly calculation of the incentive portion of the fee may be illustrated as follows: if over the preceding twelve month period the Aggressive Growth Fund's adjusted net asset value applicable to one Class A share went from $10.00 to $11.50 (15% appreciation), and the Index, after adjustment, went from 100 to 104 (or only 4%), the entire incentive compensation would have been earned by Scudder Kemper. On the other hand, if the Index rose from 100 to 115 (15%), no incentive fee would have been payable. A rise in the Index from 100 to 125 (25%) would have resulted in the minimum monthly fee of 1/12 of 0.45%. Since the computation is not cumulative from year to year, an additional management fee may be payable with respect to a particular year, although the Aggressive Growth Fund's performance over some longer period of time may be less favorable than that of the Index. Conversely, a lower management fee may be payable in a year in which the performance of the Fund's Class A shares is less favorable than that of the Index, although the performance of the Fund's Class A shares over a longer period of time might be better than that of the Index.


The investment management fees paid by each Fund for its last three fiscal years are shown in the table below.

Fund                     Fiscal 1998          Fiscal 1997           Fiscal 1996
----                     -----------          -----------           -----------

Aggressive+              To be updated        $    37,000(1)              --
Blue Chip                                     $ 2,018,000           1,198,000
Growth                                        $14,576,000          13,994,000
Quantitative                                  $    46,000              11,000(2)
Small Cap                                     $ 3,193,000(3)        4,418,000(4)
Technology                                    $ 6,532,000           5,582,000
Total Return                                  $17,084,000          15,825,000
Value+Growth                                  $   474,000             131,000*

+ For the period December 31, 1996 (commencement of operations) to September 30, 1997.

*    Amounts shown are after expense waiver.

(1)  Fee was increased $1,000 from $36,000 base fee.

(2)  For the period February 15, 1996 to November 30, 1996.

(3)  Fee was decreased $2,617,000 from $5,810,000 base fee.

(4)  Fee was decreased $670,000 from $5,088,000 base fee.

(5)  Fee was decreased $766,000 from $4,039,000 base fee.

(6)  For the period October 16, 1995 to November 30, 1995.

FUND ACCOUNTING AGENT. Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts 02110, a subsidiary of Scudder Kemper, is responsible for determining the daily net asset value per share of the Funds and maintaining all accounting records related thereto. Currently, SFAC receives no fee for its services to the Funds; however, subject to Board approval, some time in the future, SFAC may seek payment for its services under this agreement.

PRINCIPAL UNDERWRITER. Pursuant to separate underwriting and distribution services agreements ("distribution agreements"), Kemper Distributors, Inc. ("KDI"), 222 South Riverside Plaza, Chicago, Illinois, 60606, an affiliate of Scudder Kemper, is the principal underwriter and distributor for the shares of each Fund and acts as agent of each Fund in the continuous offering of its shares. KDI bears all its expenses of providing services pursuant to the distribution agreements, including the payment of any commissions. Each Fund pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and KDI, as principal underwriter, pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. KDI also pays for supplementary sales literature and advertising costs.

Each distribution agreement continues in effect from year to year so long as such continuance is approved for each class at least annually by a vote of the Board of Trustees of the Fund, including the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the agreement. Each agreement automatically terminates in the event of its assignment and may be terminated for a class at any time without penalty by a Fund or by KDI upon 60 days' notice. Termination by a Fund with respect to a class may be by vote of a majority of the Board of Trustees, or a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the agreement, or a "majority of the outstanding voting securities" of the class of the Fund, as defined under the Investment Company Act of 1940. The agreement may not be amended for a class to increase the fee to be paid by a Fund with respect to such class without approval by a majority of the outstanding voting securities of such class of the Fund and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the agreement. The provisions concerning the continuation, amendment and termination of the distribution agreement are on a Fund by Fund basis and for each Fund on a class by class basis.


Class A Shares. KDI receives no compensation from the Funds as principal underwriter for Class A shares and pays all expenses of distribution of each Fund's Class A shares under the distribution agreements not otherwise paid by dealers or other financial services firms. As indicated under "Purchase of Shares," KDI retains the sales charge upon the purchase of shares and pays or allows concessions or discounts to firms for the sale of each Fund's shares. The following information concerns the underwriting commissions paid in connection with the distribution of each Fund's Class A shares for the fiscal years noted.

                                         Commissions Retained by     Commissions Underwriter        Commissions Paid to
Fund                    Fiscal Year            Underwriter              Paid to All Firms         Kemper Affiliated Firms
----                    -----------            -----------              -----------------         -----------------------


Aggressive           1998
                           1997+                $    7,000                    111,000                      5,000
                           1996                       N.A.                       N.A.                       N.A.

Blue Chip            1998
                           1997                 $  124,000                  1,101,000                      7,000
                           1996                 $   72,000                    424,000                     11,000

Growth               1998
                           1997                 $  296,000                  1,523,000                      9,000
                           1996                 $  327,000                  2,075,000                     57,000

Quantitative         1998
                           1997                 $    2,000                     18,000                          0
                           1996*                $    1,000                      5,000                          0

Small Cap            1998
                           1997                 $  104,000                    705,000                          0
                           1996                 $  130,000                    849,000                     16,000

Technology           1998
                           1997                 $  181,000                    853,000                      7,000
                           1996                 $  198,000                    869,000                     37,000

Total Return         1998
                           1997                 $  191,000                  1,591,000                          0
                           1996                 $  225,000                  1,697,000                     79,000

Value+Growth         1998
                           1997                 $   40,000                    538,000                          0
                           1996                 $   33,000                    238,000                     15,000


+ For the period December 31, 1996 (commencement of operations) to September 30, 1997.

*    For the period February 15, 1996 to November 30, 1996.

**   For the period October 16, 1995 to November 30, 1995.


Class B Shares. For its services under the distribution agreement, KDI receives a fee from each Fund under a Rule 12b-1 Plan, payable monthly, at the annual rate of 0.75% of average daily net assets of each Fund attributable to Class B shares. This fee is accrued daily as an expense of Class B shares. KDI also receives any contingent deferred sales charges. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class B Shares." KDI currently compensates firms for sales of Class B shares at a commission rate of 3.75%.

Class C Shares. For its services under the distribution agreement, KDI receives a fee from each Fund under a Rule 12b-1 Plan, payable monthly, at the annual rate of 0.75% of average daily net assets of each Fund attributable to Class C shares. This fee is accrued daily as an expense of Class C shares. KDI currently advances to firms the first year distribution fee at a rate of 0.75% of the purchase price of Class C shares. For periods after the first year, KDI currently pays firms for sales of

Class C shares a distribution fee, payable quarterly, at an annual rate of 0.75% of net assets attributable to Class C shares maintained and serviced by the firm and the fee continues until terminated by KDI or a Fund. KDI also receives any contingent deferred sales charges. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charges--Class C Shares".

Class B Shares and Class C Shares. Each Fund has adopted a plan under Rule 12b-1 that provides for fees payable as an expense of the Class B shares and Class C shares that are used by KDI to pay for distribution and services for those classes. Because 12b-1 fees are paid out of fund assets on an ongoing basis, they will, over time, increase the cost of an investment and cost more than other types of sales charges.


Expenses of the Funds and of KDI in connection with the Rule 12b-1 Plans for the Class B and Class C Shares are set forth below. A Portion of the marketing sales and operating expenses shown below could be considered overhead expense.


                                                                   Total          Commissions
                              Distribution     Contingent       Commissions         Paid by
                              Fees Paid by   Deferred Sales       Paid by       Underwriter to
Fund Class       Fiscal         Fund to        Charges to       Underwriter       Affiliated
B Shares          Year        Underwriter      Underwriter        to Firms           Firms
--------          ----        -----------      -----------        --------           -----

Aggressive       1998
                   1997+      $    13,000         11,000           122,000                0
                   1996              N.A.           N.A.              N.A.             N.A.

Blue Chip        1998
                   1997       $   659,000        128,000         1,885,000                0
                   1996       $   233,000         41,000           521,000            3,000

Growth           1998
                   1997       $ 6,426,000      1,183,000         3,193,000                0
                   1996       $ 6,149,000      1,494,000         3,522,000           53,000

Quantitative     1998
                   1997       $    13,000              0            40,000                0
                   1996*      $     3,000              0             4,000                0

Small Cap        1998
                   1997       $ 1,930,000        417,000         1,308,000                0
                   1996       $ 1,743,000        389,000         1,370,000           18,000

Technology       1998
                   1997       $   698,000        179,000         1,272,000                0
                   1996       $   413,000        102,000           974,000           28,000

Total Return     1998
                   1997       $ 8,705,000      1,382,000         3,769,000                0
                   1996       $ 8,464,000      2,089,000         3,572,000           64,000

Value+Growth     1998
                   1997       $   195,000(a)      28,000           656,000                0
                   1996       $    65,000          4,000           320,000           15,000


                            Other Distribution Expenses Paid by Underwriter


                  Advertising                    Marketing       Misc.
Fund Class           and         Prospectus     and Sales      Operating     Interest
B Shares          Literature      Printing       Expenses       Expenses     Expenses
--------          ----------      --------       --------       --------     --------

Aggressive
                     12,000           1,000          3,000       1,000        4,000


Blue Chip
                    189,000          13,000        530,000      97,000      238,000
                    117,000          10,000        232,000      76,000       85,000

Growth
                    563,000          39,000      1,424,000     199,000       48,000
                  1,020,000          88,000      2,049,000     284,000      188,000
                                                                            277,000
Quantitative
                      3,000               0          9,000      22,000        5,000
                      7,000           1,000         17,000       4,000        1,000

Small Cap
                    222,000          15,000        564,000      97,000      426,000
                    384,000          34,000        781,000     125,000      380,000

Technology
                    162,000          11,000        442,000      77,000      295,000
                    309,000          28,000        572,000     121,000      191,000
                                                                             54,000
Total Return
                    517,000          36,000      1,391,000     193,000       44,000
                  1,100,000         100,000      2,139,000     344,000      438,000
                                                                            809,000
Value+Growth
                     65,000           5,000        184,000      30,000      104,000
                     88,000           7,000        160,000      41,000       40,000
                                                                 3,000        1,000


+ For the period December 31, 1996 (commencement of operations) to September 30, 1997.

*    For the period February 15, 1996 to November 30, 1996.

**   For the period October 16, 1995 to November 30, 1995.

(a)  Amounts shown after expense waiver.


                                                                   Total         Distribution
                              Distribution     Contingent       Distribution     Fees Paid by
                              Fees Paid by   Deferred Sales     Fees Paid by    Underwriter to
Fund Class       Fiscal         Fund to        Charges to       Underwriter       Affiliated
C Shares          Year        Underwriter      Underwriter        to Firms           Firms
--------          ----        -----------      -----------        --------           -----

                 1998
Aggressive         1997+       $  6,000           5,000            16,000               0
                   1996            N.A.            N.A.              N.A.            N.A.
                   1995            N.A.            N.A.              N.A.            N.A.
                 1998
Blue Chip          1997        $ 49,000           3,000            72,000               0
                   1996        $ 12,000               0            18,000               0
                   1995        $  5,000            N.A.             5,000               0
                 1998
Growth             1997        $110,000           1,000           123,000               0
                   1996        $ 57,000               0            73,000               0
                   1995        $ 23,000            N.A.            22,000           6,000
                 1998
Quantitative       1997        $  8,000               0             2,000               0
                   1996*       $  3,000               0                 0               0
                   1995            N.A.            N.A.              N.A.            N.A.
                 1998
Small Cap          1997        $ 62,000           2,000            63,000               0
                   1996        $ 35,000               0            42,000               0
                   1995        $ 13,000            N.A.            13,000           4,000
                 1998
Technology         1997        $ 51,000           3,000            66,000               0
                   1996        $ 21,000           1,000            32,000               0
                   1995        $  5,000            N.A.             4,000           1,000
                 1998
Total Return       1997        $109,000           2,000           123,000               0
                   1996        $ 60,000               0            69,000               0
                   1995        $ 26,000            N.A.            25,000           5,000
                 1998
Value+Growth       1997        $  8,000(a)        1,000            20,000               0
                   1996        $  2,000               0             7,000               0
                   1995**      $      0            N.A.                 0               0

                             Other Distribution Expenses Paid by Underwriter

                  Advertising                    Marketing       Misc.
Fund Class           and         Prospectus     and Sales      Operating      Interest
C Shares          Literature      Printing       Expenses       Expenses      Expenses
--------          ----------      --------       --------       --------      --------


Aggressive          7,000           1,000        20,000              0         1,000
                     N.A.            N.A.          N.A.           N.A.          N.A.
                     N.A.            N.A.          N.A.           N.A.          N.A.

Blue Chip          26,000           2,000        52,000         18,000        12,000
                   14,000           1,000        28,000          1,000         5,000
                    3,000           1,000        13,000          8,000         2,000

Growth             44,000           3,000       110,000          8,000        36,000
                   48,000           4,000        89,000          8,000        18,000
                   12,000           2,000        70,000         15,000         7,000

Quantitative            0               0             0          9,000         2,000
                    7,000               0        15,000          6,000         1,000
                     N.A.            N.A.          N.A.           N.A.          N.A.

Small Cap          21,000           1,000        53,000          9,000        21,000
                   30,000           3,000        60,000          3,000        11,000
                    6,000           1,000        36,000         14,000         4,000

Technology         24,000           2,000        66,000          2,000        19,000
                   34,000           3,000        67,000          2,000         8,000
                    4,000           1,000        19,000         10,000         2,000

Total Return       35,000           2,000        94,000          2,000        36,000
                   49,000           4,000        97,000          5,000        20,000
                   13,000           2,000        72,000         15,000         9,000

Value+Growth        7,000           1,000        20,000          2,000         7,000
                   13,000           1,000        23,000          8,000         3,000
                    1,000               0         1,000          1,000             0


+ For the period December 31, 1996 (commencement of operations) to September 30, 1997.

*    For the period February 15, 1996 to November 30, 1996.

**   For the period October 16, 1995 to November 30, 1995.

(a)  Amount shown after expense waiver.

                                          Distribution                    Distribution                Deferred Sales
                                        Expenses Incurred                 Fees Paid by                 Charges Paid
                                         by Underwriter                Fund to Underwriter            to Underwriter
Fund                                 Class B          Class C        Class B        Class C          Class B     Class C
----                                 -------          -------        -------        -------          -------     -------

Aggressive Growth*             $  To be updated
Blue Chip
Growth
Quantitative
Small Cap
Technology
Total Return
Value+Growth

*For the period December 31, 1996 to September 30, 1997.

(a)   Amounts shown are after expense waiver.

If a Rule 12b-1 Plan (the "Plan") is terminated in accordance with its terms, the obligation of a Fund to make payments to KDI pursuant to the Plan will cease and the Fund will not be required to make any payments past the termination date. Thus, there is no legal obligation for the Fund to pay any expenses incurred by KDI in excess of its fees under a Plan, if for any reason the Plan is terminated in accordance with its terms. Future fees under a Plan may or may not be sufficient to reimburse KDI for its expenses incurred.

ADMINISTRATIVE SERVICES. Administrative services are provided to each Fund under an administrative services agreement ("administrative agreement") with KDI. KDI bears all its expenses of providing services pursuant to the administrative agreement between KDI and each Fund, including the payment of service fees. Each Fund pays KDI an administrative services fee, payable monthly, at an annual rate of up to 0.25% of average daily net assets of Class A, B and C shares of each Fund.

KDI enters into related arrangements with various broker-dealer firms and other service or administrative firms ("firms"), that provide services and facilities for their customers or clients who are shareholders of a Fund. The firms provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Fund, assistance to clients in changing dividend and investment options, account designations and addresses and such other services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. For Class A shares, KDI pays each firm a service fee, normally payable quarterly, at an annual rate of up to 0.25% of the net assets in Fund accounts that it maintains and services attributable to Class A shares commencing with the month after investment. With respect to Class B and Class C shares, KDI currently advances to firms the first-year service fee at a rate of up to 0.25% of the purchase price of such shares. For periods after the first year, KDI currently intends to pay firms a service fee at an annual rate of up to 0.25% (calculated monthly and normally paid quarterly) of the net assets attributable to Class B and Class C shares maintained and serviced by the firm and the fee continues until terminated by KDI or the Fund. Firms to which service fees may be paid include broker-dealers affiliated with KDI.

The following information concerns the administrative services fee paid by each Fund.

[To be updated]

                                      Administrative Service Fees Paid by Fund
                                                                                      Service Fees Paid    Service Fees Paid
                                                                                      by Administrator     by Administrator
Fund              Fiscal Year        Class A           Class B          Class C           to Firms        to Affiliated firms
----              -----------        -------           -------          -------           --------        -------------------

                 To be updated
                 1998
Aggressive            1997+       $    7,000           4,000             2,000              24,000                   0
                      1996              N.A.            N.A.              N.A.                N.A.                N.A.
                      1995              N.A.            N.A.              N.A.                N.A.                N.A.

                 1998
Blue Chip             1997        $  598,000         220,000            16,000             886,000                   0
                      1996        $  415,000          78,000             4,000             512,000              15,000

                                      Administrative Service Fees Paid by Fund
                                                                                      Service Fees Paid    Service Fees Paid
                                                                                      by Administrator     by Administrator
Fund              Fiscal Year        Class A           Class B          Class C           to Firms        to Affiliated firms
----              -----------        -------           -------          -------           --------        -------------------

                      1995        $  361,000          19,000             2,000             386,000              69,000

                 1998
Growth                1997        $4,000,000       2,093,000            36,000           6,149,000              41,000
                      1996        $3,929,000       2,016,000            19,000           5,983,000             138,000
                      1995        $3,633,000       1,721,000             8,000           5,301,000             693,000
                 1998
Quantitative          1997        $    3,000               0             1,000               7,000                   0
                      1996**      $    1,000           1,000             1,000               1,000                   0
                      1995              N.A.            N.A.              N.A.                N.A.                N.A.
                 1998
Small Cap             1997        $1,376,000         632,000            21,000           2,027,000               7,000
                      1996        $1,315,000         580,000            12,000           1,918,000              34,000
                      1995        $1,141,000         442,000             4,000           1,579,000             334,000
                 1998
Technology            1997        $1,682,000         228,000            17,000           1,955,000                   0
                      1996        $1,460,000         138,000             7,000           1,607,000              15,000
                      1995        $1,187,000          56,000             2,000           1,269,000             116,000
                 1998
Total Return          1997        $4,683,000       2,813,000            36,000           7,603,000              22,000
                      1996        $4,252,000       2,772,000            20,000           7,049,000             194,000
                      1995        $4,047,000       2,710,000             9,000           6,685,000           1,010,000
                 1998
Value+Growth          1997*       $   71,000          73,000             4,000             169,000                   0
                      1996        $   22,000          25,000             2,000              57,000               2,000
                      1995***     $        0               0                 0               5,000                   0


+ For the period December 31, 1996 (commencement of operations) to September 30, 1997.

*    Amounts shown after expense waiver.

**   For the period February 15, 1996 to November 30, 1996.

***  For the period October 16, 1995 to November 30, 1995.

KDI also may provide some of the above services and may retain any portion of the fee under the administrative agreement not paid to firms to compensate itself for administrative functions performed for a Fund. Currently, the administrative services fee payable to KDI is based only upon Fund assets in accounts for which there is a firm listed on the Fund's records and it is intended that KDI will pay all the administrative services fee that it receives from a Fund to firms in the form of service fees. The effective administrative services fee rate to be charged against all assets of a Fund while this procedure is in effect will depend upon the proportion of Fund assets that is in accounts for which there is a firm of record. The Board of Trustees of a Fund, in its discretion, may approve basing the fee to KDI on all Fund assets in the future.


Certain trustees or officers of a Fund are also directors or officers of Scudder Kemper or KDI as indicated under "Officers and Trustees."

CUSTODIAN, TRANSFER AGENT AND SHAREHOLDER SERVICE AGENT. Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania Avenue, Kansas City, Missouri 64105, as custodian and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as sub-custodian, have custody of all securities and cash of each Fund maintained in the United States. The Chase Manhattan Bank, Chase MetroTech Center, Brooklyn, New York 11245, as custodian, has custody of all securities and cash of each Fund held outside of the United States. They attend to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by each Fund. IFTC is also each Fund's transfer agent and dividend-paying agent. Pursuant to a services agreement with IFTC, Kemper Service Company ("KSvC"), an affiliate of Scudder Kemper, serves as "Shareholder Service Agent" of each Fund and, as such, performs all of IFTC's duties as transfer agent and dividend paying agent. IFTC receives as transfer agent, and pays to KSvC, annual account fees of $6 per account plus account set up, transaction and maintenance charges, annual fees associated with the contingent deferred sales charge (Class B only) and out-of-pocket expense reimbursement. IFTC's fee is reduced by certain earnings credits in favor of the Fund. The following shows for each Fund's 1998 fiscal year the shareholder service fees IFTC remitted to KSvC.

Fund                         Fees IFTC Paid to KSvC
----                         ----------------------

Aggressive*                   To be updated
Blue Chip
Growth
Quantitative
Small Cap
Technology
Total Return
Value+Growth


INDEPENDENT AUDITORS AND REPORTS TO SHAREHOLDERS. The Funds' independent auditors, Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, audit and report on the Funds' annual financial statements, review certain regulatory reports and the Funds' federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Funds. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.


LEGAL COUNSEL. Vedder, Price, Kaufman & Kammholz, 222 North LaSalle Street, Chicago, Illinois 60601, serves as legal counsel to the Funds.

PURCHASE, REPURCHASE AND REDEMPTION OF SHARES

PURCHASE OF SHARES

Alternative Purchase Arrangements. Class A shares of each Fund are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares, are subject to a contingent deferred sales charge payable upon certain redemptions within the first year following purchase, and do not convert into another class. When placing purchase orders, investors must specify whether the order is for Class A, Class B or Class C shares.

The primary distinctions among the classes of each Fund's shares lie in their initial and contingent deferred sales charge structures and in their ongoing expenses, including asset-based sales charges in the form of Rule 12b-1 distribution fees. These differences are summarized in the table below. See, also, "Summary of Expenses." Each class has distinct advantages and disadvantages for different investors, and investors may choose the class that best suits their circumstances and objectives.

                                                                      Annual
                                                                    12b-1 Fees
                                                                    (as a % of
                                                                   average daily
                                Sales Charge                        net assets)             Other Information

Class A           Maximum initial sales charge of 5.75%                 None         Initial sales charge waived
                  of the public offering price                                       or reduced for certain
                                                                                     purchases

Class B           Maximum contingent deferred sales                    0.75%         Shares convert to Class A
                  charge of 4% of redemption proceeds;                               shares six years after
                  declines to zero after six years                                   issuance

Class C           Contingent deferred sales charge of 1%               0.75%         No conversion feature
                  of redemption proceeds for
                  redemptions made during first year
                  after purchase

The minimum initial investment for each Fund is $1,000 and the minimum subsequent investment is $100. The minimum initial investment for an Individual Retirement Account is $250 and the minimum subsequent investment is $50. Under an automatic investment plan, such as Bank Direct Deposit, Payroll Direct Deposit or Government Direct Deposit, the minimum initial and subsequent investment is $50. These minimum amounts may be changed at any time in management's discretion.

Share certificates will not be issued unless requested in writing and may not be available for certain types of account registrations. It is recommended that investors not request share certificates unless needed for a specific purpose. You cannot redeem shares by telephone or wire transfer or use the telephone exchange privilege if share certificates have been issued. A lost or destroyed certificate is difficult to replace and can be expensive to the shareholder (a bond worth 2% or more of the certificate value is normally required).

Initial Sales Charge Alternative--Class A Shares. The public offering price of Class A shares for purchasers choosing the initial sales charge alternative is the net asset value plus a sales charge, as set forth below.

                                                                           Sales Charge
                                                                                                  Allowed
                                                                                                to Dealers
                                                       As a                    As a                as a
                                                    Percentage              Percentage         Percentage of
                                                        of                    of Net             Offering
             Amount of Purchase                   Offering Price           Asset Value*            Price

Less than $50,000                                      5.75%                 6.10%               5.20%
$50,000 but less than $100,000                         4.50                  4.71                4.00
$100,000 but less than $250,000                        3.50                  3.63                3.00
$250,000 but less than $500,000                        2.60                  2.67                2.25
$500,000 but less than $1 million                      2.00                  2.04                1.75
$1 million and over                                     .00**                 .00**               ***

*    Rounded to the nearest one-hundredth percent.
** Redemption of shares may be subject to a contingent deferred sales charge as discussed below.
***  Commission is payable by KDI as discussed below.

Each Fund receives the entire net asset value of all its Class A shares sold. KDI, the Funds' principal underwriter, retains the sales charge on sales of Class A shares from which it allows discounts from the applicable public offering price to investment dealers, which discounts are uniform for all dealers in the United States and its territories. The normal discount allowed to dealers is set forth in the above table. Upon notice to all dealers with whom it has sales agreements, KDI may reallow up to the full applicable sales charge, as shown in the above table, during periods and for transactions specified in such notice and such reallowances may be based upon attainment of minimum sales levels. During periods when 90% or more of the sales charge is reallowed, such dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

Class A shares of a Fund may be purchased at net asset value to the extent that the amount invested represents the net proceeds from a redemption of shares of a mutual fund for which Scudder Kemper or an affiliate does not serve as investment manager ("non-Kemper Fund") provided that: (a) the investor has previously paid either an initial sales charge in connection with the purchase of the non-Kemper Fund shares redeemed or a contingent deferred sales charge in connection with the redemption of the non-Kemper Fund shares, and (b) the purchase of Fund shares is made within 90 days after the date of such redemption. To make such a purchase at net asset value, the investor or the investor's dealer must, at the time of purchase, submit a request that the purchase be processed at net asset value pursuant to this privilege. KDI may in its discretion compensate firms for sales of Class A shares under this privilege at a commission rate of 0.50% of the amount of Class A shares purchased. The redemption of the shares of the non-Kemper Fund is, for Federal income tax purposes, a sale upon which a gain or loss may be realized.

Class A shares of a Fund may be purchased at net asset value by: (a) any purchaser provided that the amount invested in such Fund or other Kemper Mutual Funds listed under "Special Features--Class A Shares--Combined Purchases" totals at least $1,000,000 including purchases of Class A shares pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features described under "Special Features"; or (b) a participant-directed qualified retirement plan described in Code Section 401(a), a participant-directed non-qualified deferred compensation plan described in Code Section 457 or a participant-directed qualified retirement plan described in Code Section 403(b)(7) which is not sponsored by a K-12 school district, provided in each case that such plan has not less than 200 eligible employees (the "Large Order NAV Purchase Privilege"). Redemption within two years of shares purchased under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Large Order NAV Purchase Privilege."

KDI may in its discretion compensate investment dealers or other financial services firms in connection with the sale of Class A shares of a Fund at net asset value in accordance with the Large Order NAV Purchase Privilege up to the following amounts: 1.00% of the net asset value of shares sold on amounts up to $5 million, 0.50% on the next $45 million and 0.25% on amounts over $50 million. The commission schedule will be reset on a calendar year basis for sales of shares pursuant to the Large Order NAV Purchase Privilege to employer sponsored employee benefit plans using the subaccount recordkeeping system made available through KSvC. For purposes of determining the appropriate commission percentage to be applied to a particular sale, KDI will consider the cumulative amount invested by the purchaser in a Fund and other Kemper Mutual Funds listed under "Special Features--Class A Shares--Combined Purchases," including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features referred to above. The privilege of purchasing Class A shares of a Fund at net asset value under the Large Order NAV Purchase Privilege is not available if another net asset value purchase privilege also applies.

Effective on February 1, 1996, Class A shares of a Fund or any other Kemper Mutual Fund listed under "Special Features--Class A Shares--Combined Purchases" may be purchased at net asset value in any amount by members of the plaintiff class in the proceeding known as Howard and Audrey Tabankin, et al. v. Kemper Short-Term Global Income Fund, et al., Case No. 93 C 5231 (N.D. IL). This privilege is generally non-transferrable and continues for the lifetime of individual class members and for a ten year period for non-individual class members. To make a purchase at net asset value under this privilege, the investor must, at the time of purchase, submit a written request that the purchase be processed at net asset value pursuant to this privilege specifically identifying the purchaser as a member of the "Tabankin Class." Shares purchased under this privilege will be maintained in a separate account that includes only shares purchased under this privilege. For more details concerning this privilege, class members should refer to the Notice of (1) Proposed Settlement with Defendants; and (2) Hearing to Determine Fairness of Proposed Settlement, dated August 31, 1995, issued in connection with the aforementioned court proceeding. For sales of Fund shares at net asset value pursuant to this privilege, KDI may in its discretion pay investment dealers and other financial services firms a concession, payable quarterly, at an annual rate of up to 0.25% of net assets attributable to such shares maintained and serviced by the firm. A firm becomes eligible for the concession based upon assets in accounts attributable to shares purchased under this privilege in the month after the month of purchase and the concession continues until terminated by KDI. The privilege of purchasing Class A shares of a Fund at net asset value under this privilege is not available if another net asset value purchase privilege also applies.

Class A shares of a Fund may be purchased at net asset value by persons who purchase such shares through bank trust departments that process such trades through an automated, integrated mutual fund clearing program provided by a third party clearing firm.

Class A shares of a Fund may be purchased at net asset value in any amount by certain professionals who assist in the promotion of Kemper Funds pursuant to personal services contracts with KDI, for themselves or members of their families. KDI in its discretion may compensate financial services firms for sales of Class A shares under this privilege at a commission rate of 0.50% of the amount of Class A shares purchased.

Class A shares of a Fund may be purchased at net asset value by persons who purchase shares of the Fund through KDI as part of an automated billing and wage deduction program administered by RewardsPlus of America for the benefit of employees of participating employer groups.

Class A shares may be sold at net asset value in any amount to: (a) officers, trustees, directors, employees (including retirees) and sales representatives of a Fund, its investment manager, its principal underwriter or certain affiliated companies, for themselves or members of their families; (b) registered representatives and employees of broker-dealers having selling group agreements with KDI and officers, directors and employees of service agents of the Funds, for themselves or their spouses or dependent children; (c) shareholders who owned shares of Kemper Value Fund, Inc. ("KVF") on September 8, 1995, and have continuously owned shares of KVF (or a Kemper Fund acquired by exchange of KVF shares) since that date, for themselves or members of their families; and (d) any trust, pension, profit-sharing or other benefit plan for only such persons. Class A shares may be sold at net asset value in any amount to selected employees (including their spouses and dependent children) of banks and other financial services firms that provide administrative services related to order placement and payment to facilitate transactions in shares of the Funds for their clients pursuant to an agreement with KDI or one of its affiliates. Only those employees of such banks and other firms who as part of their usual duties provide services related to transactions in Fund shares may purchase Fund Class A shares at net asset value hereunder. Class A shares may be sold at net asset value in any amount to unit investment trusts sponsored by Ranson & Associates, Inc. In addition, unitholders of unit investment trusts sponsored by Ranson & Associates, Inc. or its predecessors may purchase a Fund's Class A shares at net asset value through reinvestment programs described in the prospectuses of such trusts that have such programs. Class A shares of a Fund may be sold at net asset value through certain investment Advisors registered under the Investment Advisors Act of 1940 and other financial services firms that adhere to certain standards established by KDI, including a requirement that such shares be sold for the benefit of their clients participating in an investment advisory program under which such clients pay a fee to the investment Advisor or other firm for portfolio management and other services. Such shares are sold for investment purposes and on the condition that they will not be resold except through redemption or repurchase by the Funds. The Funds may also issue Class A shares at net asset value in connection with the acquisition of the assets of or merger or consolidation with another investment company, or to shareholders in connection with the investment or reinvestment of income and capital gain dividends.

The sales charge scale is applicable to purchases made at one time by any "purchaser" which includes: an individual; or an individual, his or her spouse and children under the age of 21; or a trustee or other fiduciary of a single trust estate or single fiduciary account; or an organization exempt from federal income tax under Section 501(c)(3) or (13) of the Code; or a pension, profit-sharing or other employee benefit plan whether or not qualified under
Section 401 of the Code; or other organized group of persons whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount. In order to qualify for a lower sales charge, all orders from an organized group will have to be placed through a single investment dealer or other firm and identified as originating from a qualifying purchaser.

Deferred Sales Charge Alternative--Class B Shares. Investors choosing the deferred sales charge alternative may purchase Class B shares at net asset value per share without any sales charge at the time of purchase. Since Class B shares are being sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class B shares for his or her account. A contingent deferred sales charge may be imposed upon redemption of Class B shares. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class B Shares."

KDI compensates firms for sales of Class B shares at the time of sale at a commission rate of up to 3.75% of the amount of Class B shares purchased. KDI is compensated by each Fund for services as distributor and principal underwriter for Class B shares. See "Investment Manager and Underwriter."

Class B shares of a Fund will automatically convert to Class A shares of the same Fund six years after issuance on the basis of the relative net asset value per share. Class B shareholders of the Funds who originally acquired their shares as Initial Shares of Kemper Portfolios, formerly known as Kemper Investment Portfolios ("KIP"), hold them subject to the same conversion period schedule as that of their KIP Portfolio. Class B shares representing Initial Shares of a former KIP Portfolio will automatically convert to Class A shares of the applicable Fund six years after issuance of the Initial Shares for shares issued on or after February 1, 1991 and seven years after issuance of the Initial Shares for shares issued before February 1, 1991. The purpose of the conversion feature is to relieve holders of Class B shares from the distribution services fee when they have been outstanding long enough for KDI to have been compensated for distribution related expenses. For purposes of conversion to Class A shares, shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder's Fund account will be converted to Class A shares on a pro rata basis.

Purchase of Class C Shares. The public offering price of the Class C shares of a Fund is the next determined net asset value. No initial sales charge is imposed. Since Class C shares are sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class C shares for his or her account. A contingent deferred sales charge may be imposed upon the redemption of Class C shares if they are redeemed within one year of purchase. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class C Shares." KDI currently advances to firms the first year distribution fee at a rate of 0.75% of the purchase price of such shares. For periods after the first year, KDI currently intends to pay firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of 0.75% of net assets attributable to Class C shares maintained and serviced by the firm. KDI is compensated by each Fund for services as distributor and principal underwriter for Class C shares. See "Investment Manager and Underwriter."

General. Banks and other financial services firms may provide administrative services related to order placement and payment to facilitate transactions in shares of a Fund for their clients, and KDI may pay them a transaction fee up to the level of the discount or commission allowable or payable to dealers, as described above. Banks are currently prohibited under the Glass-Steagall Act from providing certain underwriting or distribution services. Banks or other financial services firms may be subject to various state laws regarding the services described above and may be required to register as dealers pursuant to state law. If banking firms were prohibited from acting in any capacity or providing any of the described services, management would consider what action, if any, would be appropriate. KDI does not believe that termination of a relationship with a bank would result in any material adverse consequences to a Fund.

KDI may, from time to time, pay or allow to firms a 1% commission on the amount of shares of the Fund sold under the following conditions: (i) the purchased shares are held in a Kemper IRA account, (ii) the shares are purchased as a direct "roll over" of a distribution from a qualified retirement plan account maintained on a participant subaccount record keeping system provided by KSvC,
(iii) the registered representative placing the trade is a member of ProStar, a group of persons designated by KDI in acknowledgment of their dedication to the employee benefit plan area; and (iv) the purchase is not otherwise subject to a commission.

In addition to the discounts or commissions described above, KDI will, from time to time, pay or allow additional discounts, commissions or promotional incentives, in the form of cash or other compensation, to firms that sell shares of the Funds. Non cash compensation includes luxury merchandise and trips to luxury resorts. In some instances, such discounts, commissions or other incentives will be offered only to certain firms that sell or are expected to sell during specified time periods certain minimum amounts of shares of the Funds, or other funds underwritten by KDI.

Orders for the purchase of shares of a Fund will be confirmed at a price based on the net asset value of that Fund next determined after receipt by KDI of the order accompanied by payment. However, orders received by dealers or other financial services firms prior to the determination of net asset value (see "Net Asset Value") and received by KDI prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day ("trade date"). The Funds reserve the right to determine the net asset value more frequently than once a day if deemed desirable. Dealers and other financial services firms are obligated to transmit orders promptly. Collection may take significantly longer for a check drawn on a foreign bank than for a check drawn on a domestic bank. Therefore, if an order is accompanied by a check drawn on a foreign bank, funds must normally be collected before shares will be purchased.

Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem the Funds' shares. Some may establish higher minimum investment requirements than set forth above. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the clients' return. Firms also may hold the Funds' shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Funds' transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Funds through the Shareholder Service Agent for recordkeeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of KDI, may receive compensation from the Funds through the Shareholder Service Agent for these services. This statement of additional information should be read in connection with such firms' material regarding their fees and services.

The Funds reserve the right to withdraw all or any part of the offering made by this statement of additional information and to reject purchase orders. Also, from time to time, each Fund may temporarily suspend the offering of any class of its shares to new investors. During the period of such suspension, persons who are already shareholders of such class of such Fund normally are permitted to continue to purchase additional shares of such class and to have dividends reinvested.

Shareholders should direct their inquiries to KSvC, 811 Main Street, Kansas City, Missouri 64105-2005 or to the firm from which they received this statement of additional information.

As described herein, shares of a Fund are sold at their public offering price, which is the net asset value per share of the Fund next determined after an order is received in proper form plus, with respect to Class A shares, an initial sales charge. The minimum initial investment is $1,000 and the minimum subsequent investment is $100 but such minimum amounts may be changed at any time. An order for the purchase of shares that is accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until the Fund determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance. The amount received by a shareholder upon redemption or repurchase may be more or less than the amount paid for such shares depending on the market value of the Fund's portfolio securities at the time.

Upon receipt by the Shareholder Service Agent of a request for redemption, shares of a Fund will be redeemed by the Fund at the applicable net asset value per share of such Fund as described herein.

Scheduled variations in or the elimination of the initial sales charge for purchases of Class A shares or the contingent deferred sales charge for redemptions of Class B or Class C shares, by certain classes of persons or through certain types of transactions, are provided because of anticipated economies in sales and sales related efforts.

A Fund may suspend the right of redemption or delay payment more than seven days
(a) during any period when the New York Stock Exchange (the "Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of a Fund's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of a Fund's shareholders.

The conversion of Class B shares to Class A shares may be subject to the continuing availability of an opinion of counsel, ruling by the Internal Revenue Service or other assurance acceptable to each Fund to the effect that (a) the assessment of the distribution services fee with respect to Class B shares and not Class A shares does not result in the Fund's dividends constituting "preferential dividends" under the Internal Revenue Code, and (b) that the conversion of Class B shares to Class A shares does not constitute a taxable event under the Internal Revenue Code. The conversion of Class B shares to Class A shares may be suspended if such assurance is not available. In that event, no further conversions of Class B shares would occur, and shares might continue to be subject to the distribution services fee for an indefinite period that may extend beyond the proposed conversion date as described herein.

The Funds have authorized certain members of the National Association of Securities Dealers, Inc. ("NASD"), other than Kemper Distributors, Inc. ("KDI") to accept purchase and redemption orders for the Fund's shares. Those brokers may also designate other parties to accept purchase and redemption orders on the Fund's behalf. Orders for purchase or redemption will be deemed to have been received by the Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between the Fund and the broker, ordinarily orders will be priced as the Fund's net asset value next computed after acceptance by such brokers or their authorized designees. Further, if purchases or redemptions of the Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Trustees or Directors as the case may be ("Board") of the Fund and KDI each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Board and KDI may suspend or terminate the offering of shares of the Fund at any time for any reason.

REDEMPTION OR REPURCHASE OF SHARES

General. Any shareholder may require a Fund to redeem his or her shares. When shares are held for the account of a shareholder by the Funds' transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to Kemper Mutual Funds, Attention: Redemption Department, P.O. Box 419557, Kansas City, Missouri 64141-6557. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

The redemption price for shares of a Fund will be the net asset value per share of that Fund next determined following receipt by the Shareholder Service Agent of a properly executed request with any required documents as described above. Payment for shares redeemed will be made in cash as promptly as practicable but in no event later than seven days after receipt of a properly executed request accompanied by any outstanding share certificates in proper form for transfer. When a Fund is asked to redeem shares for which it may not have yet received good payment (i.e., purchases by check, Express-Transfer or Bank Direct Deposit), it may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by a Fund of the purchase amount. The redemption within two years of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge (see "Purchase of Shares--Initial Sales Charge Alternative--Class A Shares"), the redemption of Class B shares within six years may be subject to a contingent deferred sales charge (see "Contingent Deferred Sales Charge--Class B Shares" below), and the redemption of Class C shares within the first year following purchase may be subject to a contingent deferred sales charge (see "Contingent Deferred Sales Charge--Class C Shares" below).

Because of the high cost of maintaining small accounts, effective January 1998, the Funds may assess a quarterly fee of $9 on an account with a balance below $1,000 for the quarter. The fee will not apply to accounts enrolled in an automatic investment program, Individual Retirement Accounts or employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent.

Shareholders can request the following telephone privileges: expedited wire transfer redemptions and EXPRESS-Transfer transactions (see "Special Features") and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. A Fund or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges unless the Fund or its agents reasonably believe, based upon reasonable verification procedures, that the telephonic instructions are genuine. The shareholder will bear the risk of loss, including loss resulting from fraudulent or unauthorized transactions, so long as reasonable verification procedures are followed. Verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.

Telephone Redemptions. If the proceeds of the redemption (prior to the imposition of any contingent deferred sales charge) are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor and guardian account holders (excluding custodial accounts for gifts and transfers to minors), provided the trustee, executor or guardian is named in the account registration. Other institutional account holders and guardian account holders of custodial accounts for gifts and transfers to minors may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described under "General" above, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Telephone requests may be made by calling 1-800-621-1048. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 30 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. The Funds reserve the right to terminate or modify this privilege at any time.

Repurchases (Confirmed Redemptions). A request for repurchase may be communicated by a shareholder through a securities dealer or other financial services firm to KDI, which each Fund has authorized to act as its agent. There is no charge by KDI with respect to repurchases; however, dealers or other firms may charge customary commissions for their services. Dealers and other financial services firms are obligated to transmit orders promptly. The repurchase price will be the net asset value of the Fund next determined after receipt of a request by KDI. However, requests for repurchases received by dealers or other firms prior to the determination of net asset value (see "Net Asset Value") and received by KDI prior to the close of KDI's business day will be confirmed at the net asset value effective on that day. The offer to repurchase may be suspended at any time. Requirements as to stock powers, certificates, payments and delay of payments are the same as for redemptions.

Expedited Wire Transfer Redemptions. If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares of a Fund can be redeemed and proceeds sent by federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to the determination of net asset value will result in shares being redeemed that day at the net asset value of the Fund effective on that day and normally the proceeds will be sent to the designated account the following business day. Delivery of the proceeds of a wire redemption of $250,000 or more may be delayed by the Fund for up to seven days if Scudder Kemper deems it appropriate under then current market conditions. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-621-1048 or in writing, subject to the limitations on liability described under "General" above. The Funds are not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The Funds currently do not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum (including any contingent deferred sales charge). To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above or contact the firm through which shares of the Fund were purchased. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed by wire transfer until such shares have been owned for at least 10 days. Account holders may not use this privilege to redeem shares held in certificated form. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the expedited wire transfer redemption privilege. The Funds reserve the right to terminate or modify this privilege at any time.

Contingent Deferred Sales Charge--Large Order NAV Purchase Privilege. A contingent deferred sales charge may be imposed upon redemption of Class A shares that are purchased under the Large Order NAV Purchase Privilege as follows: 1% if they are redeemed within one year of purchase and 0.50% if they are redeemed during the second year after purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed excluding amounts not subject to the charge. The contingent deferred sales charge will be waived in the event of: (a) redemptions by a participant-directed qualified retirement plan described in Code Section 401(a), a participant-directed non-qualified deferred compensation plan described in Code Section 457 or a participant-directed qualified retirement plan described in Code Section 403(b)(7) which is not sponsored by a K-12 school district; (b) redemptions by employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent; (c) redemption of shares of a shareholder (including a registered joint owner) who has died; (d) redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration); (e) redemptions under a Fund's Systematic Withdrawal Plan at a maximum of 10% per year of the net asset value of the account; and (f) redemptions of shares whose dealer of record at the time of the investment notifies KDI that the dealer waives the discretionary commission applicable to such Large Order NAV Purchase.

Contingent Deferred Sales Charge--Class B Shares. A contingent deferred sales charge may be imposed upon redemption of Class B shares. There is no such charge upon redemption of any share appreciation or reinvested dividends on Class B shares. The charge is computed at the following rates applied to the value of the shares redeemed excluding amounts not subject to the charge.

                  Contingent
                  Deferred
                  Sales
Year of Redemption After Purchase   Charge

First             4%
Second   3%
Third             3%
Fourth   2%
Fifth             2%
Sixth             1%

Class B shareholders who originally acquired their shares as Initial Shares of Kemper Portfolios, formerly known as Kemper Investment Portfolios, hold them subject to the same CDSC schedule that applied when those shares were purchased, as follows:

                                   Contingent Deferred Sales Charge
                                                        Shares Purchased
 Year of                                                  on or after
Redemption                Shares Purchased              February 1, 1991
  After                      on or after                   and Before
Purchase                    March 1, 1998                March 31, 1993
--------                    -------------                --------------

First                             4%                            3%
Second                            3%                            3%
Third                             3%                            2%
Fourth                            2%                            2%
Fifth                             2%                            1%
Sixth                             1%                            1%

The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to a systematic withdrawal plan (see "Special Features--Systematic Withdrawal Plan" below), (d) for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code Section 72(t)(2)(A)(iv) prior to age 59 1/2 and (e) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Kemper IRA accounts). The contingent deferred sales charge will also be waived in connection with the following redemptions of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Shareholder Service
Agent: (a) redemptions to satisfy participant loan advances (note that loan repayments constitute new purchases for purposes of the contingent deferred sales charge and the conversion privilege), (b) redemptions in connection with retirement distributions (limited at any one time to 10% of the total value of plan assets invested in a Fund), (c) redemptions in connection with distributions qualifying under the hardship provisions of the Internal Revenue Code and (d) redemptions representing returns of excess contributions to such plans.

Contingent Deferred Sales Charge--Class C Shares. A contingent deferred sales charge of 1% may be imposed upon redemption of Class C shares if they are redeemed within one year of purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed excluding amounts not subject to the charge. The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to a systematic withdrawal plan (limited to 10% of the net asset value of the account during the first year, see "Special Features--Systematic Withdrawal Plan"), (d) for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code Section 72(t)(2)(A)(iv) prior to age 59 1/2, (e) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Kemper IRA accounts), (f) for any participant-directed redemption of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Shareholder Service Agent and (g) redemption of shares by an employer sponsored employee benefit plan that offers funds in addition to Kemper Funds and whose dealer of record has waived the advance of the first year administrative service and distribution fees applicable to such shares and agrees to receive such fees quarterly.

Contingent Deferred Sales Charge--General. The following example will illustrate the operation of the contingent deferred sales charge. Assume that an investor makes a single purchase of $10,000 of a Fund's Class B shares and that 16 months later the value of the shares has grown by $1,000 through reinvested dividends and by an additional $1,000 of share appreciation to a total of $12,000. If the investor were then to redeem the entire $12,000 in share value, the contingent deferred sales charge would be payable only with respect to $10,000 because neither the $1,000 of reinvested dividends nor the $1,000 of share appreciation is subject to the charge. The charge would be at the rate of 3% ($300) because it was in the second year after the purchase was made.

The rate of the contingent deferred sales charge is determined by the length of the period of ownership. Investments are tracked on a monthly basis. The period of ownership for this purpose begins the first day of the month in which the order for the investment is received. For example, an investment made in December, 1996 will be eligible for the second year's charge if redeemed on or after December 1, 1997. In the event no specific order is requested when redeeming shares subject to a contingent deferred sales charge, the redemption will be made first from shares representing reinvested dividends and then from the earliest purchase of shares. KDI receives any contingent deferred sales charge directly.

Reinvestment Privilege. A shareholder who has redeemed Class A shares of a Fund or any other Kemper Mutual Fund listed under "Special Features--Class A Shares--Combined Purchases" (other than shares of the Kemper Cash Reserves Fund purchased directly at net asset value) may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment in Class A shares of a Fund or of the other listed Kemper Mutual Funds. A shareholder of a Fund or other Kemper Mutual Fund who redeems Class A shares purchased under the Large Order NAV Purchase Privilege (see "Purchase of Shares--Initial Sales Charge Alternative--Class A Shares") or Class B shares or Class C shares and incurs a contingent deferred sales charge may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment, in Class A shares, Class B shares or Class C shares, as the case may be, of a Fund or of other Kemper Mutual Funds. The amount of any contingent deferred sales charge also will be reinvested. These reinvested shares will retain their original cost and purchase date for purposes of the contingent deferred sales charge. Also, a holder of Class B shares who has redeemed shares may reinvest up to the full amount redeemed, less any applicable contingent deferred sales charge that may have been imposed upon the redemption of such shares, at net asset value in Class A shares of a Fund or of the other Kemper Mutual Funds listed under "Special Features--Class A Shares--Combined Purchases." Purchases through the reinvestment privilege are subject to the minimum investment requirements applicable to the shares being purchased and may only be made for Kemper Mutual Funds available for sale in the shareholder's state of residence as listed under "Special Features--Exchange Privilege." The reinvestment privilege can be used only once as to any specific shares and reinvestment must be effected within six months of the redemption. If a loss is realized on the redemption of shares of a Fund, the reinvestment in shares of a Fund may be subject to the "wash sale" rules if made within 30 days of the redemption, resulting in a postponement of the recognition of such loss for federal income tax purposes. The reinvestment privilege may be terminated or modified at any time.

SPECIAL FEATURES

Class A Shares--Combined Purchases. Each Fund's Class A shares (or the equivalent) may be purchased at the rate applicable to the discount bracket attained by combining concurrent investments in Class A shares of any of the following funds: Kemper Technology Fund, Kemper Total Return Fund, Kemper Growth Fund, Kemper Small Capitalization Equity Fund, Kemper Income and Capital Preservation Fund, Kemper Municipal Bond Fund, Kemper Diversified Income Fund, Kemper High Yield Series, Kemper U.S. Government Securities Fund, Kemper International Fund, Kemper State Tax-Free Income Series, Kemper Adjustable Rate U.S. Government Fund, Kemper Blue Chip Fund, Kemper Global Income Fund, Kemper Target Equity Fund (series are subject to a limited offering period), Kemper Intermediate Municipal Bond Fund, Kemper Cash Reserves Fund, Kemper U.S. Mortgage Fund, Kemper Short-Intermediate Government Fund, Kemper Value+Growth Fund, Kemper Value Fund, Inc., Kemper Quantitative Equity Fund, Kemper Horizon Fund, Kemper Europe Fund, Kemper Asian Growth Fund, Kemper Aggressive Growth Fund and Kemper Global/International Series, Inc. ("Kemper Mutual Funds"). Except as noted below, there is no combined purchase credit for direct purchases of shares of Zurich Money Funds, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund or Investors Cash Trust ("Money Market Funds"), which are not considered "Kemper Mutual Funds" for purposes hereof. For purposes of the Combined Purchases feature described above as well as for the Letter of Intent and Cumulative Discount features described below, employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent may include: (a) Money Market Funds as "Kemper Mutual Funds", (b) all classes of shares of any Kemper Mutual Fund and (c) the value of any other plan investment, such as guaranteed investment contracts and employer stock, maintained on such subaccount record keeping system.

Class A Shares--Letter of Intent. The same reduced sales charges for Class A shares, as shown in the applicable prospectus or statement of additional information, also apply to the aggregate amount of purchases of such Kemper Mutual Funds listed above made by any purchaser within a 24-month period under a written Letter of Intent ("Letter") provided by KDI. The Letter, which imposes no obligation to purchase or sell additional Class A shares, provides for a price adjustment depending upon the actual amount purchased within such period. The Letter provides that the first purchase following execution of the Letter must be at least 5% of the amount of the intended purchase, and that 5% of the amount of the intended purchase normally will be held in escrow in the form of shares pending completion of the intended purchase. If the total investments under the Letter are less than the intended amount and thereby qualify only for a higher sales charge than actually paid, the appropriate number of escrowed shares are redeemed and the proceeds used toward satisfaction of the obligation to pay the increased sales charge. The Letter for an employer sponsored employee benefit plan maintained on the subaccount record keeping system available through the Shareholder Service Agent may have special provisions regarding payment of any increased sales charge resulting from a failure to complete the intended purchase under the Letter. A shareholder may include the value (at the maximum offering price) of all shares of such Kemper Mutual Funds held of record as of the initial purchase date under the Letter as an "accumulation credit" toward the completion of the Letter, but no price adjustment will be made on such shares. Only investments in Class A shares are included in this privilege.

Class A Shares--Cumulative Discount. Class A shares of a Fund may also be purchased at the rate applicable to the discount bracket attained by adding to the cost of shares of a Fund being purchased, the value of all Class A shares of the above mentioned Kemper Mutual Funds (computed at the maximum offering price at the time of the purchase for which the discount is applicable) already owned by the investor.

Class A Shares--Availability of Quantity Discounts. An investor or the investor's dealer or other financial services firm must notify the Shareholder Service Agent or KDI whenever a quantity discount or reduced sales charge is applicable to a purchase. Upon such notification, the investor will receive the lowest applicable sales charge. Quantity discounts described above may be modified or terminated at any time.

Exchange Privilege. Shareholders of Class A, Class B and Class C shares may exchange their shares for shares of the corresponding class of other Kemper Mutual Funds in accordance with the provisions below.

Class A Shares. Class A shares of the Kemper Mutual Funds and shares of the Money Market Funds listed under "Special Features--Class A Shares--Combined Purchases" above may be exchanged for each other at their relative net asset values. Shares of Money Market Funds and the Kemper Cash Reserves Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. Series of Kemper Target Equity Fund are available on exchange only during the Offering Period for such series as described in the applicable prospectus or statement of additional information. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with KDI.

Class A shares of a Fund purchased under the Large Order NAV Purchase Privilege may be exchanged for Class A shares of another Kemper Mutual Fund or a Money Market Fund under the exchange privilege described above without paying any contingent deferred sales charge at the time of exchange. If the Class A shares received on exchange are redeemed thereafter, a contingent deferred sales charge may be imposed in accordance with the foregoing requirements provided that the shares redeemed will retain their original cost and purchase date for purposes of the contingent deferred sales charge.

Class B Shares. Class B shares of a Fund and Class B shares of any other Kemper Mutual Fund listed under "Special Features--Class A Shares--Combined Purchases" may be exchanged for each other at their relative net asset values. Class B shares may be exchanged without a contingent deferred sales charge being imposed at the time of exchange. For purposes of the contingent deferred sales charge that may be imposed upon the redemption of the Class B shares received on exchange, amounts exchanged retain their original cost and purchase date.

Class C Shares. Class C shares of a Fund and Class C shares of any other Kemper Mutual Fund listed under "Special Features--Class A Shares--Combined Purchases" may be exchanged for each other at their relative net asset values. Class C shares may be exchanged without a contingent deferred sales charge being imposed at the time of exchange. For determining whether there is a contingent deferred sales charge that may be imposed upon the redemption of the Class C shares received by exchange, they retain the cost and purchase date of the shares that were originally purchased and exchanged.

General. Shares of a Kemper Mutual Fund with a value in excess of $1,000,000 (except Kemper Cash Reserves Fund) acquired by exchange from another Kemper Mutual Fund, or from a Money Market Fund, may not be exchanged thereafter until they have been owned for 15 days (the "15-Day Hold Policy"). For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, discretion or advice, including without limitation accounts administered by a financial services firm offering market timing, asset allocation or similar services. The total value of shares being exchanged must at least equal the minimum investment requirement of the Kemper Fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, dealers or other firms may charge for their services in effecting exchange transactions.

Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis of such shares. Shareholders interested in exercising the exchange privilege may obtain prospectuses of the other funds from dealers, other firms or KDI. Exchanges may be accomplished by a written request to KSvC, Attention: Exchange Department, P.O. Box 419557, Kansas City, Missouri 64141-6557, or by telephone if the shareholder has given authorization. Once the authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-621-1048, subject to the limitations on liability under "Redemption or Repurchase of Shares--General." Any share certificates must be deposited prior to any exchange of such shares. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Exchanges may only be made for funds that are available for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and the portfolios of Investors Municipal Cash Fund are available for sale only in certain states.

Systematic Exchange Privilege. The owner of $1,000 or more of any class of the shares of a Kemper Mutual Fund or Money Market Fund may authorize the automatic exchange of a specified amount ($100 minimum) of such shares for shares of the same class of another such Kemper Fund. If selected, exchanges will be made automatically until the privilege is terminated by the shareholder or the Kemper Fund. Exchanges are subject to the terms and conditions described above under "Exchange Privilege," except that the $1,000 minimum investment requirement for the Kemper Fund acquired on exchange is not applicable. This privilege may not be used for the exchange of shares held in certificated form.

EXPRESS-Transfer. EXPRESS-Transfer permits the transfer of money via the Automated Clearing House System (minimum $100 and maximum $50,000) from a shareholder's bank, savings and loan, or credit union account to purchase shares in a Fund. Shareholders can also redeem shares (minimum $100 and maximum $50,000) from their Fund account and transfer the proceeds to their bank, savings and loan, or credit union checking account. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed under this privilege until such shares have been owned for at least 10 days. By enrolling in EXPRESS-Transfer, the shareholder authorizes the Shareholder Service Agent to rely upon telephone instructions from any person to transfer the specified amounts between the shareholder's Fund account and the predesignated bank, savings and loan or credit union account, subject to the limitations on liability under "Redemption or Repurchase of Shares--General." Once enrolled in EXPRESS-Transfer, a shareholder can initiate a transaction by calling Kemper Shareholder Services toll free at 1-800-621-1048 Monday through Friday, 8:00 a.m. to 3:00 p.m. Chicago time. Shareholders may terminate this privilege by sending written notice to KSvC, P.O. Box 419415, Kansas City, Missouri 64141-6415. Termination will become effective as soon as the Shareholder Service Agent has had a reasonable time to act upon the request. EXPRESS-Transfer cannot be used with passbook savings accounts or for tax-deferred plans such as Individual Retirement Accounts ("IRAs").

Bank Direct Deposit. A shareholder may purchase additional shares of a Fund through an automatic investment program. With the Bank Direct Deposit Purchase Plan, investments are made automatically (maximum $50,000) from the shareholder's account at a bank, savings and loan or credit union into the shareholder's Fund account. By enrolling in Bank Direct Deposit, the shareholder authorizes the Fund and its agents to either draw checks or initiate Automated Clearing House debits against the designated account at a bank or other financial institution. This privilege may be selected by completing the appropriate section on the Account Application or by contacting the Shareholder Service Agent for appropriate forms. A shareholder may terminate his or her Plan by sending written notice to KSvC, P.O. Box 419415, Kansas City, Missouri 64141-6415. Termination by a shareholder will become effective within thirty days after the Shareholder Service Agent has received the request. A Fund may immediately terminate a shareholder's Plan in the event that any item is unpaid by the shareholder's financial institution. The Funds may terminate or modify this privilege at any time.

Payroll Direct Deposit and Government Direct Deposit. A shareholder may invest in a Fund through Payroll Direct Deposit or Government Direct Deposit. Under these programs, all or a portion of a shareholder's net pay or government check is automatically invested in a Fund account each payment period. A shareholder may terminate participation in these programs by giving written notice to the shareholder's employer or government agency, as appropriate. (A reasonable time to act is required.) A Fund is not responsible for the efficiency of the employer or government agency making the payment or any financial institutions transmitting payments.

Systematic Withdrawal Plan. The owner of $5,000 or more of a class of a Fund's shares at the offering price (net asset value plus, in the case of Class A shares, the initial sales charge) may provide for the payment from the owner's account of any requested dollar amount to be paid to the owner or a designated payee monthly, quarterly, semiannually or annually. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. The minimum periodic payment is $100. The maximum annual rate at which Class B shares may be redeemed (and Class A shares purchased under the Large Order NAV Purchase Privilege and Class C shares in their first year following the purchase) under a systematic withdrawal plan is 10% of the net asset value of the account. Shares are redeemed so that the payee will receive payment approximately the first of the month. Any income and capital gain dividends will be automatically reinvested at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested and fluctuations in the net asset value of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account.

The purchase of Class A shares while participating in a systematic withdrawal plan will ordinarily be disadvantageous to the investor because the investor will be paying a sales charge on the purchase of shares at the same time that the investor is redeeming shares upon which a sales charge may have already been paid. Therefore, a Fund will not knowingly permit additional investments of less than $2,000 if the investor is at the same time making systematic withdrawals. KDI will waive the contingent deferred sales charge on redemptions of Class A shares purchased under the Large Order NAV Purchase Privilege, Class B shares and Class C shares made pursuant to a systematic withdrawal plan. The right is reserved to amend the systematic withdrawal plan on 30 days' notice. The plan may be terminated at any time by the investor or the Funds.

Tax-Sheltered Retirement Plans. The Shareholder Service Agent provides retirement plan services and documents and KDI can establish investor accounts in any of the following types of retirement plans:

o Individual Retirement Accounts ("IRAs") with IFTC as custodian. This includes Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE"), IRA accounts and Simplified Employee Pension Plan ("SEP") IRA accounts and prototype documents.

o 403(b)(7) Custodial Accounts also with IFTC as custodian. This type of plan is available to employees of most non-profit organizations.

o Prototype money purchase pension and profit-sharing plans may be adopted by employers. The maximum annual contribution per participant is the lesser of 25% of compensation or $30,000.

Brochures describing the above plans as well as model defined benefit plans, target benefit plans, 457 plans, 401(k) plans, SIMPLE 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. The brochures for plans with IFTC as custodian describe the current fees payable to IFTC for its services as custodian. Investors should consult with their own tax Advisors before establishing a retirement plan.


DIVIDENDS AND TAXES

Dividends. Each Fund normally distributes dividends of net investment income as follows: annually for the Aggressive Growth, Quantitative, Small Cap, Technology and Value+Growth Funds; semi-annually for the Blue Chip Fund; and quarterly for the Total Return Fund. Each Fund distributes any net realized short-term and long-term capital gains at least annually. The quarterly distribution to shareholders of the Total Return Fund may include short-term capital gains.


Dividends paid by a Fund as to each class of its shares will be calculated in the same manner, at the same time and on the same day. The level of income dividends per share (as a percentage of net asset value) will be lower for Class B and Class C shares than for Class A shares primarily as a result of the distribution services fee applicable to Class B and Class C shares. Distributions of capital gains, if any, will be paid in the same amount for each class.


A Fund may at any time vary its foregoing dividend practices and, therefore, reserves the right from time to time to either distribute or retain for reinvestment such of its net investment income and its net short-term and long-term capital gains as the Board of Trustees of the Fund determines appropriate under the then current circumstances. In particular, and without limiting the foregoing, a Fund may make additional distributions of net investment income or capital gain net income in order to satisfy the minimum distribution requirements contained in the Internal Revenue Code (the "Code"). Dividends will be reinvested in shares of the Fund paying such dividends unless shareholders indicate in writing that they wish to receive them in cash or in shares of other Kemper Funds as described herein.


The level of income dividends per share (as a percentage of net asset value) will be lower for Class B and Class C shares than for Class A shares primarily as a result of the distribution services fee applicable to Class B and Class C shares. Distributions of capital gains, if any, will be paid in the same amount for each class.


Income and capital gain dividends, if any, of a Fund will be credited to shareholder accounts in full and fractional shares of the same class of that Fund at net asset value on the reinvestment date, except that, upon written request to the Shareholder Service Agent, a shareholder may select one of the following options:

(1) To receive income and short-term capital gain dividends in cash and long-term capital gain dividends in shares of the same class at net asset value; or

(2) To receive income and capital gain dividends in cash.

Any dividends of a Fund that are reinvested normally will be reinvested in shares of the same class of that same Fund. However, upon written request to the Shareholder Service Agent, a shareholder may elect to have dividends of a Fund invested in shares of the same class of another Kemper Fund at the net asset value of such class of such other fund. See "Special Features--Class A Shares--Combined Purchases" for a list of such other Kemper Funds. To use this privilege of investing dividends of a Fund in shares of another Kemper Fund, shareholders must maintain a minimum account value of $1,000 in the Fund distributing the dividends. The Funds will reinvest dividend checks (and future dividends) in shares of that same Fund and class if checks are returned as undeliverable. Dividends and other distributions of a Fund in the aggregate amount of $10 or less are automatically reinvested in shares of the Fund unless the shareholder requests that such policy not be applied to the shareholder's account.

Taxes. Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Code and, if so qualified, will not be liable for federal income taxes to the extent its earnings are distributed. Such qualification does not involve governmental supervision or management of investment practices or policy.

A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.

Dividends derived from net investment income and net short-term capital gains are taxable to shareholders as ordinary income and long-term capital gain dividends are taxable to shareholders as long-term capital gain regardless of how long the shares have been held and whether received in cash or shares. Long-term capital gain dividends received by individual shareholders are taxed at a maximum rate of 20% on gains realized by a Fund from securities held more than 18 months and at a maximum rate of 28% on gains realized by a Fund from securities held more than 12 months but not more than 18 months. Dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated as paid on December 31 of the calendar year declared. A portion of the dividends paid by the Funds may qualify for the dividends received deduction available to corporate shareholders.

A dividend received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend and, although in effect a return of capital, will be taxable to the shareholder. If the net asset value of shares were reduced below the shareholder's cost by dividends representing gains realized on sales of securities, such dividends would be a return of investment though taxable as stated above.


A Fund's options, futures and foreign currency transactions are subject to special tax provisions that may accelerate or defer recognition of certain gains or losses, change the character of certain gains or losses, or alter the holding periods of certain of the Fund's securities.

The mark-to-market rules of the Code may require a Fund to recognize unrealized gains and losses on certain options and futures held by the Fund at the end of the fiscal year. Under these provisions, 60% of any capital gain net income or loss recognized will generally be treated as long-term and 40% as short-term. However, although certain forward contracts on foreign currency are marked-to-market, the gain or loss is generally ordinary under Section 988 of the Code. In addition, the straddle rules of the Code would require deferral of certain losses realized on positions of a straddle to the extent that the Fund had unrealized gains in offsetting positions at year end.

Gains and losses attributable to fluctuations in the value of foreign currencies will be characterized generally as ordinary gain or loss under Section 988 of the Code. For example, if a Fund sold a foreign bond and part of the gain or loss on the sale was attributable to an increase or decrease in the value of a foreign currency, then the currency gain or loss may be treated as ordinary income or loss. If such transactions result in greater net ordinary income, the dividends paid by the Fund will be increased; if the result of such transactions is lower net ordinary income, a portion of dividends paid could be classified as a return of capital.


A 4% excise tax is imposed on the excess of the required distribution for a calendar year over the distributed amount for such calendar year. The required distribution is the sum of 98% of a Fund's net investment income for the calendar year plus 98% of its capital gain net income for the one-year period ending October 31, plus any undistributed net investment income from the prior calendar year, plus any undistributed capital gain net income from the one year period ended October 31 of the prior calendar year, minus any overdistribution in the prior calendar year. For purposes of calculating the required distribution, foreign currency gains or losses occurring after October 31 are taken into account in the following calendar year. Each Fund intends to declare or distribute dividends during the appropriate periods of an amount sufficient to prevent imposition of the 4% excise tax. If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by a Fund for reinvestment, requiring federal income taxes to be paid thereon by a Fund, the Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim a relative share of federal income taxes paid by the Fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on Fund shares by the difference between a pro rata share of such gains owned and the individual tax credit.

A shareholder who redeems shares of a Fund will recognize capital gain or loss for federal income tax purposes measured by the difference between the value of the shares redeemed and the adjusted cost basis of the shares. Any loss recognized on the redemption of Fund shares held six months or less will be treated as long-term capital loss to the extent that the shareholder has received any long-term capital gain dividends on such shares. A shareholder who has redeemed shares of a Fund or other Kemper Mutual Fund listed above under "Special Features--Class A Shares--Combined Purchases" (other than shares of Kemper Cash Reserves Fund not acquired by exchange from another Kemper Mutual
Fund) may reinvest the amount redeemed at net asset value at the time of the reinvestment in shares of any Fund or in shares of a Kemper Mutual Fund within six months of the redemption as described above under "Redemption or Repurchase of Shares--Reinvestment Privilege." If redeemed shares were purchased after October 3, 1989 and were held less than 91 days, then the lesser of (a) the sales charge waived on the reinvested shares, or (b) the sales charge incurred on the redeemed shares, is included in the basis of the reinvested shares and is not included in the basis of the redeemed shares. If a shareholder realized a loss on the redemption or exchange of a Fund's shares and reinvests in shares of the same Fund 30 days before or after the redemption or exchange, the transactions may be subject to the wash sale rules resulting in a postponement of the recognition of such loss for federal income tax purposes. An exchange of a Fund's shares for shares of another fund is treated as a redemption and reinvestment for federal income tax purposes upon which gain or loss may be recognized.

A Fund's investment income derived from foreign securities may be subject to foreign income taxes withheld at the source. Because the amount of a Fund's investments in various countries will change from time to time, it is not possible to determine the effective rate of such taxes in advance. A Fund may invest in shares of certain foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution. Certain distributions from a PFIC as well as gains from the sale of the PFIC shares are treated as "excess distributions." In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund will be subject to tax on the portion, if any, of an excess distribution that is allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Excess distributions allocated to the current taxable year are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

A Fund may make an election to mark to market its shares of these foreign investment companies in lieu of being subject to U.S. federal income taxation. At the end of each taxable year to which the election applies, the Fund would report as ordinary income the amount by which the fair market value of the foreign company's stock exceeds the Fund's adjusted basis in these shares; any mark to market losses and any loss from an actual disposition of shares would be deductible as ordinary loss to the extent of any net mark to market gains included in income in prior years. The effect of the election would be to treat excess distributions and gain on dispositions as ordinary income which is not subject to a fund level tax when distributed to shareholders as a dividend. Alternatively, a Fund may elect to include as income and gain its share of the ordinary earnings and net capital gain of certain foreign investment companies in lieu of being taxed in the manner described above.

Equity options (including covered call options on portfolio stock) and over-the-counter options on debt securities written or purchased by a Fund will be subject to tax under Section 1234 of the Code. In general, no loss is recognized by a Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e., long-term or short-term) will generally depend, in the case of a lapse or sale of the option, on the Fund's holding period for the option, and in the case of an exercise of a put option, on the Fund's holding period for the underlying stock. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying stock or substantially identical stock in the Fund's portfolio. If a Fund writes a put or call option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as a short-term capital gain or loss. If a call option is exercised, any resulting gain or loss is a short-term or long-term capital gain or loss depending on the holding period of the underlying stock. The exercise of a put option written by a Fund is not a taxable transaction for the Fund.

Many futures contracts and certain foreign currency forward contracts entered into by a Fund and all listed non-equity options written or purchased by a Fund (including options on futures contracts and options on broad-based stock indices) will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term capital gain or loss, and on the last trading day of the Fund's fiscal year, all outstanding Section 1256 positions will be marked to market (i.e. treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term. Under
Section 988 of the Code, discussed below, foreign currency gain or loss from foreign currency-related forward contracts and similar financial instruments entered into or acquired by a Fund will be treated as ordinary income. Under certain circumstances, entry into a futures contract to sell a security may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security in the Fund's portfolio.

Positions of a Fund which consist of at least one stock and at least one other position with respect to a related security which substantially diminishes a Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stock or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for certain "qualified covered call options" on stock written by the Fund.

Positions of a Fund which consist of at least one position not governed by
Section 1256 and at least one futures or forward contract or non-equity option governed by Section 1256 which substantially diminishes a Fund's risk of loss with respect to such other position will be treated as a "mixed straddle." Although mixed straddles are subject to the straddle rules of Section 1092 of the Code, certain tax elections exist for them which reduce or eliminate the operation of these rules. The Fund intends to monitor its transactions in options and futures and may make certain tax elections in connection with these investments.

Notwithstanding any of the foregoing, recent tax law changes may require a Fund to recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if a Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the Fund's taxable year, if certain conditions are met.

Similarly, if a Fund enters into a short sale of property that becomes substantially worthless, the Fund will be required to recognize gain at that time as though it had closed the short sale. Future regulations may apply similar treatment to other strategic transactions with respect to property that becomes substantially worthless.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency, and on disposition of certain options, futures contracts and forward contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income

Dividends from domestic corporations are expected to comprise a substantial part of each Fund's gross income. To the extent that such dividends constitute a portion of a Fund's gross income, a portion of the income distributions of the Fund may be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares of a Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law, and is eliminated if either those shares or the shares of the Fund are deemed to have been held by a Fund or the shareholder, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend.

Properly designated distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends and capital gains distributions declared in October, November or December and payable to shareholders of record in such a month will be deemed to have been received by shareholders on December 31 if paid during January of the following year. Redemptions of shares, including exchanges for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

The Funds will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

Shareholders of a Fund may be subject to state and local taxes on distributions received from a Fund and on redemptions of the Fund's shares. Each distribution is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions.

Each Fund is organized as a Massachusetts business trust and is not liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that it qualifies as a regulated investment company for federal income tax purposes.

A qualifying individual may make a deductible IRA contribution for any taxable year only if (i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or
(ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($40,050 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $40,050 and $50,000; $25,050 for a single individual, with a phase-out for adjusted gross income between $25,050 and $35,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA (up to $2,000 per individual for married couples if only one spouse has earned income) for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.

Distributions by a Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

Shareholders who are non-resident aliens are subject to U.S. withholding tax on ordinary income dividends (whether received in cash or shares) at a rate of 30% or such lower rate as prescribed by any applicable tax treaty. Each Fund is required by law to withhold 31% of taxable dividends and redemption proceeds paid to certain shareholders who do not furnish a correct taxpayer identification number (in the case of individuals, a social security number) and in certain other circumstances. Trustees of qualified retirement plans and 403(b)(7) accounts are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over". The 20% withholding requirement does not apply to distributions from Individual Retirement Accounts
(IRAs) or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account, or IRA. Shareholders should consult with their tax Advisors regarding the 20% withholding requirement.

After each transaction, shareholders will receive a confirmation statement giving complete details of the transaction except that statements will be sent quarterly for transactions involving reinvestment of dividends and periodic investment and redemption programs. Information for income tax purposes, including, when appropriate, information regarding any foreign taxes and credits, will be provided after the end of the calendar year. Shareholders are encouraged to retain copies of their account confirmation statements or year-end statements for tax reporting purposes. However, those who have incomplete records may obtain historical account transaction information at a reasonable fee.

When more than one shareholder resides at the same address, certain reports and communications to be delivered to such shareholders may be combined in the same mailing package, and certain duplicate reports and communications may be eliminated. Similarly, account statements to be sent to such shareholders may be combined in the same mailing package or consolidated into a single statement. However, a shareholder may request that the foregoing policies not be applied to the shareholder's account.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

Dividend and interest income received by a Fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains respecting investments by foreign investors.

Shareholders should consult their tax advisors about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situations.

NET ASSET VALUE

The net asset value per share of a Fund is the value of one share and is determined separately for each class by dividing the value of a Fund's net assets attributable to the class by the number of shares of that class outstanding. The per share net asset value of each of Class B and Class C shares of the Fund will generally be lower than that of the Class A shares of a Fund because of the higher expenses borne by the Class B and Class C shares. The net asset value of shares of a Fund is computed as of the close of regular trading (the "value time") on the New York Stock Exchange (the "Exchange") on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Portfolio securities for which market quotations are readily available are generally valued at market value as of the value time in the manner described below. All other securities may be valued at fair value as determined in good faith by or under the direction of the Board.

With respect to the Funds with securities listed primarily on foreign exchanges, such securities may trade on days when the Fund's net asset value is not computed; and therefore, the net asset value of a Fund may be significantly affected on days when the investor has no access to the Fund.

An exchange-traded equity security is valued at its most recent sale price. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean"). Lacking a Calculated Mean, the security is valued at the most recent bid quotation. An equity security which is traded on The Nasdaq Stock Market Inc. ("Nasdaq") is valued at its most recent sale price. Lacking any sales, the security is valued at the most recent bid quotation. The value of an equity security not quoted on Nasdaq, but traded in another over-the-counter market, is its most recent sale price. Lacking any sales, the security is valued at the Calculated Mean. Lacking a Calculated Mean, the security is valued at the most recent bid quotation.

Debt securities are valued at prices supplied by a pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Money market instruments purchased with an original maturity of sixty days or less, maturing at par, shall be valued at amortized cost, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the investment manager of the particular fund may calculate the price of that debt security, subject to limitations established by the Board.

An exchange-traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate on the valuation date.

If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

If, in the opinion of the Valuation Committee of the Board of Trustees, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by a Fund is determined in a manner which, in the discretion of the Valuation Committee, most fairly reflects market value of the property on the valuation date.

Following the valuations of securities or other portfolios assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

PERFORMANCE


A Fund may advertise several types of performance information for a class of shares, including "yield" and "average annual total return" and "total return." Performance information will be computed separately for each class. Each of these figures is based upon historical results and is not representative of the future performance of any class of a Fund. A Fund with fees or expenses being waived or absorbed by Scudder Kemper may also advertise performance information before and after the effect of the fee waiver or expense absorption.

A Fund's historical performance or return for a class of shares may be shown in the form of "average annual total return" and "total return" figures. These various measures of performance are described below. Performance information will be computed separately for each class.

Each Fund's average annual total return quotation is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. The average annual total return for a Fund for a specific period is found by first taking a hypothetical $1,000 investment ("initial investment") in the Fund's shares on the first day of the period, adjusting to deduct the maximum sales charge (in the case of Class A shares), and computing the "redeemable value" of that investment at the end of the period. The redeemable value in the case of Class B or Class C shares includes the effect of the applicable contingent deferred sales charge that may be imposed at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Average annual total return may also be calculated without deducting the maximum sales charge.

Calculation of a Fund's total return is not subject to a standardized formula, except when calculated for purposes of the Fund's "Financial Highlights" table in the Fund's financial statements and prospectus. Total return performance for a specific period is calculated by first taking an investment (assumed below to be $10,000) ("initial investment") in a Fund's shares on the first day of the period, either adjusting or not adjusting to deduct the maximum sales charge (in the case of Class A shares), and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The ending value in the case of Class B and Class C shares may or may not include the effect of the applicable contingent deferred sales charge that may be imposed at the end of the period. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period. Total return calculations that do not include the effect of the sales charge for Class A shares or the contingent deferred sales charge for Class B and Class C shares would be reduced if such charge were included. Total return figures for Class A shares for various periods are set forth in the tables below.

Average annual total return and total return figures measure both the net investment income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments in a Fund's portfolio for the period referenced, assuming the reinvestment of all dividends. Thus, these figures reflect the change in the value of an investment in a Fund during a specified period. Average annual total return will be quoted for at least the one-, five- and ten-year periods ending on a recent calendar quarter (or if such periods have not yet elapsed, at the end of a shorter period corresponding to the life of the Fund for performance purposes). Average annual total return figures represent the average annual percentage change over the period in question. Total return figures represent the aggregate percentage or dollar value change over the period in question.

A Fund's performance figures are based upon historical results and are not representative of future performance. Each Fund's Class A shares are sold at net asset value plus a maximum sales charge of 5.75% of the offering price. Class B shares and Class C shares are sold at net asset value. Redemptions of Class B shares may be subject to a contingent deferred sales charge that is 4% in the first year following the purchase, declines by a specified percentage thereafter and becomes zero after six years. Redemption of Class C shares may be subject to a 1% contingent deferred sales charge in the first year following purchase. Average annual total return figures do, and total return figures may, include the effect of the contingent deferred sales charge for the Class B shares and Class C shares that may be imposed at the end of the period in question. Performance figures for the Class B shares and Class C shares not including the effect of the applicable contingent deferred sales charge would be reduced if it were included. Returns and net asset value will fluctuate. Factors affecting each Fund's performance include general market conditions, operating expenses and investment management. Any additional fees charged by a dealer or other financial services firm would reduce the returns described in this section. Shares of each Fund are redeemable at the then current net asset value, which may be more or less than original cost.


A Fund's performance may be compared to that of the Consumer Price Index or various unmanaged bond indexes including, but not limited to, the Salomon Brothers High Grade Corporate Bond Index, the Lehman Brothers Adjustable Rate Index, the Lehman Brothers Aggregate Bond Index, the Lehman Brothers Government/ Corporate Bond Index, the Salomon Brothers Long-Term High Yield Index, the Salomon Brothers 30 Year GNMA Index and the Merrill Lynch Market Weighted Index and may also be compared to the performance of other mutual funds or mutual fund indexes with similar objectives and policies as reported by independent mutual fund reporting services such as Lipper Analytical Services, Inc. (""Lipper"). Lipper performance calculations are based upon changes in net asset value with all dividends reinvested and do not include the effect of any sales charges.

Information may be quoted from publications such as Morningstar, Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's, Fortune, The Chicago Tribune, USA Today, Institutional Investor and Registered Representative. Also, investors may want to compare the historical returns of various investments, performance indexes of those investments or economic indicators, including but not limited to stocks, bonds, certificates of deposit and other bank products, money market funds and U.S. Treasury obligations. Bank product performance may be based upon, among other things, the BANK RATE MONITOR National Index(TM) or various certificate of deposit indexes. Money market fund performance may be based upon, among other things, the IBC/Donoghue's Money Fund Report(R) or Money Market Insight(R), reporting services on money market funds. Performance of U.S. Treasury obligations may be based upon, among other things, various U.S. Treasury bill indexes. Certain of these alternative investments may offer fixed rates of return and guaranteed principal and may be insured. Economic indicators may include, without limitation, indicators of market rate trends and cost of funds, such as Federal Home Loan Bank Board 11th District Cost of Funds Index ("COFI").

A Fund may depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indexes of those investments or economic indicators. A Fund may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Fund.

Each Fund's returns and net asset value will fluctuate and shares of a Fund are redeemable by an investor at the then current net asset value, which may be more or less than original cost. Redemption of Class B shares and Class C shares may be subject to a contingent deferred sales charge as described above. Additional information about each Fund's performance also appears in its Annual Report to Shareholders, which is available without charge from the applicable Fund.


The figures below show performance information for various periods. Comparative information for certain indices is also included. Please note the differences and similarities between the investments which a Fund may purchase and the investments measured by the applicable indices. The net asset values and returns of each class of shares of the Funds will also fluctuate. No adjustment has been made for taxes payable on dividends. The periods indicated were ones of fluctuating securities prices and interest rates.

AGGRESSIVE GROWTH FUND -- SEPTEMBER 30, 1998 TO BE UPDATED


                  Initial     Capital      Income     Ending    Percentage     Ending     Percentage
TOTAL             $10,000       Gain      Dividends    Value     Increase       Value      Increase
RETURN          Investment   Dividends   Reinvested  (adjusted) (adjusted)  (unadjusted) (unadjusted)
TABLE               (1)      Reinvested     (2)         (1)         (1)          (1)          (1)
-----               ---      ----------     ---         ---         ---          ---          ---

Class A Shares
Life of
Fund(+)           12,500          0           0        12,500      25.0        13,263         32.6
Class B Shares
Life of
Fund(+)           13,179          0           0        12,779      27.8        13,179         31.8
Class C Shares
Life of
Fund(+)           13,189          0           0        13,089      30.9        13,189         31.9

                    Dow                            Russell
                   Jones                           3000(R)               U.S.
TOTAL           Industrial   Standard  Consumer     Growth    Lipper   Treasury
RETURN            Average    & Poor's    Price      Index     Growth   Bill Index
TABLE               (3)      500 (4)   Index (5)     (13)    Fund (9)     (8)
-----               ---      -------   ---------     ----    --------     ---

Class A Shares
Life of
Fund(+)            24.9        29.6       1.6        28.8      27.2        2.6
Class B Shares
Life of
Fund(+)            24.9        29.6       1.6        28.8      27.2        2.6
Class C Shares
Life of
Fund(+)            24.9        29.6       1.6        28.8      27.2        2.6

                                          Fund        Fund      Dow Jones
AVERAGE ANNUAL TOTAL       Fund Class    Class B     Class C   Industrial        Standard &
RETURN TABLE                A Shares     Shares      Shares    Average (3)     Poor's 500 (4)
------------                --------     ------      ------    -----------     --------------

Life of Fund(+)               34.7        38.7        43.2       34.6                41.3

                                                                                     U.S.
AVERAGE ANNUAL TOTAL           Consumer        Russell 3000(R)    Lipper Growth  Treasury Bill
RETURN TABLE                Price Index (5)   Growth Index (13)      Fund (9)       Index(8)
------------                ---------------   -----------------      --------       --------

Life of Fund(+)                  2.2              40.1               37.9              3.4


(+)  Since December 31, 1996 for Class A, B and C shares.

BLUE CHIP FUND -- OCTOBER 31, 1998 TO BE UPDATED


                  Initial     Capital      Income     Ending    Percentage     Ending     Percentage
TOTAL             $10,000       Gain      Dividends    Value     Increase       Value      Increase
RETURN          Investment   Dividends   Reinvested  (adjusted) (adjusted)  (unadjusted) (unadjusted)
TABLE               (1)      Reinvested     (2)         (1)         (1)          (1)          (1)
-----               ---      ----------     ---         ---         ---          ---          ---

Class A Shares
Life of
Fund(+)           18,513       4,905       9,387       32,805     228.1         34,810        248.1
Five Years        13,096       2,336       4,287       19,719      97.2         20,928        109.3
One Year           9,719         881       1,346       11,946      19.5         12,678         26.8
Year to
Date              11,247           0          52       11,299      13.0         11,985         19.9
Class B Shares
Life of
Fund(++)          14,317       2,000       3,008       19,125      91.3         19,325         93.3
One Year          10,304         934       1,324       12,262      22.6         12,562         25.6
Year to
Date              11,898           0           7       11,505      15.1         11,905         19.1
Class C Shares
Life of
Fund(++)          14,382       2,002       3,036            *         *         19,420         94.2
One Year          10,315         931       1,325            *         *         12,571         25.7
Year to
Date              11,897           0          10       11,807      18.1         11,907         19.1

                    Dow                            Russell
                   Jones                           1000(R)               U.S.
TOTAL           Industrial   Standard  Consumer     Growth    Lipper   Treasury
RETURN            Average    & Poor's    Price      Index     Growth   Bill Index
TABLE               (3)      500 (4)   Index (5)     (13)    Fund (9)     (8)
-----               ---      -------   ---------     ----    --------     ---

Class A Shares
Life of
Fund(+)            451.5      432.4        40.0      439.0     351.1     72.6
Five Years         161.4      147.1        14.0      132.8     130.4     25.8
One Year            25.8       32.1         2.1       30.5      28.0      5.2
Year to
Date                17.2       25.4         1.9       23.8      21.5      2.6
Class B Shares
Life of
Fund(++)           114.6      116.9         9.6      120.2      92.9     19.9
One Year            25.8       32.1         2.1       30.5      28.0      5.2
Year to
Date                17.2       25.4         1.9       23.8      21.5      2.6
Class C Shares
Life of
Fund(++)           114.6      116.9         9.6      120.2      92.9     19.9
One Year            25.8       32.1         2.1       30.5      28.0      5.2
Year to
Date                17.2       25.4         1.9       23.8      21.5      2.6

                                          Fund        Fund      Dow Jones
AVERAGE ANNUAL TOTAL       Fund Class    Class B     Class C   Industrial
RETURN TABLE                A Shares     Shares      Shares    Average (3)
------------                --------     ------      ------    -----------

Life of Fund(+)               12.7          *            *       18.7
Life of Fund(++)                 *       20.9         21.4       25.0
Five Years                    14.5          *            *       21.2
One Year                      19.5       22.6         25.7       25.8

                                                                                                    U.S.
AVERAGE ANNUAL TOTAL         Standard &       Consumer        Russell 1000(R)    Lipper Growth  Treasury Bill
RETURN TABLE               Poor's 500 (4)  Price Index (5)   Growth Index (6)      Fund (9)       Index (8)
------------               --------------  ---------------   -----------------      --------      ---------

Life of Fund(+)                18.3              3.5                18.5              16.4            5.7
Life of Fund(++)               25.4              2.7                26.0              21.2            5.4
Five Years                     19.8              2.7                18.4              18.2            4.7
One Year                       32.1              2.1                30.5              28.0            5.2


(+)  Since November 23, 1987 for Class A shares.

(++) Since May 31, 1994 for Class B and Class C shares.

GROWTH FUND -- SEPTEMBER 30, 1998 TO BE UPDATED


                  Initial     Capital      Income     Ending    Percentage     Ending
TOTAL             $10,000       Gain      Dividends    Value     Increase       Value
RETURN          Investment   Dividends   Reinvested  (adjusted) (adjusted)  (unadjusted)
TABLE               (1)      Reinvested     (2)         (1)         (1)          (1)
-----               ---      ----------     ---         ---         ---          ---

Class A Shares
Life of
Fund(+)           28,916       291,840   134,747      455,503    4,455.0      483,520
Ten Years         10,618        13,544     6,975       31,137      211.4       33,042
Five Years        11,138         5,109     1,921       18,168       81.7       19,278
One Year           8,472         1,936       899       11,307       13.1       11,997
Year to
Date              11,170             0         0       11,170       11.7       11,854
Class B Shares
Life of
Fund(++)          11,321         4,195     1,742       17,058       70.6       17,258
One Year           8,817         2,083       968       11,604       16.0       11,868
Year to
Date              11,761             0         0       11,361       13.6       11,761
Class C Shares
Life of
Fund(++)          11,390         4,209     1,747            *          *       17,346
One Year           8,838         2,082       967            *          *       11,887
Year to
Date              11,787             0         0       11,687       16.9       11,787

                                  Dow                            Russell
                  Percentage     Jones                           1000(R)               U.S.
TOTAL              Increase   Industrial   Standard  Consumer     Growth    Lipper   Treasury
RETURN           (unadjusted)   Average    & Poor's    Price      Index     Growth   Bill Index
TABLE                 (1)         (3)      500 (4)   Index (5)     (13)    Fund (9)     (8)
-----                 ---         ---      -------   ---------     ----    --------     ---

Class A Shares
Life of
Fund(+)            4,735.2      3,030.1   3,351.3      402.2         NA     2,788.9    705.0
Ten Years            230.4        316.4     295.2       40.2      292.6       250.6     72.6
Five Years            92.8        175.5     156.8       14.1      145.3       137.7     25.8
One Year              20.0         37.7      40.4        2.2       36.3        34.6      5.2
Year to
Date                  18.5         24.9      29.6        1.6       28.5        25.6      2.6
Class B Shares
Life of
Fund(++)              72.6        128.7     124.3        9.3      128.6        98.6     19.9
One Year              18.7         37.7      40.4        2.2       36.3        34.6      5.2
Year to
Date                  17.6         24.9      29.6        1.6       28.5        25.6      2.6
Class C Shares
Life of
Fund(++)              73.5        128.7     124.3        9.3      128.6        98.6     19.9
One Year              18.9         37.7      40.4        2.2       36.3        34.6      5.2
Year to
Date                  17.9         24.9      29.6        1.6       28.5        25.6      2.6

                                          Fund        Fund      Dow Jones
AVERAGE ANNUAL TOTAL       Fund Class    Class B     Class C   Industrial
RETURN TABLE                A Shares     Shares      Shares    Average (3)
------------                --------     ------      ------    -----------

Life of Fund(+)              12.9            *           *         11.6
Life of Fund(++)                *         17.3        17.9         28.1
Ten Years                    12.0            *           *         15.3
Five Years                   12.7            *           *         22.5
One Year                     13.1         16.0        18.9         37.7

                                                                                                      U.S.
AVERAGE ANNUAL TOTAL          Standard &       Consumer        Russell 1000(R)    Lipper Growth   Treasury Bill
RETURN TABLE                Poor's 500 (4)  Price Index (5)   Growth Index (6)      Fund (9)       Index (8)
------------                --------------  ---------------   -----------------      --------       ---------

Life of Fund(+)                 11.9              5.3                  NA               11.3            6.9
Life of Fund(++)                27.4              2.7                28.2               22.8            5.6
Ten Years                       14.7              3.4                14.7               13.4            5.6
Five Years                      20.8              2.7                19.7               18.9            4.7
One Year                        40.4              2.2                36.3               34.6            5.2


(+)  Since April 4, 1966 for Class A shares.

(++)  Since May 31, 1994 for Class B and Class C shares.

QUANTITATIVE EQUITY FUND -- NOVEMBER 30, 1998 TO BE UPDATED


                  Initial     Capital      Income     Ending    Percentage     Ending
TOTAL             $10,000       Gain      Dividends    Value     Increase       Value
RETURN          Investment   Dividends   Reinvested  (adjusted) (adjusted)  (unadjusted)
TABLE               (1)      Reinvested     (2)         (1)         (1)          (1)
-----               ---      ----------     ---         ---         ---          ---

Class A Shares
Life of
Fund(+)           12,927          0          228       13,155      31.6        13,958
One Year          11,042          0          195       11,237      12.4        11,925
Class B Shares
Life of
Fund(+)           13,516          0          240       13,456      34.6        13,756
One Year          11,630          0          207       11,537      15.4        11,837
Year to
Date              12,011          0            0       11,611      16.1        12,011
Class C Shares
Life of
Fund(+)           13,536          0          241            *         *        13,777
One Year          11,638          0          207            *         *        11,845
Year to
Date              12,019          0            0       11,919      19.2        12,019

                                  Dow                            Russell
                  Percentage     Jones                           1000(R)               U.S.
TOTAL              Increase   Industrial   Standard  Consumer     Growth    Lipper   Treasury
RETURN           (unadjusted)   Average    & Poor's    Price      Index     Growth   Bill Index
TABLE                 (1)         (3)      500 (4)   Index (5)     (13)    Fund (9)     (8)
-----                 ---         ---      -------   ---------     ----    --------     ---

Class A Shares
Life of
Fund(+)               39.6        50.6       55.8         4.7       51.0      44.5       7.9
One Year              19.3        22.2       28.5         1.9       26.5      23.6       5.2
Class B Shares
Life of
Fund(+)               37.6        50.6       55.8         4.7       51.0      44.5       7.9
One Year              18.4        22.2       28.5         1.9       26.5      23.6       5.2
Year to
Date                  20.1        23.4       31.1         1.9       29.0      26.0       2.6
Class C Shares
Life of
Fund(+)               37.8        50.6       55.8         4.7       51.0      44.5       7.9
One Year              18.5        22.2       28.5         1.9       26.5      23.6       5.2
Year to
Date                  20.2        23.4       31.1         1.9       29.0      26.0       2.6

                                          Fund        Fund      Dow Jones
AVERAGE ANNUAL TOTAL       Fund Class    Class B     Class C   Industrial
RETURN TABLE                A Shares     Shares      Shares    Average (3)
------------                --------     ------      ------    -----------

Life of Fund(+)             16.6         18.0          19.6       25.7

                                                                                                     U.S.
AVERAGE ANNUAL TOTAL         Standard &       Consumer        Russell 1000(R)    Lipper Growth   Treasury Bill
RETURN TABLE               Poor's 500 (4)  Price Index (5)   Growth Index (6)      Fund (9)       Index (8)
------------               --------------  ---------------   -----------------      --------       ---------

Life of Fund(+)                 28.1             2.6               26.5               22.8            4.4


(+)  Since February 15, 1996 for Class A, B and C shares.

SMALL CAP FUND -- SEPTEMBER 30, 1998 TO BE UPDATED

                    Initial       Capital      Income      Ending   Percentage
TOTAL               $10,000        Gain       Dividends    Value     Increase   Ending Value
RETURN             Investment    Dividends   Reinvested  (adjusted) (adjusted)  (unadjusted)
TABLE                 (1)       Reinvested      (2)          (1)        (1)         (1)
-----                 ---       ----------      ---          ---        ---         ---

Class A Shares
Life of Fund (+)    37,607      229,569      70,009       337,185    3,271.9      357,753
Ten Years           11,240       18,189       4,396        33,825      238.3       35,898
Five Years          14,327        7,554       1,007        22,888      128.9       24,283
One Year            10,725          864         121        11,710       17.1       12,429
Year to Date        12,000            0           0        12,000       20.0       12,727
Class B Shares
Life of Fund
(++)                13,522        4,432         794        18,548       85.5       18,748
One Year            11,219          933         131        11,983       19.8       12,283
Year to Date        12,607            0           0        12,207       22.1       12,607
Class C Shares
Life of Fund
(++)                13,505        4,434         795             *          *       18,734
One Year            11,221          935         131             *          *       12,287
Year to Date        12,612            0           0        12,512       25.1       12,612

                     Percentage
TOTAL                 Increase     Dow Jones   Standard   Consumer             Russell 1000(R)
RETURN              (unadjusted)  Industrial   & Poor's     Price    Wilshire   Growth Index
TABLE                   (1)       Average (3)   500 (4)   Index (5)    4500         (6)
-----                   ---       -----------   -------   ---------    ----         ---

Class A Shares
Life of Fund (+)     3,477.5       2,788.1      2,763.2     350.3         NA          NA
Ten Years              259.0         316.4        295.2      40.2      251.3       292.6
Five Years             142.8         175.5        156.8      14.1      148.8       145.3
One Year                24.3          37.7         40.4       2.2       32.1        36.3
Year to Date            27.3          24.9         29.6       1.6       27.5        28.5
Class B Shares
Life of Fund
(++)                    87.5         128.7        124.3       9.3      101.5       128.6
One Year                22.8          37.7         40.4       2.2       32.1        36.3
Year to Date            26.1          24.9         29.6       1.6       27.5        28.5
Class C Shares
Life of Fund
(++)                    87.3         128.7        124.3       9.3      101.5       128.6
One Year                22.9          37.7         40.4       2.2       32.1        36.3
Year to Date            26.1          24.9         29.6       1.6       27.5        28.5

                                                                       Dow Jones
AVERAGE ANNUAL TOTAL        Fund Class    Fund Class    Fund Class C   Industrial
RETURN TABLE                 A Shares      B Shares        Shares      Average (3)
------------                 --------      --------        ------      -----------

Life of Fund(+)               13.1             *              *           12.5
Life of Fund(++)                 *          20.3           20.7           28.1
Ten Years                     13.0             *              *           15.3
Five Years                    18.0             *              *           22.5
One Year                      17.1          19.8           22.9           37.7

AVERAGE ANNUAL TOTAL            Standard &       Consumer Price     Wilshire     Russell 1000(R) Growth
RETURN TABLE                  Poor's 500 (4)       Index (5)           4500            Index (6)
------------                  --------------       ---------           ----            ---------

Life of Fund(+)                    12.4               5.4               NA                NA
Life of Fund(++)                   27.4               2.7             23.4              28.2
Ten Years                          14.7               3.4             13.4              14.7
Five Years                         20.8               2.7             20.0              19.7
One Year                           40.4               2.2             32.1              36.3


(+)  Since February 20, 1969 for Class A shares.

(++) Since May 31, 1994 for Class B and Class C shares.

NA -- Not Available.

TECHNOLOGY FUND -- OCTOBER 31, 1998 TO BE UPDATED

                    Initial       Capital      Income      Ending   Percentage
TOTAL               $10,000        Gain       Dividends    Value     Increase   Ending Value
RETURN             Investment    Dividends   Reinvested  (adjusted) (adjusted)  (unadjusted)
TABLE                 (1)       Reinvested      (2)          (1)        (1)         (1)
-----                 ---       ----------      ---          ---        ---         ---

Class A Shares
Life of
Fund(+)             55,343      3,623,143      665,479    4,343,965    43,339.7    4,611,214
Ten Years           10,521         26,801        3,488      40,810        308.1      43,309
Five Years          12,434         10,959        1,138      24,531        145.3      26,035
One Year             9,405          1,635            0      11,040         10.4      11,711
Year to Date        10,330              0            0      10,330          3.3      10,960
Class B Shares
Life of
Fund(++)            12,552          7,134          971      20,457        104.6      20,657
One Year             9,820          1,771            0      11,296         13.0      11,591
Year to Date        10,876              0            0      10,476          4.8      10,876
Class C Shares
Life of
Fund(++)            12,652          7,152          973           *            *      20,777
One Year             9,836          1,762            0           *            *      11,598
Year to Date        10,878              0            0      10,778          7.8      10,878

                     Percentage
TOTAL                 Increase     Dow Jones   Standard   Consumer    Russell 1000(R)
RETURN              (unadjusted)  Industrial   & Poor's     Price      Growth Index
TABLE                   (1)       Average (3)   500 (4)   Index (5)        (6)
-----                   ---       -----------   -------   ---------        ---

Class A Shares
Life of
Fund(+)               46,012.1     34,104.0    41,183.2      559.6            NA
Ten Years                333.1        407.2       387.0       40.2         392.5
Five Years               160.4        161.4       147.1       14.0         132.8
One Year                  17.1         25.8        32.1        2.1          30.5
Year to Date               9.6         17.2        25.4        1.9          23.8
Class B Shares
Life of
Fund(++)                 106.6        114.6       116.9        9.6         120.2
One Year                  15.9         25.8        32.1        2.1          30.5
Year to Date               8.8         17.2        25.4        1.9          23.8
Class C Shares
Life of
Fund(++)                 107.8        114.6       116.9        9.6         120.2
One Year                  16.0         25.8        32.1        2.1          30.5
Year to Date               8.8         17.2        25.4        1.9          23.8


AVERAGE ANNUAL TOTAL         Fund Class A      Fund Class B       Fund Class C
RETURN TABLE                    Shares            Shares             Shares
------------                    ------            ------             ------

Life of Fund(+)                 13.2                 *                  *
Life of Fund(++)                   *              23.3               23.8
Ten Years                       15.1                 *                  *
Five Years                      19.7                 *                  *
One Year                        10.4              13.0               16.0

                                Dow Jones
AVERAGE ANNUAL TOTAL           Industrial       Standard & Poor's    Consumer Price    Russell 1000(R) Growth
RETURN TABLE                   Average (3)           500 (4)           Index (5)            Index (6)
------------                   -----------           -------           ---------            ---------

Life of Fund(+)                   12.6                13.0                3.9                    NA
Life of Fund(++)                  25.0                25.4                2.7                  26.0
Ten Years                         17.6                17.2                3.4                  17.3
Five Years                        21.2                19.8                2.7                  18.4
One Year                          25.8                32.1                2.1                  30.5


(+)  Since September 7, 1948 for Class A shares.

(++) Since May 31, 1994 for Class B and Class C shares.

NA--Not Available.

TOTAL RETURN FUND -- OCTOBER 31, 1998 TO BE UPDATED


                    Initial     Capital      Income      Ending    Percentage     Ending
TOTAL               $10,000      Gain      Dividends      Value     Increase      Value
RETURN            Investment   Dividends   Reinvested  (adjusted)  (adjusted)  (unadjusted)
TABLE                 (1)      Reinvested     (2)          (1)         (1)         (1)
-----                 ---      ----------     ---          ---         ---         ---

Class A Shares
Life of Fund (+)   26,872       169,595     234,049     430,516     4,205.2    457,048
Ten Years          14,765         7,446       9,220      31,431       214.3     33,342
Five Years         10,618         3,511       2,815      16,944        69.4     17,970
One Year            9,474         1,007         728      11,209        12.1     11,895
Year to Date       10,608             0         221      10,829         8.3     11,485
Class B Shares
Life of Fund
(++)               12,262         1,918       1,601      15,581        55.8     15,781
One Year           10,053         1,069         664      11,486        14.9     11,786
Year to Date       11,240             0         157      10,997        10.0     11,397
Class C Shares
Life of Fund
(++)               12,272         1,922       1,645           *           *     15,839
One Year           10,053         1,068         671           *           *     11,792
Year to Date       11,239             0         161       11,30        13.0     11,400

                                   Dow
                                  Jones                            Russell                Lehman
TOTAL              Percentage   Industrial  Standard   Consumer    1000(R)    Lipper       Bros.
RETURN              Increase    Average     & Poor's     Price     Growth    Balanced   Gov't/Corp.
TABLE             (unadjusted)     (3)       500 (4)   Index (5)  Index (6)  Fund (11)  Index (12)
-----             ------------     ---       -------   ---------  ---------  ---------  ----------

Class A Shares
Life of Fund (+)     4,470.5    3,538.3     3,978.3     423.0           NA    2,455.0          *
Ten Years              233.4      407.2       387.0      40.2        392.5      231.5      140.9
Five Years              79.7      161.4       147.1      14.0        132.8       86.5       44.4
One Year                19.0       25.8        32.1       2.1         30.5       20.1        8.8
Year to Date            14.9       17.2        25.4       1.9         23.8       16.2        8.1
Class B Shares
Life of Fund
(++)                    57.8      114.6       116.9       9.6        120.2       64.0       33.4
One Year                17.9       25.8        32.1       2.1         30.5       20.1        8.8
Year to Date            14.0       17.2        25.4       1.9         23.8       16.2        8.1
Class C Shares
Life of Fund
(++)                    58.4      114.6       116.9       9.6        120.2       64.0       33.4
One Year                17.9       25.8        32.1       2.1         30.5       20.1        8.8
Year to Date            14.0       17.2        25.4       1.0         23.8       16.2        8.1

                                                                     Dow Jones
ANNUAL TOTAL RETURN     Fund Class A    Fund Class    Fund Class     Industrial
TABLE                      Shares        B Shares      C Shares     Average (3)
-----                      ------        --------        ------     -----------

Life of Fund (+)             11.8             *            *            11.3
Life of Fund (++)               *          13.9         14.4            25.0
Ten Years                    12.1             *            *            17.6
Five Years                   11.1             *            *            21.2
One Year                     12.1          14.9         17.9            25.8

                                            Consumer                                          Lehman Bros
ANNUAL TOTAL RETURN         Standard &    Price Index    Russell 1000(R)  Lipper Balanced     Gov't/Corp.
TABLE                     Poor's 500 (4)      (5)       Growth Index (6)      Fund (11)        Index (12)
-----                     --------------      ---       ----------------      ---------        ----------

Life of Fund (+)              11.6            5.0              NA               10.1               *
Life of Fund (++)             25.4            2.7            26.0               15.6             8.8
Ten Years                     17.2            3.4            17.3               12.7             9.2
Five Years                    19.8            2.7            18.4               13.3             7.6
One Year                      32.1            2.1            30.5               20.1             8.8


(+)  Since March 2, 1964 for Class A shares.

(++) Since May 31, 1994 for Class B and Class C shares.

VALUE+GROWTH FUND -- NOVEMBER 30, 1998 TO BE UPDATED


                Initial     Capital      Income     Ending    Percentage    Ending
                $10,000       Gain     Dividends     Value     Increase      Value
TOTAL RETURN   Investment  Dividends   Reinvested  (adjusted) (adjusted)  (unadjusted)
TABLE             (1)      Reinvested     (2)         (1)        (1)          (1)
-----             ---      ----------     ---         ---        ---          ---

Class A Shares
Life of
Fund(+)          14,503         123       897       15,523      55.2       16,471
One Year         10,640          90       658       11,388      13.9       12,083
Year to Date     11,622           0         0       11,622      16.2       12,327

Class B Shares
Life of Fund
(S)              15,126         129       945       15,900      59.0       16,200
One Year         11,201          96       699       11,696      17.0       11,996
Year to Date     12,240           0         0       11,840      18.4       12,240

Class C Shares
Life of Fund
(+)              15,126         129       945            *         *       16,200
One Year         11,191          96       699            *         *       11,986
Year to Date     12,230           0         0       12,130      21.3       12,230

                                Dow
                Percentage     Jones                            Russell                 U.S.
                 Increase    Industrial  Standard   Consumer     1000(R)    Lipper    Treasury
TOTAL RETURN    (unadjusted)  Average    & Poor's     Price      Growth    Balanced     Bill
TABLE               (1)         (3)       500 (4)   Index (5)   Index (6)  Fund (9)   Index (8)
-----               ---         ---       -------   ---------   ---------  --------   ---------

Class A Shares
Life of
Fund(+)            64.7       71.0       70.9         5.5       66.0         51.6     10.7
One Year           20.8       22.2       28.5         1.9       26.5         23.6      5.2
Year to Date       23.3       23.4       31.1         1.9       29.0         26.0      2.6

Class B Shares
Life of Fund
(S)                62.0       71.0       70.9         5.5       66.0         51.6     10.7
One Year           20.0       22.2       28.5         1.9       26.5         23.6      5.2
Year to Date       22.4       23.4       31.1         1.9       29.0         26.0      2.6

Class C Shares
Life of Fund
(+)                62.0       71.0       70.9         5.5       66.0         51.6     10.7
One Year           19.9       22.2       28.5         1.9       26.5         23.6      5.2
Year to Date       22.3       23.4       31.1         1.9       29.0         26.0      2.6

                                                                  Dow Jones
ANNUAL  TOTAL        Fund Class     Fund Class     Fund Class    Industrial
RETURN TABLE          A Shares       B Shares       C Shares      Average (3)
------------          --------       --------       --------      -----------

Life of Fund(+)        22.9            24.3           25.4           28.6


ANNUAL  TOTAL           Standard &     Consumer Price    Russell 1000(R)    Lipper Balanced   U.S. Treasury
RETURN TABLE          Poor's 500 (4)      Index (5)      Growth Index (6)       Fund (9)      Bill Index (8)
------------          --------------      ---------      ----------------       --------      --------------

Life of Fund(+)            28.6              2.5               27.5                21.6              4.9


(+)  Since October 16, 1995 for Class A, B and C shares.

FOOTNOTES FOR ALL FUNDS


(1) The Initial Investment and adjusted amounts for Class A shares were adjusted for the maximum initial sales charge at the beginning of the period, which is 5.75%. The Initial Investment for Class B and Class C shares was not adjusted. Amounts were adjusted for Class B shares for the contingent deferred sales charge that may be imposed at the end of the period based upon the schedule for shares sold currently, see "Redemption or Repurchase of Shares" in the prospectus. No adjustments were made to Class C shares. Amounts were adjusted for Class C shares for the contingent deferred sales charge that may be imposed for periods less than one year.


(2)  Includes short-term capital gain dividends, if any.


(3) The Dow Jones Industrial Average is an unmanaged unweighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Assumes reinvestment of dividends. Source is Towers Data Systems.

(4) The Standard & Poor's 500 Stock Index is an unmanaged weighted average of 500 stocks, over 95% of which are listed on the New York Stock Exchange. Assumes reinvestment of dividends. Source is Towers Data Systems.


(5) The Consumer Price Index is a statistical measure of change, over time, in the prices of goods and services in major expenditure groups for all urban consumers. Source is Towers Data Systems.


(6) The Russell 1000(R) Growth Index is an unmanaged index comprised of common stocks of larger U.S. companies with greater than average growth orientation and represents the universe of stocks from which "earnings/growth" money managers typically select. Assumes reinvestment of dividends. Source is Lipper Analytical Services, Inc.

(7) The Lipper Growth and Income Fund Index is a net asset value weighted index of the performance of certain mutual funds tracked by Lipper Analytical Services, Inc. The largest mutual funds within the Lipper "growth and income investment" objective category are included in the index. Performance is based on changes in net asset value with all dividends reinvested and with no adjustment for sales charges. Source is Towers Data Systems.


(8) The U.S. Treasury Bill Index is an unmanaged index based on the average monthly yield of Treasury Bills maturing in 6 months. Source is Towers Data Systems.


(9) The Lipper Growth Fund Index is a net asset value weighted index of the performance of certain mutual funds tracked by Lipper Analytical Services, Inc. The largest mutual funds within the Lipper "growth investment" objective category are included in the index. Performance is based on changes in net asset value with all dividends reinvested and with no adjustment for sales changes. Source is Towers Data Systems.


(10) The Wilshire 4500 Index Trust is a capitalization-weighted index, including all of the securities in the Wilshire 5000 Index with the exception of the S&P 500 securities.


(11) The Lipper Balanced Fund Index is a net asset value weighted index of the performance of certain mutual funds tracked by Lipper Analytical Services, Inc., New York, New York. The largest mutual funds within the Lipper "balanced investment" objective category are included in the index. Performance is based on changes in net asset value with all dividends reinvested and with no adjustment for sales charges. Source is Towers Data Systems.


(12) The Lehman Brothers Government/Corporate Bond Index is on a total return basis and is comprised of all publicly issued, non-convertible, domestic debt of the U.S. Government or any agency thereof, quasi-federal corporation, or corporate debt guaranteed by the U.S. Government and all publicly issued, fixed-rate, non-convertible, domestic debt of the three major corporate classifications: industrial, utility, and financial. Only notes and bonds with a minimum outstanding principal amount of $1,000,000 and a minimum of one year to maturity are included. Bonds included must have a rating of at least Baa by Moody's Investors Service, Inc., BBB by Standard & Poor's Corporation or in the case of bank bonds not rated by either Moody's or S&P, BBB by Fitch Investors Service. This index is unmanaged. Source is Towers Data Systems.

(13) The Russell 3000(R) Index is an unmanaged index comprised of 3000 of the largest capitalized U.S. domiciled companies whose common stocks trade in the U.S. This portfolio of securities represents approximately 98 percent of the investable U.S. equity market.

Investors may want to compare the performance of a Fund to certificates of deposit issued by banks and other depository institutions. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of deposits prior to maturity will normally be subject to a penalty. Rates offered by banks and other depository institutions are subject to change at any time specified by the issuing institution. Information regarding bank products may be based upon, among other things, the BANK RATE MONITOR National IndexTM for certificates of deposit, which is an unmanaged index and is based on stated rates and the annual effective yields of certificates of deposit in the ten largest banking markets in the United States, or the CDA Investment Technologies, Inc. Certificate of Deposit Index, which is an unmanaged index based on the average monthly yields of certificates of deposit.

Investors also may want to compare the performance of a Fund to that of U.S. Treasury bills, notes or bonds. Treasury obligations are issued in selected denominations. Rates of Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the U.S. Treasury. The market value of such instruments will generally fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Information regarding the performance of Treasury obligations may be based upon, among other things, the Towers Data Systems U.S. Treasury Bill index, which is an unmanaged index based on the average monthly yield of treasury bills maturing in six months. Due to their short maturities, Treasury bills generally experience very low market value volatility.

Investors may want to compare the performance of a Fund, such as the Total Return Fund, to the performance of a hypothetical portfolio weighted 60% in the Standard & Poor's 500 Stock Index (an unmanaged index generally representative of the U.S. stock market) and 40% in the Lehman Brothers Government/Corporate Bond Index (an unmanaged index generally representative of intermediate and long-term government and investment grade corporate debt securities). See the footnotes above for a more complete description of these indexes. The Total Return Fund may invest in both equity and fixed income securities. The percentage of assets invested in each type of security will vary from time to time in the discretion of the Fund's investment manager and will not necessarily approximate the 60%/40% weighting of this hypothetical index.

Investors may want to compare the performance of a Fund to that of money market funds. Money market funds seek to maintain a stable net asset value and yield fluctuates. Information regarding the performance of money market funds may be based upon, among other things, IBC/Donoghue's Money Fund AveragesE (All Taxable). As reported by IBC/Donoghue's, all investment results represent total return (annualized results for the period net of management fees and expenses) and one year investment results are effective annual yields assuming reinvestment of dividends.


The following tables illustrate an assumed $10,000 investment in Class A shares of each Fund, which includes the current maximum sales charge of 5.75%, with income and capital gain dividends reinvested in additional shares. Each table covers the period from commencement of operations of the Fund to December 31, 1998.


AGGRESSIVE GROWTH FUND (12/31/96)


                         DIVIDENDS                                   CUMULATIVE VALUE OF SHARES ACQUIRED
                         ---------                                   -----------------------------------
                 ANNUAL             ANNUAL
   YEAR          INCOME          CAPITAL GAIN                          REINVESTED       REINVESTED CAPITAL
  ENDED        DIVIDENDS          DIVIDENDS           INITIAL            INCOME                GAIN              TOTAL
  12/31        REINVESTED         REINVESTED        INVESTMENT         DIVIDENDS*           DIVIDENDS            VALUE
  -----        ----------         ----------        ----------         ----------           ---------            -----

    1996        $  0                  $0             $ 9,425             $  0                  $0              $ 9,425
    1997         546                   0              11,994              577                   0               12,571
    1998


BLUE CHIP FUND (11/23/87)


                         DIVIDENDS                           CUMULATIVE VALUE OF SHARES ACQUIRED
                 ANNUAL         ANNUAL CAPITAL
   YEAR          INCOME              GAIN                              REINVESTED           REINVESTED
  ENDED        DIVIDENDS          DIVIDENDS           INITIAL            INCOME            CAPITAL GAIN          TOTAL
  12/31        REINVESTED        REINVESTED*        INVESTMENT         DIVIDENDS*           DIVIDENDS            VALUE
  -----        ----------        -----------        ----------         ---------            ---------            -----

   1987        $   0           $       0            $ 9,519           $     0                $    0            $ 9,519
   1988          339                   0              8,545               342                     0              8,887
   1989          220                   0             10,650               659                     0             11,309
   1990          134                   0             10,776               806                     0             11,582
   1991          531                 712             14,284             1,657                   786             16,727
   1992          185                   0             13,949             1,810                   768             16,527
   1993          897                 374             13,392             2,647                 1,118             17,157
   1994          269                  27             12,472             2,733                 1,068             16,273
   1995        1,201                 714             14,932             4,497                 2,006             21,435
   1996        3,027               1,993             15,517             7,743                 4,112             27,372
   1997        3,455                 928             17,057            12,023                 5,466             34,546
   1998

GROWTH FUND (4/4/66)


                          DIVIDENDS                                  CUMULATIVE VALUE OF SHARES ACQUIRED
                  ANNUAL            ANNUAL                                                  REINVESTED
    YEAR          INCOME         CAPITAL GAIN                          REINVESTED            CAPITAL
   ENDED        DIVIDENDS         DIVIDENDS           INITIAL            INCOME                GAIN              TOTAL
   12/31       REINVESTED*        REINVESTED        INVESTMENT         DIVIDENDS*           DIVIDENDS            VALUE
   -----       ----------         ----------        ----------         ---------            ---------            -----

    1966      $    0             $     0             $ 8,920         $      0              $      0           $  8,916
    1967          75                 954              13,165               77                   984             14,220
    1968         121               1,278              15,103              211                 2,371             17,684
    1969         242                 836              12,897              410                 2,862             16,168
    1970         306                   0              12,137              726                 2,692             15,548
    1971         313                 652              13,794            1,143                 3,757             18,692
    1972         280                 765              13,907            1,419                 4,544             19,876
    1973         322                   0              11,089            1,471                 3,622             16,174
    1974         384                   0               7,779            1,383                 2,541             11,698
    1975         368                   0              10,809            2,295                 3,530             16,626
    1976         376                   0              13,689            3,303                 4,471             21,452
    1977         383                   0              13,757            3,715                 4,495             21,963
    1978         661                 572              15,439            4,827                 5,613             25,879
    1979         852               3,998              18,775            6,772                10,900             36,439
    1980       1,097               5,842              23,439            9,656                19,407             52,502
    1981       1,053               2,201              19,253            8,955                18,257             46,465
    1982       1,364               1,691              23,346           12,515                24,081             59,942
    1983       4,257               5,471              25,476           17,849                31,659             74,984
    1984       1,772               6,113              20,973           16,409                32,242             69,624
    1985       2,313               8,923              22,822           20,376                45,166             88,364
    1986       3,785              22,963              18,803           20,481                60,930            100,214
    1987      12,643              22,692              13,065           26,916                65,975            105,956
    1988       3,977                   0              13,963           32,949                70,505            117,417
    1989       2,844                   0              17,907           45,201                90,420            153,528
    1990       2,898               6,132              17,495           47,095                94,866            159,456
    1991       7,496               5,963              27,552           82,490               156,017            266,059
    1992         542                 542              27,009           81,412               153,492            261,913
    1993       1,631              16,494              25,552           78,674               161,958            266,184
    1994           0               3,505              23,701           72,977               153,770            250,448
    1995       8,987              24,887              27,981           95,333               206,954            330,268
    1996      30,446              65,524              24,393          113,668               246,187            384,248
    1997      37,100              24,439              24,467          152,226               272,111            448,804
    1998

QUANTITATIVE EQUITY (2/15/96)


                          DIVIDENDS                                  CUMULATIVE VALUE OF SHARES ACQUIRED
                          ---------                                  -----------------------------------
                 ANNUAL             ANNUAL                                                  REINVESTED
   YEAR          INCOME          CAPITAL GAIN                          REINVESTED            CAPITAL
   ENDED        DIVIDENDS         DIVIDENDS           INITIAL            INCOME                GAIN              TOTAL
   12/31       REINVESTED*        REINVESTED        INVESTMENT         DIVIDENDS*           DIVIDENDS            VALUE
   -----       -----------        ----------        ----------         ----------           ---------            -----

   1996         $188                $  0          $10,694                $189                  $  0            $10,883
   1997          333                 202           12,411                 556                   204             13,171
   1998


SMALL CAP FUND (2/20/69)


                          DIVIDENDS                                  CUMULATIVE VALUE OF SHARES ACQUIRED
                          ---------                                  -----------------------------------

                  ANNUAL            ANNUAL                                                  REINVESTED
    YEAR          INCOME         CAPITAL GAIN                          REINVESTED            CAPITAL
   ENDED        DIVIDENDS         DIVIDENDS           INITIAL            INCOME                GAIN              TOTAL
   12/31       REINVESTED*        REINVESTED        INVESTMENT         DIVIDENDS*           DIVIDENDS            VALUE
   -----       ----------         ----------        ----------         ---------            ---------            -----

    1969      $   94             $     0          $ 9,179             $    95              $      0           $  9,274
    1970         172                   0            8,924                 275                     0              9,199
    1971         117                 243           10,868                 463                   267             11,598
    1972         121                 634           10,925                 583                   890             12,398
    1973         193                   0            7,745                 615                   631              8,991
    1974         197                   0            4,953                 585                   403              5,941
    1975         192                   0            7,585               1,096                   618              9,299
    1976         162                   0            9,915               1,605                   808             12,328
    1977         223                   0           10,981               2,007                   895             13,883
    1978         358               1,527           11,548               2,469                 2,471             16,488
    1979       1,455               1,845           14,009               4,521                 4,932             23,462
    1980       1,770               1,232           18,670               7,745                 7,771             34,186
    1981         829               1,607           16,916               7,931                 8,811             33,658
    1982         657               1,201           20,472              10,389                12,108             42,969
    1983       1,386               3,307           23,170              13,087                16,875             53,132
    1984       1,082                   0           20,934              12,916                15,247             49,097
    1985       1,217               1,482           25,386              17,035                20,161             62,582
    1986         581              11,279           24,104              16,782                30,928             71,814
    1987       5,059              17,848           15,990              16,510                39,485             71,985
    1988       1,062                   0           16,982              18,656                41,931             77,569
    1989       2,370                   0           20,896              25,344                51,599             97,839
    1990       1,325               6,405           18,019              23,288                51,425             92,732
    1991       4,370               7,283           27,925              40,971                87,829            156,725
    1992           0              12,972           25,613              37,580                93,726            156,919
    1993         578               9,825           28,161              41,914               113,195            183,270
    1994           0              10,437           25,566              38,053               113,583            177,202
    1995       7,520              26,809           28,303              50,068               154,057            232,428
    1996       2,709              19,351           29,548              55,007               180,376            264,931
    1997         845              33,380           31,574              59,670               227,911            319,155
    1998

TECHNOLOGY FUND (9/7/48)


                          DIVIDENDS                                  CUMULATIVE VALUE OF SHARES ACQUIRED
                          ---------                                  -----------------------------------
                  ANNUAL            ANNUAL                                                 REINVESTED
    YEAR          INCOME         CAPITAL GAIN                          REINVESTED            CAPITAL
   ENDED         DIVIDENDS         DIVIDENDS          INITIAL            INCOME               GAIN               TOTAL
   12/31        REINVESTED*       REINVESTED        INVESTMENT         DIVIDENDS*           DIVIDENDS            VALUE
   -----        ----------        ----------        ----------         ---------            ---------            -----

    1948      $     0           $      0          $10,127          $        0           $        0             $10,127
    1949          305                112           10,907                 354                  125              11,386
    1950          618                510           12,490               1,046                  659              14,195
    1951          722                569           13,608               1,870                1,312              16,790
    1952          700                303           15,158               2,854                1,779              19,791
    1953          812                595           14,325               3,494                2,292              20,111
    1954          962              1,308           22,406               6,656                5,050              34,112
    1955        1,129              1,681           24,367               8,426                7,310              40,103
    1956        1,286              1,973           24,873               9,890                9,466              44,229
    1957        1,362              2,109           20,485               9,344                9,912              39,741
    1958        1,356              1,883           29,557              15,178               16,404              61,139
    1959        1,430              2,771           34,283              19,144               22,002              75,429
    1960        1,591              3,018           32,615              19,858               24,191              76,664
    1961        1,498              3,620           37,426              24,332               31,506              93,264
    1962        1,482              2,766           29,367              20,530               27,753              77,650
    1963        1,686              3,388           32,152              24,207               33,809              90,168
    1964        2,026              3,949           34,220              27,804               39,936             101,960
    1965        2,279              5,209           41,983              36,626               54,459             133,068
    1966        2,421              7,556           36,878              34,531               56,060             127,469
    1967        2,347             16,506           43,123              42,726               83,106             168,955
    1968        2,661             29,453           38,354              40,541              104,411             183,306
    1969        4,067             15,134           30,970              36,388               98,699             166,057
    1970        4,576              2,306           29,156              39,278               95,450             163,884
    1971        4,307              7,228           31,519              46,839              111,044             189,402
    1972        3,573              9,256           32,320              51,550              123,411             207,281
    1973        4,092                  0           26,202              45,665              100,050             171,917
    1974        5,036                  0           19,704              38,853               75,239             133,796
    1975        5,503                  0           26,160              57,435               99,889             183,484
    1976        5,671                  0           31,983              76,277              122,122             230,382
    1977        6,134              3,081           30,127              78,198              118,387             226,712
    1978        8,346              6,127           34,852              99,253              143,347             277,452
    1979        8,825             14,677           42,911             132,292              192,861             368,064
    1980       11,331             22,789           59,831             198,060              293,649             551,540
    1981       12,949             29,973           46,878             166,926              259,055             472,859
    1982       15,945             18,664           53,122             207,300              312,576             572,998
    1983       22,078             88,219           53,165             228,712              402,902             684,779
    1984       18,122             67,505           44,050             206,394              401,017             651,461
    1985       11,304             43,186           51,561             253,748              516,719             822,028
    1986       11,483            185,857           46,920             240,583              653,079             940,582
    1987       28,099            200,645           38,481             222,331              744,271           1,005,083
    1988       25,656             56,631           36,414             236,256              763,523           1,036,193
    1989       35,011             36,281           42,828             314,484              935,927           1,293,237
    1990       25,588             29,491           41,138             327,604              930,196           1,298,939
    1991       18,709            328,427           47,131             395,051            1,432,891           1,875,073
    1992            0            216,548           41,055             344,122            1,467,648           1,852,825
    1993            0            127,584           42,953             360,038            1,666,453           2,069,449
    1994            0            304,928           41,308             346,245            1,916,846           2,304,399
    1995      164,768            336,598           49,199             591,597            2,649,098           3,289,894
    1996            0            594,714           50,496             607,192            3,305,808           3,963,496
    1997       29,776            678,228           44,805             569,410            3,631,208           4,245,423
    1998

TOTAL RETURN FUND (3/2/64)


                          DIVIDENDS                                  CUMULATIVE VALUE OF SHARES ACQUIRED
                          ---------                                  -----------------------------------
                  ANNUAL            ANNUAL                                                 REINVESTED
    YEAR          INCOME         CAPITAL GAIN                          REINVESTED            CAPITAL
   ENDED        DIVIDENDS         DIVIDENDS           INITIAL            INCOME               GAIN               TOTAL
   12/31       REINVESTED*        REINVESTED        INVESTMENT         DIVIDENDS*           DIVIDENDS            VALUE
   -----       -----------        ----------        ----------         ----------           ---------            -----

    1964      $  286             $    36          $ 9,775            $    280             $     35             $10,090
    1965         485                  75           10,249                 788                  113              11,150
    1966         498                 133            9,337               1,195                  238              10,770
    1967         528                 533           10,367               1,854                  821              13,042
    1968         576                 934           11,552               2,685                1,869              16,106
    1969         705                 186            9,608               2,880                1,734              14,222
    1970         787                  91            9,977               3,851                1,899              15,727
    1971         798                 308           10,806               4,991                2,382              18,179
    1972         913                 475           11,102               6,040                2,937              20,079
    1973       1,095                   0            9,502               6,202                2,514              18,218
    1974       1,164                   0            7,370               5,841                1,950              15,161
    1975       1,251                   0            9,324               8,721                2,467              20,512
    1976       1,412                   0           11,920              12,712                3,153              27,785
    1977       1,580                 689           11,517              13,873                3,777              29,167
    1978       1,997               2,026           11,173              15,386                5,733              32,292
    1979       2,493               3,239           12,547              19,958                9,982              42,487
    1980       3,872               2,955           15,545              29,058               15,524              60,127
    1981       2,893               2,272           14,278              29,458               16,532              60,268
    1982       4,254               2,803           15,771              37,194               21,076              74,041
    1983       8,825               3,719           16,256              47,149               25,542              88,947
    1984       4,093               1,005           15,142              48,081               24,798              87,961
    1985       5,472               2,977           17,891              62,603               32,510             113,004
    1986       6,471              12,816           18,069              69,383               45,459             132,911
    1987       5,213               3,478           16,564              67,975               45,219             129,758
    1988       7,763                   0           16,991              77,756               46,384             141,131
    1989       7,619                   0           19,432              96,645               53,047             169,124
    1990      10,289                   0           19,029             105,091               51,947             176,067
    1991       8,001               6,055           24,999             146,974               74,795             246,768
    1992       6,616               9,754           23,957             147,512               81,449             252,918
    1993      10,120              22,863           23,578             155,228              103,420             282,226
    1994       6,437                   0           20,901             143,755               91,675             256,331
    1995      12,811              11,545           24,265             179,922              118,210             322,467
    1996      23,184              34,012           23,886             200,221              150,791             374,858
    1997      31,868              39,103           23,934             232,013              190,663             446,610
    1998


VALUE+GROWTH FUND (10/16/95)

                         DIVIDENDS                                   CUMULATIVE VALUE OF SHARES ACQUIRED
                         ---------                                   -----------------------------------
                ANNUAL              ANNUAL                                                 REINVESTED
  YEAR          INCOME           CAPITAL GAIN                          REINVESTED            CAPITAL
  ENDED        DIVIDENDS          DIVIDENDS           INITIAL            INCOME               GAIN               TOTAL
  12/31       REINVESTED*         REINVESTED        INVESTMENT         DIVIDENDS*           DIVIDENDS            VALUE
  -----       -----------         ----------        ----------         ----------           ---------            -----

  1995          $  0                $  0          $10,030              $    0                 $  0             $10,030
  1996           724                  99           11,766                 727                  100              12,593
  1997           372                 159           14,146               1,252                  282              15,680

*    Includes short-term capital gain dividends.


The following tables compare the performance of the Class A shares of the Funds over various periods with that of other mutual funds within the categories described below according to data reported by Lipper Analytical Services, Inc. ("Lipper"), New York, New York, which is a mutual fund reporting service. Lipper performance figures are based on changes in net asset value, with all income and capital gain dividends reinvested. Such calculations do not include the effect of any sales charges. Future performance cannot be guaranteed. Lipper publishes performance analyses on a regular basis. Each category includes funds with a variety of objectives, policies and market and credit risks that should be considered in reviewing these rankings.

AGGRESSIVE GROWTH FUND


                                                         Lipper Mutual Fund
                                                        Performance Analysis
                                                     Capital Appreciation Funds


One Year (Period ended 12/31/98)

The Lipper Capital Appreciation Fund category includes funds which aim to maximize capital appreciation.

BLUE CHIP FUND


                                                          Lipper Mutual Fund
                                                         Performance Analysis
                                                         Growth & Income Funds

Ten Year (Period ended 12/31/9)
Five Year (Period ended 12/31/9)
One Year (Period ended 12/31/9)


The Lipper Growth & Income Funds category includes funds which combine a growth of earnings orientation and an income requirement for level and/or rising dividends.

GROWTH FUND


                                                           Lipper Mutual Fund
                                                          Performance Analysis
                                                              Growth Funds

Ten Years (Period ended 12/31/9)
Five Years (Period ended 12/31/9)
One Year (Period ended 12/31/9)


The Lipper Growth Funds category includes funds which normally invest in companies whose long-term earnings are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices.

QUANTITATIVE FUND


                                                         Lipper Mutual Fund
                                                        Performance Analysis
                                                            Growth Funds

One Year (Period ended 12/31/9)


The Lipper Growth Funds category includes funds which normally invest in companies whose long-term earnings are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices.

SMALL CAP FUND


                                                       Lipper Mutual Fund
                                                      Performance Analysis
                                                        Small Cap Company
                                                          Growth Funds

Ten Years (Period ended 12/31/9)
Five Years (Period ended 12/31/9)
One Year (Period ended 12/31/9)


The Lipper Small Company Growth Fund category includes funds which by prospectus or portfolio practice limit their investments to companies on the basis of the size of the company.

TECHNOLOGY FUND


                                                         Lipper Mutual Fund
                                                        Performance Analysis
                                                              Science &
                                                          Technology Funds

Ten Years (Period ended 12/31/98)
Five Years (Period ended 12/31/98)
One Year (Period ended 12/31/98)


The Lipper Science & Technology Funds category includes funds which invest 65% of their equity portfolio in science and technology stocks.

TOTAL RETURN FUND


                                                          Lipper Mutual Fund
                                                         Performance Analysis
                                                            Balanced Funds

Ten Years (Period ended 12/31/98)
Five Years (Period ended 12/31/98)
One Year (Period ended 12/31/98)


The Lipper Balanced Fund category includes funds whose primary objectives are to conserve principal by maintaining at all times a balanced portfolio of both stock and bonds. Typically, the stock/bond ratio ranges around 60% to 40%.

VALUE + GROWTH FUND


                                                           Lipper Mutual Fund
                                                          Performance Analysis
                                                             Growth & Income

One Year (Period ended 12/31/98)


The Lipper Growth & Income Fund category includes funds which combine a growth of earnings orientation and an income requirement for level and/or rising dividends.

OFFICERS AND TRUSTEES


The officers and trustees of the Funds, their birth dates, their principal occupations and their affiliations, if any, with the Advisor and KDI are listed below. All persons named as trustees also serve in similar capacities for other funds advised by the Advisor.

[To be Updated]


All Funds:


The officers and trustees of the Fund, their birthdates, their principal occupations and their affiliations, if any, with the Advisor and KDI, are listed below. All persons named as officers and trustees also serve in similar capacities for other funds advised by the Advisor. :

DAVID W. BELIN (6/20/28), Trustee, 2000 Financial Center, 7th and Walnut, Des Moines, Iowa; Member, Belin Lamson McCormick Zumbach Flynn, P.C. (attorneys).

LEWIS A. BURNHAM (1/8/33), Trustee, 16410 Avila Boulevard, Tampa, Florida; Retired; formerly, Partner, Business Resources Group; formerly, Executive Vice President, Anchor Glass Container Corporation.

DONALD L. DUNAWAY (3/8/37), Trustee, 7515 Pelican Bay Boulevard, Naples, Florida; Retired; formerly, Executive Vice President, A.O. Smith Corporation (diversified manufacturer).

ROBERT B. HOFFMAN (12/11/36), Trustee, 800 North Lindbergh Boulevard, St. Louis, Missouri; Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products); formerly, Vice President, Head of International Operations, FMC Corporation (manufacturer of machinery and chemicals).

DONALD R. JONES (1/17/30), Trustee, 182 Old Wick Lane, Inverness, Illinois; Retired; Director, Motorola, Inc. (manufacturer of electronic equipment and components); formerly, Executive Vice President and Chief Financial Officer, Motorola, Inc.

SHIRLEY D. PETERSON (9/3/41), Trustee, 401 Rosemont Avenue, Frederick, Maryland; President, Hood College; formerly, Partner, Steptoe & Johnson (attorneys); prior thereto, Commissioner, Internal Revenue Service; prior thereto, Assistant Attorney General, U.S. Department of Justice; Director, Bethlehem Steel Corp.

DANIEL PIERCE (3/18/34), Trustee*, Two International Place, Boston, Massachusetts; Managing Director, Advisor.

WILLIAM P. SOMMERS (7/22/33), Trustee, 333 Ravenswood Avenue, Menlo Park, California; President and Chief Executive Officer, SRI International (research and development); formerly, Executive Vice President, Iameter (medical information and educational service provider); prior thereto, Senior Vice President and Director, Booz, Allen & Hamilton Inc. (management consulting firm)(retired); Director, Rohr, Inc., Therapeutic Discovery Corp. and Litton Industries.

EDMOND D. VILLANI (3/4/47), Trustee*, 345 Park Avenue, New York, New York; President, Chief Executive Officer and Managing Director, Advisor.

MARK S. CASADY (9/21/60), President*, 345 Park Avenue, New York, New York; Managing Director, Advisor; formerly, Institutional Sales Manager of an unaffiliated mutual fund distributor.

PHILIP J. COLLORA (11/15/45), Vice President and Secretary*, 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President and Assistant Secretary, Advisor.

JERARD K. HARTMAN, Vice President*, 345 Park Avenue, New York, New York; Senior Vice President, Advisor.

THOMAS W. LITTAUER (4/26/55), Vice President*, Two International Place, Boston, Massachusetts; Managing Director, Advisor; formerly, Head of Broker Dealer Division of an unaffiliated investment management firm during 1997; prior thereto, President of Client Management Services of an unaffiliated investment management firm from 1991 to 1996.

ANN M. McCREARY (11/6/56), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Advisor.

ROBERT C. PECK, JR. (10/1/46), Vice President*, 222 South Riverside Plaza, Chicago, Illinois; Managing Director, Advisor; formerly, Executive Vice President and Chief Investment Officer with an unaffiliated investment management firm from 1988 to June 1997.

KATHRYN L. QUIRK (12/3/52), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Advisor.

LINDA J. WONDRACK (9/12/64), Vice President*, Two International Place, Boston, Massachusetts; Senior Vice President, Advisor.

JOHN R. HEBBLE (6/27/58), Treasurer*, Two International Place, Boston, Massachusetts; Senior Vice President, Advisor.

BRENDA LYONS, Assistant Treasurer*, Two International Place, Boston, Massachusetts; Senior Vice President, Advisor.

CAROLINE PEARSON (4/1/62), Assistant Secretary*, Two International Place, Boston, Massachusetts; Senior Vice President, Advisor; formerly, Associate, Dechert Price & Rhoads (law firm) 1989 to 1997.

MAUREEN E. KANE (2/14/62), Assistant Secretary*, Two International Place, Boston, Massachusetts; Vice President, Advisor; formerly, Assistant Vice President of an unaffiliated investment management firm; prior thereto, Associate Staff Attorney of an unaffiliated investment management firm; Associate, Peabody & Arnold (law firm).

ELIZABETH C. WERTH (10/1/47), Assistant Secretary*, 222 South Riverside Plaza, Chicago, Illinois; Vice President, Advisor and KDI.

Aggressive Growth Fund & Small Cap Fund:

STEVEN H. REYNOLDS

Blue Chip Fund and Technology Fund:


TRACY McCORMICK CHESTER (9/27/54), Vice President*, 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, Scudder Kemper; formerly, Portfolio Manager for Fiduciary Management; prior thereto, independent consultant managing private accounts.

Quantitative Fund & Value+Growth Fund:


PHILIP S. FORTUNA


Total Return Fund:

GARY A. LANGBAUM (12/16/48), Vice President*, 222 South Riverside Plaza, Chicago, Illinois; Executive Vice President, Scudder Kemper.

*Interested persons of the Fund as defined in the Investment Company Act of 1940.


The trustees and officers who are "interested persons" as designated above receive no compensation from the Funds. The table below shows amounts paid or accrued to those trustees who are not designated "interested persons" during each Fund's 1998 fiscal year except that the information in the last column is for calendar year 1998.


Aggregate Compensation From Fund


                                                                                                                           Total
                                                                                                                       Compensation
                                                                                                                       From Fund and
                                                                                                                        Kemper Fund
                                                                                                                          Complex
                                                                                                   Total      Value+       Paid
Name of Trustee       Aggressive (a)   Blue Chip   Growth   Quantitative  Small Cap     Tech      Return      Growth     Trustees**
---------------       -------------    ---------   ------   -----------   ---------     ----      ------      ------     ----------

David W. Belin*
Lewis A. Burnham
Donald L. Dunaway*
Robert B. Hoffman
Donald R. Jones
Shirley D. Peterson
William P. Sommers


(a) No compensation for services as fee schedule not established. It is anticipated that a fee schedule will be established in the future.

* Includes deferred fees and interest thereon pursuant to deferred compensation agreements with Kemper funds. Deferred amounts accrue interest monthly at a rate equal to the yield of Zurich Money Funds -- Zurich Money Market Fund. Total deferred amounts and interest accrued through each Fund's fiscal year are $0, $15,600, $65,900, $800, $42,600, $57,700,
     $77,500 and $1,500 for Mr. Belin and $0, $14,600, $44,400, $900, $26,700,
     $34,900, $50,200 and $1,700 for Mr. Dunaway for the Aggressive, Blue Chip, Growth, Quantitative, Small Cap, Technology, Total Return and Value+Growth Funds, respectively.

** Includes compensation for service on the boards of 25 Kemper funds with 41 fund portfolios. Each trustee currently serves as a trustee of 26 Kemper funds with 46 fund portfolios.

As of January 7, 1999, To be updated except for Steven H. Reynolds, who beneficially owned 2.01 percent of the Aggressive Growth Fund, and William M. Knapp, who beneficially owned 1.31 percent of the Quantitative Fund, the officers and trustees of the Funds, as a group, owned less than 1% of the then outstanding shares of each Fund and no person owned of record 5% or more of the outstanding shares of any class of any Fund, except the persons indicated in the chart below.

Name and Addres                          % Owned           Fund            Class
---------------                          -------           ----            -----

Scudder Kemper Investments, Inc.**
Accounting Department
222 S. Riverside Plaza
Chicago, IL 60606

NFSC*
One World Financial Center
200 Liberty Street, 4th Floor
New York, NY 10281-1003

Scudder Kemper Investments, Inc.**
Accounting Department
222 S. Riverside Plaza
Chicago, IL 60606

BHC Securities, Inc.*
One Commerce Square
2005 Market Street
Suite 1200
Philadelphia, PA 19103

NFSC*
One World Financial Center
200 Liberty Street, 4th Floor
New York, NY 10281-1003

PaineWebber*
Mutual Fund Department
1000 Harbor Blvd.
8th Floor
Weehawken, NJ 07087-6727

BHC Securities, Inc.*
One Commerce Square
2005 Market Street
Suite 1200
Philadelphia, PA 19103

Edward D. Jones & Co.*
201 Progress Parkway
Maryland Hts, MO 63043-3009

MLPFSS*
4800 Deer Lake Dr. East
3rd Floor
Jacksonville, FL 32246

Name and Addres                          % Owned           Fund            Class
---------------                          -------           ----            -----

Scudder Kemper Investments, Inc.**
Accounting Department
222 S. Riverside Plaza
Chicago, IL 60606

John E. Susong**
7181 Chagrin Rd.
Chagrin Falls, OH 44023

NFSC*
One World Financial Center
200 Liberty Street, 4th Floor
New York, NY 10281-1003

PaineWebber*
Mutual Fund Department
1000 Harbor Blvd.
8th Floor
Weehawken, NJ 07087-6727

PaineWebber FBO*
Michael Sequall
13835 North 107th Street
Longmont, CO 80501

Wolf C. Neumann, M.D.**
3400 Goltingen
Karl - Grueneklee - STR 4C
Germany

NFSC*
One World Financial Center
200 Liberty Street, 4th Floor
New York, NY 10281-1003

BT Alex Brown Incorporated
P.O. Box 1346
Baltimore, MD 21203

Scudder Kemper Retirement Plans
222 S. Riverside Plaza
Chicago, IL 60606


*    Record and beneficial owner.

**   Record owner only.

SHAREHOLDER RIGHTS


The Funds are open-end management investment companies, organized as separate business trusts under the laws of Massachusetts. The Aggressive Growth Fund was organized as a business trust under the laws of Massachusetts on October 3, 1996. The Blue Chip Fund was organized as a business trust under the laws of Massachusetts on May 28, 1987. The Growth Fund was organized as a business trust under the laws of Massachusetts on October 24, 1985 and, effective January 31, 1986, that Fund pursuant to a reorganization succeeded to the assets and liabilities of Kemper Growth Fund, Inc., a Maryland corporation organized in 1965. The Quantitative Fund was organized as a business trust under the laws of

Massachusetts on June 12, 1995. The Small Cap Fund was organized as a business trust under the laws of Massachusetts on October 24, 1985 and, effective January 31, 1986, that Fund pursuant to a reorganization succeeded to the assets and liabilities of Kemper Summit Fund, Inc., a Maryland corporation organized in 1968. Prior to February 1, 1992, the Small Cap Fund was known as "Kemper Summit Fund." The Technology Fund was organized as a business trust under the laws of Massachusetts on October 24, 1985 as Technology Fund and changed its name to Kemper Technology Fund effective February 1, 1988. Effective January 31, 1986, Technology Fund pursuant to a reorganization succeeded to the assets and liabilities of Technology Fund, Inc., a Maryland corporation originally organized as a Delaware corporation in 1948. Technology Fund was known as Television Fund, Inc. until 1950 and as Television-Electronics Fund, Inc. until 1968. The Total Return Fund was organized as a business trust under the laws of Massachusetts on October 24, 1985 and, effective January 31, 1986, that Fund pursuant to a reorganization succeeded to the assets and liabilities of Kemper Total Return Fund, Inc., a Maryland corporation organized in 1963. The Total Return Fund was known as Balanced Income Fund, Inc. until 1972 and as Supervised Investors Income Fund, Inc. until 1977. The Value+Growth Fund was organized as a business trust under the laws of Massachusetts on June 14, 1995 under the name Kemper Value Plus Growth Fund and does business as Kemper Value+Growth Fund.

The Technology Fund and the Quantitative Fund each may in the future seek to achieve its investment objective by pooling its assets with assets of other mutual funds for investment in another investment company having the same investment objective and substantially the same investment policies and restrictions as such Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and to reduce costs. It is expected that any such investment company will be managed by Scudder Kemper in substantially the same manner as the corresponding Fund. Shareholders of a Fund will be given at least 30 days' prior notice of any such investment, although they will not be entitled to vote on the action. Such investment would be made only if the Trustees determine it to be in the best interests of the respective Fund and its shareholders.

Currently, each Fund offers four classes of shares. These are Class A, Class B and Class C shares, as well as Class I shares, which have different expenses, which may affect performance. Class I shares are available for purchase exclusively by the following categories of institutional investors: (1) tax-exempt retirement plans (Profit Sharing, 401(k), Money Purchase Pension and Defined Benefit Plans) of Scudder Kemper Investments, Inc. ("Scudder Kemper") and its affiliates and rollover accounts from those plans; (2) the following investment advisory clients of Scudder Kemper and its investment advisory affiliates that invest at least $1 million in a Fund: unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); unaffiliated banks and insurance companies purchasing for their own accounts; and endowment funds of unaffiliated non-profit organizations; (3) investment-only accounts for large qualified plans, with at least $50 million in total plan assets or at least 1000 participants; (4) trust and fiduciary accounts of trust companies and bank trust departments providing fee based advisory services that invest at least $1 million in a Fund on behalf of each trust; and (5) policy holders under Zurich-American Insurance Group's collateral investment program investing at least $200,000 in a Fund. The Board of Trustees of a Fund may authorize the issuance of additional classes and additional Portfolios if deemed desirable, each with its own investment objectives, policies and restrictions. Since the Funds may offer multiple Portfolios, each is known as a "series company." Shares of a Fund have equal noncumulative voting rights except that Class B and Class C shares have separate and exclusive voting rights with respect to each Fund's Rule 12b-1 Plan. Shares of each class also have equal rights with respect to dividends, assets and liquidation of such Fund subject to any preferences (such as resulting from different Rule 12b-1 distribution fees), rights or privileges of any classes of shares of the Fund. Shares of each Fund are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights. The Funds are not required to hold annual shareholder meetings and do not intend to do so. However, they will hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment management agreement. Subject to the Agreement and Declaration of Trust of each Fund, shareholders may remove trustees. If shares of more than one Portfolio for any Fund are outstanding, shareholders will vote by Portfolio and not in the aggregate or by class except when voting in the aggregate is required, under the 1940 Act, such as for the election of trustees or when voting by class is appropriate.

The Funds generally are not required to hold meetings of their shareholders. Under the Agreement and Declaration of Trust of each Fund ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which shareholder approval is required by the Investment Company Act of 1940 ("1940 Act"); (c) any termination of the Fund or a class to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Fund, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Fund, or any registration of the Fund with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

Each trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) each Fund will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders, and (b) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.

Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of a Fund stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, each Fund has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.


Each Fund's Declaration of Trust provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of a Fund could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Declaration of Trust, such as termination or reorganization of a Fund and certain amendments of the Declaration of Trust, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.


Each Fund's Declaration of Trust specifically authorizes the Board of Trustees to terminate the Fund or any Portfolio or class by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of a Fund. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of each Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by a Fund or the Fund's trustees. Moreover, the Declaration of Trust provides for indemnification out of Fund property for all losses and expenses of any shareholder held personally liable for the obligations of a Fund and each Fund will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by Scudder Kemper remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and such Fund itself is unable to meet its obligations.

APPENDIX--RATINGS OF FIXED INCOME INVESTMENTS

Standard & Poor's Corporation Bond Ratings

AAA. Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C. Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI. The rating CI is reserved for income bonds on which no interest is being paid.

D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

Moody's Investors Service, Inc. Bond Ratings


Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                               KEMPER GROWTH FUND

                            PART C. OTHER INFORMATION

Item 23.    Exhibits.
--------    ---------


               (a) Amended and Restated Agreement and Declaration of Trust. (Incorporated by reference to Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A which was filed on January 30, 1996.)

               (b)          By-laws.
                            (Incorporated by reference to Post-Effective
                            Amendment No. 50 to Registrant's Registration Statement on Form N-1A which was filed on January 30, 1996.)

               (c)          Inapplicable.

               (d)(1) Investment Management Agreement (IMA) between the Registrant, on behalf of Kemper Growth Fund, and Scudder Kemper Investments, Inc. dated December 31, 1997. (Incorporated by reference to Post-Effective Amendment No. 52 to the Registrant's Registration Statement on Form N-1A which was filed on January 27, 1998.)

              (d)(2) Investment Management Agreement (IMA) between the Registrant, on behalf of Kemper Growth Fund, and Scudder Kemper Investments, Inc. dated September 7, 1998. To be filed by Amendment.

              (e)(1) Underwriting and Distribution Services Agreement between the Registrant, on behalf of Kemper Growth Fund, and Kemper Distributors, Inc. dated January 20, 1998.
                            (Incorporated by reference to Post-Effective
                            Amendment No. 52 to the Registrant's Registration Statement on Form N-1A which was filed on January 27, 1998.)

              (e)(2) Underwriting and Distribution Services Agreement between the Registrant and Kemper Distributors, Inc.

              (e)(3) Underwriting and Distribution Services Agreement between the Registrant and Kemper Distributors, Inc. dated September 7, 1998. To be filed by Amendment.

              (f)           Selling Group Agreement.  To be filed by Amendment.

              (g)(1) Custodian Agreement between the Registrant, on behalf of Kemper Growth Fund, and Investors Fiduciary Trust Company.
                            (Incorporated by reference to Post-Effective
                            Amendment No. 50 to Registrant's Registration Statement on Form N-1A which was filed on January 30, 1996.)

              (g)(2) Foreign Custody Agreement between the Registrant, on behalf of Kemper

                                 Part C - Page 1

                            Growth Fund, and The Chase Manhattan Bank.
                            (Incorporated by reference to Post-Effective
                            Amendment No. 50 to Registrant's Registration Statement on Form N-1A which was filed on January 30, 1996.)

               (h)(1)       Agency Agreement.
                            (Incorporated by reference to Post-Effective
                            Amendment No. 50 to Registrant's Registration Statement on Form N-1A which was filed on January 30, 1996.)

               (h)(2) Administrative Services Agreement between the Registrant and Kemper Distributors, Inc., dated April 1, 1997.
                            (Incorporated by reference to Post-Effective
                            Amendment No. 52 to the Registrant's Registration Statement on Form N-1A which was filed on January 27, 1998.)

               (h)(3) Supplement to Agency Agreement between Registrant and Investors Fiduciary Trust Company, dated June 1, 1997.
                            (Incorporated by reference to Post-Effective
                            Amendment No. 52 to the Registrant's Registration Statement on Form N-1A which was filed on January 27, 1998.)

               (h)(4) Fund Accounting Agreement between Kemper Growth Fund and Scudder Fund Accounting Corporation dated December 31, 1997.
                            (Incorporated by reference to Post-Effective
                            Amendment No. 50 to the Registrant's Registration Statement on Form N-1A which was filed on January 27, 1998.)

               (i)          Inapplicable.

               (j) Report and Consent of Independent Auditors. To be filed by Amendment.

               (k)          Inapplicable.

               (l)          Inapplicable.

              (m)(1) Rule 12b-1 Plan between Kemper Growth Fund (Class B Shares) and Kemper Distributors, Inc., dated August 1, 1998. To be filed by Amendment.

              (m)(2) Rule 12b-1 Plan between Kemper Growth Fund (Class C Shares) and Kemper Distributors, Inc., dated September 7, 1998. To be filed by Amendment.

               (n)          Financial Data Schedule. To be filed by Amendment.

               (o)          Rule 18f-3 Plan.
                            (Incorporated by reference to Post-Effective
                            Amendment No. 50 to Registrant's Registration Statement on Form N-1A which was filed on January 30, 1996.)

Item 24.          Persons Controlled by or under Common Control with Fund.
--------          --------------------------------------------------------

                  None

                                Part C - Page 2

Item 25.          Indemnification.
--------          ----------------

         Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit 23(a) hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         On June 26, 1997, Zurich Insurance Company ("Zurich"), ZKI Holding Corp. ("ZKIH"), Zurich Kemper Investments, Inc. ("ZKI"), Scudder, Stevens & Clark, Inc. ("Scudder") and the representatives of the beneficial owners of the capital stock of Scudder ("Scudder Representatives") entered into a transaction agreement ("Transaction Agreement") pursuant to which Zurich became the majority stockholder in Scudder with an approximately 70% interest, and ZKI was combined with Scudder ("Transaction"). In connection with the trustees' evaluation of the Transaction, Zurich agreed to indemnify the Registrant and the trustees who were not interested persons of ZKI or Scudder (the "Independent Trustees") for and against any liability and expenses based upon any action or omission by the Independent Trustees in connection with their consideration of and action with respect to the Transaction. In addition, Scudder has agreed to indemnify the Registrant and the Independent Trustees for and against any liability and expenses based upon any misstatements or omissions by Scudder to the Independent Trustees in connection with their consideration of the Transaction.

Item 26.          Business and Other Connections of Investment Adviser
--------          ----------------------------------------------------

                  Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 26.


                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Stephen R. Beckwith        Treasurer and Chief Financial Officer, Scudder Kemper Investments, Inc.**
                           Vice President and Treasurer, Scudder Fund Accounting Corporation*
                           Director, Scudder Stevens & Clark Corporation**
                           Director and Chairman, Scudder Defined Contribution Services, Inc.**
                           Director and President, Scudder Capital Asset Corporation**
                           Director and President, Scudder Capital Stock Corporation**
                           Director and President, Scudder Capital Planning Corporation**
                           Director and President, SS&C Investment Corporation**
                           Director and President, SIS Investment Corporation**
                           Director and President, SRV Investment Corporation**

Lynn S. Birdsong           Director and Vice President, Scudder Kemper Investments, Inc.**

                                Part C - Page 3


                           Director, Scudder, Stevens & Clark (Luxembourg) S.A.#

William H. Bolinder        Director, Scudder Kemper Investments, Inc.**
                           Member, Group Executive Board, Zurich Financial Services, Inc.##
                           Chairman, Zurich-American Insurance Company o

Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, ZKI Holding Corporation xx

Gunther Gose               Director, Scudder Kemper Investments, Inc.**
                           CFO and Member, Group Executive Board, Zurich Financial Services, Inc.##
                           CEO/Branch Offices, Zurich Life Insurance Company##

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Chairman of the Board, Zurich Holding Company of America o
                           Director, ZKI Holding Corporation xx

Kathryn L. Quirk           Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder Kemper
                           Investments, Inc.**
                           Director, Senior Vice President & Assistant Clerk, Scudder Investor Services, Inc.*
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation*
                           Director & Assistant Clerk, Scudder Service Corporation*
                           Director, SFA, Inc.*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc.***
                           Director, Scudder, Stevens & Clark Japan, Inc.***
                           Director, Vice President and Secretary, Scudder, Stevens & Clark of Canada, Ltd.***
                           Director, Vice President and Secretary, Scudder Canada Investor Services Limited***
                           Director, Vice President and Secretary, Scudder Realty Advisers, Inc. x
                           Director and Secretary, Scudder, Stevens & Clark Corporation**
                           Director and Secretary, Scudder, Stevens & Clark Overseas Corporation oo
                           Director and Secretary, SFA, Inc.*
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                           Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary, SS&C Investment Corporation**
                           Director, Vice President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President and Secretary, Scudder Brokerage Services, Inc.*
                           Director, Korea Bond Fund Management Co., Ltd.+

Cornelia M. Small          Director and Vice President, Scudder Kemper Investments, Inc.**

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc.###
                           President and Director, Scudder, Stevens & Clark Overseas Corporation oo
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc.x
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg

                                Part C - Page 4

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C.
                  Luxembourg B 34.564
         ***      Toronto, Ontario, Canada
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         xx       222 S. Riverside, Chicago, IL
         o        Zurich Towers, 1400 American Ln., Schaumburg, IL
         ##       Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland

Item 27.          Principal Underwriters.
--------          -----------------------

         (a)

         Kemper  Distributors,   Inc.  acts  as  principal  underwriter  of  the
         Registrant's shares and acts as principal underwriter of the Kemper Funds.

         (b)

         Information on the officers and directors of Kemper Distributors, Inc., principal underwriter for the Registrant is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.




         (1)                               (2)                                     (3)

                                           Positions and Offices with              Positions and
         Name                              Kemper Distributors, Inc.               Offices with Registrant
         ----                              -------------------------               -----------------------

         James L. Greenawalt               President                               None

         Thomas W. Littauer                Director, Chief Executive Officer       Vice President

         Kathryn L. Quirk                  Director, Secretary, Chief Legal
                                           Officer and Vice President              Vice President

         James J. McGovern                 Chief Financial Officer and Vice
                                           President                               None

         Linda J. Wondrack                 Vice President and Chief Compliance
                                           Officer                                 Vice President

         Paula Gaccione                    Vice President                          None

         Michael E. Harrington             Vice President                          None

         Robert A. Rudell                  Vice President                          None

         William M. Thomas                 Vice President                          None

         Elizabeth C. Werth                Vice President                          Assistant Secretary

         Todd N. Gierke                    Assistant Treasurer                     None

                                Part C - Page 5



                                           Positions and Offices with              Positions and
         Name                              Kemper Distributors, Inc.               Offices with Registrant
         ----                              -------------------------               -----------------------

         Philip J. Collora                 Assistant Secretary                     Vice President and Secretary.

         Paul J. Elmlinger                 Assistant Secretary                     None

         Diane E. Ratekin                  Assistant Secretary                     None

         Daniel Pierce                     Director, Chairman                      Trustee

         Mark S. Casady                    Director, Vice Chairman                 President

         Stephen R. Beckwith               Director                                None

         (c)      Not applicable


Item 28.          Location of Accounts and Records
--------          --------------------------------

         Accounts, books and other documents are maintained at the offices of the Registrant, the offices of Registrant's investment adviser, Scudder Kemper Investments, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, at the offices of the Registrant's principal underwriter, Kemper Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606 or, in the case of records concerning custodial functions, at the offices of the custodian, Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania Avenue, Kansas City, Missouri 64105 or, in the case of records concerning transfer agency functions, at the offices of IFTC and of the shareholder service agent, Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105.

Item 29.          Management Services.
--------          --------------------

                  Inapplicable

Item 30.          Undertakings
--------          -------------

                  Inapplicable


                                Part C - Page 6

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 1st day of December 1998.


                                                By  /s/ Mark S. Casady
                                                    -------------------------
                                                    Mark S. Casady, President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on December 1, 1998 on behalf of the following persons in the capacities indicated.


SIGNATURE                                   TITLE
---------                                   -----
/s/ Mark S. Casady
-------------------------
Mark S. Casady                              President

/s/Daniel Pierce
--------------------------------------
Daniel Pierce*                              Chairman and Trustee

/s/David W. Belin
--------------------------------------
David W. Belin*                             Trustee

/s/Lewis A. Burnham
--------------------------------------
Lewis A. Burnham*                           Trustee

/s/Donald L. Dunaway
--------------------------------------
Donald L. Dunaway*                          Trustee

/s/Robert B. Hoffman
--------------------------------------
Robert B. Hoffman*                          Trustee

/s/Donald R. Jones
--------------------------------------
Donald R. Jones*                            Trustee

/s/Shirley D. Peterson
--------------------------------------
Shirley D. Peterson*                        Trustee

/s/William P. Sommers
--------------------------------------
William P. Sommers*                         Trustee

/s/Edmond D. Villani
--------------------------------------
Edmond D. Villani*                          Trustee

/s/John R. Hebble
--------------------------------------
John R. Hebble                              Treasurer


                                                By:     /s/ Philip J. Collora
                                                        ------------------------
                                                        Philip J. Collora*

     * Philip J. Collora signs this document pursuant to powers of attorney filed with Post-Effective Amendment No. 52 to the Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

                                                               File No. 2-24392
                                                               File No. 811-1365


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 53
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 53

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                               KEMPER GROWTH FUND

                               KEMPER GROWTH FUND

                                  EXHIBIT INDEX



                       Exhibits to be filed by Amendment.